UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 85% Portfolio

September 30, 2017

VF85-QTLY-1117
1.837323.111

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.4%
	Shares	Value
Fidelity Air Transportation Portfolio (a)	36,821	$3,113,195
Fidelity Banking Portfolio (a)	399,967	13,638,880
Fidelity Biotechnology Portfolio (a)(b)	66,359	15,446,437
Fidelity Blue Chip Growth Fund (a)	881	73,810
Fidelity Brokerage and Investment Management Portfolio (a)	36,451	2,878,917
Fidelity Chemicals Portfolio (a)	55,633	9,795,348
Fidelity Commodity Strategy Fund (a)	199,567	2,023,612
Fidelity Consumer Discretionary Portfolio (a)	447,393	17,385,676
Fidelity Consumer Staples Portfolio (a)	157,387	15,060,376
Fidelity Defense and Aerospace Portfolio (a)	82,013	13,254,145
Fidelity Dividend Growth Fund (a)	312	10,567
Fidelity Energy Portfolio (a)	294,016	12,142,871
Fidelity Energy Service Portfolio (a)	62,695	2,987,421
Fidelity Environmental and Alternative Energy Portfolio (a)	49,609	1,261,548
Fidelity Equity Dividend Income Fund (a)	140,250	4,030,782
Fidelity Equity-Income Fund (a)	60,481	3,675,420
Fidelity Financial Services Portfolio (a)	206,914	22,396,328
Fidelity Global Commodity Stock Fund (a)	124,739	1,548,009
Fidelity Gold Portfolio (a)	3,897	80,870
Fidelity Health Care Portfolio (a)	83,978	19,531,662
Fidelity Health Care Services Portfolio (a)	27,981	2,554,648
Fidelity Industrial Equipment Portfolio (a)	34,325	1,452,617
Fidelity Industrials Portfolio (a)	237,426	8,366,890
Fidelity Insurance Portfolio (a)	86,252	7,366,823
Fidelity Large Cap Stock Fund (a)	174,580	5,642,414
Fidelity Leisure Portfolio (a)	20,908	3,359,732
Fidelity Magellan Fund (a)	176	17,966
Fidelity Materials Portfolio (a)	2,757	244,656
Fidelity Medical Equipment and Systems Portfolio (a)	242,039	11,102,348
Fidelity Multimedia Portfolio (a)	52,997	4,286,399
Fidelity OTC Portfolio (a)	3,950	411,445
Fidelity Real Estate Investment Portfolio (a)	6,588	275,780
Fidelity Retailing Portfolio (a)	2,875	350,897
Fidelity Semiconductors Portfolio (a)	19,438	2,172,357
Fidelity Small Cap Value Fund (a)	38,016	737,134
Fidelity Stock Selector Large Cap Value Fund (a)	222,151	4,463,010
Fidelity Technology Portfolio (a)	388,956	69,051,433
Fidelity Telecommunications Portfolio (a)	28,101	1,926,898
Fidelity Transportation Portfolio (a)	32,231	3,267,291
Fidelity Utilities Portfolio (a)	25,183	2,101,518
Fidelity Value Discovery Fund (a)	202,386	5,614,199
TOTAL DOMESTIC EQUITY FUNDS
(Cost $221,140,272)		295,102,329

International Equity Funds - 28.3%
Fidelity Diversified International Fund (a)	150,303	6,114,320
Fidelity Emerging Asia Fund (a)	29,463	1,213,858
Fidelity Emerging Markets Fund (a)	99,655	3,028,512
Fidelity Europe Fund (a)	251,872	10,530,781
Fidelity International Capital Appreciation Fund (a)	54,936	1,130,034
Fidelity International Discovery Fund (a)	56,811	2,624,670
Fidelity International Enhanced Index Fund (a)	379,104	3,772,086
Fidelity International Index Fund Premium Class (a)	298,404	12,700,084
Fidelity International Real Estate Fund (a)	1,592	17,623
Fidelity International Small Cap Fund (a)	174,836	5,129,693
Fidelity International Small Cap Opportunities Fund (a)	300,012	5,541,214
Fidelity Japan Fund (a)	244,417	3,497,605
Fidelity Japan Smaller Companies Fund (a)	374,792	6,821,221
Fidelity Nordic Fund (a)	16,152	870,905
Fidelity Overseas Fund (a)	1,558,117	77,282,610
Fidelity Pacific Basin Fund (a)	30,405	1,023,448
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $115,285,497)		141,298,664

Bond Funds - 10.8%
Fidelity Floating Rate High Income Fund (a)	723,198	6,964,394
Fidelity Focused High Income Fund (a)	430	3,771
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	107,027	1,052,071
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	326,660	4,269,450
Fidelity New Markets Income Fund (a)	147,162	2,420,814
Fidelity U.S. Bond Index Fund Institutional Class (a)	3,341,172	38,857,830
TOTAL BOND FUNDS
(Cost $52,107,918)		53,568,330

Short-Term Funds - 1.5%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%(a)(c)
(Cost $7,531,185)	7,531,185	7,531,185
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $396,064,872)		497,500,508
NET OTHER ASSETS (LIABILITIES) - 0.0%		(86,032)
NET ASSETS - 100%		$497,414,476

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$460,037	$2,352,967	$--	$1,617	$--	$300,191	$3,113,195
Fidelity Banking Portfolio	13,235,974	2,400	357,976	2,400	39,320	719,162	13,638,880
Fidelity Biotechnology Portfolio	5,497,775	7,361,775	415,724	--	2,269	3,000,342	15,446,437
Fidelity Blue Chip Growth Fund	108,338	1,117,213	1,231,088	42	64,688	14,659	73,810
Fidelity Brokerage and Investment Management Portfolio	--	2,528,252	--	650	--	350,665	2,878,917
Fidelity Canada Fund	907,621	38,537	945,199	--	(9,746)	8,787	--
Fidelity Chemicals Portfolio	10,745,171	2,785,731	5,416,460	3,366	428,970	1,251,936	9,795,348
Fidelity Commodity Strategy Fund	--	1,995,767	--	1,394	--	27,845	2,023,612
Fidelity Consumer Discretionary Portfolio	23,341,950	821,166	9,002,703	--	882,056	1,343,207	17,385,676
Fidelity Consumer Staples Portfolio	16,678,988	913,625	3,664,248	35,386	151,728	980,283	15,060,376
Fidelity Defense and Aerospace Portfolio	5,713,175	6,561,634	1,122,907	4,444	(36,694)	2,138,937	13,254,145
Fidelity Diversified International Fund	8,578,612	3,447,338	7,729,334	--	707,432	1,110,272	6,114,320
Fidelity Dividend Growth Fund	9,460	607	--	88	--	500	10,567
Fidelity Emerging Asia Fund	1,146,771	--	242,110	--	10,899	298,298	1,213,858
Fidelity Emerging Markets Fund	1,885,882	398,041	--	--	--	744,589	3,028,512
Fidelity Energy Portfolio	15,683,998	2,072,714	4,093,393	--	(55,874)	(1,464,574)	12,142,871
Fidelity Energy Service Portfolio	2,456,429	1,977,565	750,137	--	(156,219)	(540,217)	2,987,421
Fidelity Environmental and Alternative Energy Portfolio	393,391	794,908	--	1,012	--	73,249	1,261,548
Fidelity Equity Dividend Income Fund	2,100,264	2,387,638	687,094	34,287	2,405	227,569	4,030,782
Fidelity Equity-Income Fund	--	3,789,862	194,071	19,038	(2,492)	82,121	3,675,420
Fidelity Europe Fund	5,507,776	3,236,033	--	--	--	1,786,972	10,530,781
Fidelity Financial Services Portfolio	18,717,851	3,619,482	1,852,936	9,265	(25,972)	1,937,903	22,396,328
Fidelity Floating Rate High Income Fund	10,099,539	622,376	3,752,081	250,712	53,615	(59,055)	6,964,394
Fidelity Focused High Income Fund	3,541	115	--	115	--	115	3,771
Fidelity Global Commodity Stock Fund	1,227,293	388,653	198,195	--	(10,700)	140,958	1,548,009
Fidelity Gold Portfolio	74,520	179	--	--	--	6,171	80,870
Fidelity Health Care Portfolio	19,940,678	4,147,090	9,154,247	--	390,926	4,207,215	19,531,662
Fidelity Health Care Services Portfolio	--	2,561,395	--	--	--	(6,747)	2,554,648
Fidelity Industrial Equipment Portfolio	5,687,964	434,802	4,870,606	8,883	300,669	(100,212)	1,452,617
Fidelity Industrials Portfolio	11,220,515	1,034,584	4,672,728	16,072	1,158,845	(374,326)	8,366,890
Fidelity Inflation-Protected Bond Index Fund Institutional Class	8,599,466	579,645	8,257,851	3,407	177,499	(46,688)	1,052,071
Fidelity Insurance Portfolio	12,308,185	775,781	6,434,098	10,747	721,541	(4,586)	7,366,823
Fidelity International Capital Appreciation Fund	1,689,180	--	887,889	--	67,901	260,842	1,130,034
Fidelity International Discovery Fund	3,712,847	1,225,875	3,051,530	--	410,158	327,320	2,624,670
Fidelity International Enhanced Index Fund	--	3,258,225	--	--	--	513,861	3,772,086
Fidelity International Index Fund Premium Class	6,891,320	4,093,699	--	5,831	--	1,715,065	12,700,084
Fidelity International Real Estate Fund	14,778	386	--	290	--	2,459	17,623
Fidelity International Small Cap Fund	9,323,267	378,293	6,477,674	--	709,021	1,196,786	5,129,693
Fidelity International Small Cap Opportunities Fund	3,745,234	800,000	44,599	--	3,620	1,036,959	5,541,214
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	--	8,268,470	737,285	23,794	--	--	7,531,185
Fidelity IT Services Portfolio	33,943	--	35,135	--	27,017	(25,825)	--
Fidelity Japan Fund	2,627,502	321,312	--	--	--	548,791	3,497,605
Fidelity Japan Smaller Companies Fund	6,031,255	--	590,000	--	64,352	1,315,614	6,821,221
Fidelity Large Cap Stock Fund	1,438,333	4,109,468	243,664	11,450	1,390	336,887	5,642,414
Fidelity Leisure Portfolio	--	3,350,368	--	--	--	9,364	3,359,732
Fidelity Long-Term Treasury Bond Index Fund Premium Class	5,734,763	861,507	2,551,869	111,555	(33,215)	258,264	4,269,450
Fidelity Magellan Fund	15,180	922	--	28	--	1,864	17,966
Fidelity Materials Portfolio	352,614	193,834	336,190	72	33,272	1,126	244,656
Fidelity Medical Equipment and Systems Portfolio	10,500,171	7,205,125	8,890,809	--	317,106	1,970,755	11,102,348
Fidelity Multimedia Portfolio	1,552,313	2,562,279	--	--	--	171,807	4,286,399
Fidelity New Markets Income Fund	2,556,813	252,585	514,631	90,980	(8,275)	134,322	2,420,814
Fidelity Nordic Fund	1,510,616	276,456	1,101,255	--	87,520	97,568	870,905
Fidelity OTC Portfolio	31,551	1,207,858	886,033	--	53,112	4,957	411,445
Fidelity Overseas Fund	51,665,121	11,903,639	695,172	--	4,444	14,404,578	77,282,610
Fidelity Pacific Basin Fund	804,529	--	--	--	--	218,919	1,023,448
Fidelity Real Estate Investment Portfolio	1,669,356	7,815	1,392,092	3,289	37,160	(46,459)	275,780
Fidelity Retailing Portfolio	4,065,489	2,797	3,901,481	--	1,354,261	(1,170,169)	350,897
Fidelity Semiconductors Portfolio	6,962,563	208,434	5,733,197	14,473	1,540,482	(805,925)	2,172,357
Fidelity Series Commodity Strategy Fund	1,953,333	229,744	2,075,628	--	(58,782)	(48,667)	--
Fidelity Small Cap Value Fund	282,330	435,494	--	4,996	--	19,310	737,134
Fidelity Software and IT Services Portfolio	15,679,364	--	17,077,231	--	2,194,358	(796,491)	--
Fidelity Stock Selector Large Cap Value Fund	7,063,435	807,550	3,771,942	1,820	146,667	217,300	4,463,010
Fidelity Technology Portfolio	41,395,413	19,477,597	9,770,052	--	557,417	17,391,058	69,051,433
Fidelity Telecommunications Portfolio	8,438,482	956,588	7,248,365	20,843	691,014	(910,821)	1,926,898
Fidelity Transportation Portfolio	2,257,088	669,722	--	4,263	--	340,481	3,267,291
Fidelity U.S. Bond Index Fund Institutional Class	26,257,271	14,698,016	2,420,484	588,063	(21,782)	344,809	38,857,830
Fidelity Utilities Portfolio	3,453,671	472,349	2,220,367	--	218,260	177,605	2,101,518
Fidelity Value Discovery Fund	76,940	5,623,617	180,610	26,602	(559)	94,811	5,614,199
Total	$432,117,229	$152,607,899	$157,880,370	$1,311,274	$13,191,084	$57,464,666	$497,500,508

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income III Portfolio

September 30, 2017

VIPFLI-III-QTLY-1117
1.822348.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	66,977	$2,472,117
VIP Equity-Income Portfolio Investor Class (a)	112,846	2,615,765
VIP Growth & Income Portfolio Investor Class (a)	137,770	2,989,619
VIP Growth Portfolio Investor Class (a)	35,853	2,545,576
VIP Mid Cap Portfolio Investor Class (a)	19,690	725,965
VIP Value Portfolio Investor Class (a)	117,064	1,896,435
VIP Value Strategies Portfolio Investor Class(a)	64,808	925,460
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,659,239)		14,170,937

International Equity Funds - 16.4%
VIP Emerging Markets Portfolio Investor Class (a)	94,352	1,065,238
VIP Overseas Portfolio Investor Class (a)	187,109	4,174,401
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,241,978)		5,239,639

Bond Funds - 36.3%
VIP High Income Portfolio Investor Class (a)	380,473	2,161,089
VIP Investment Grade Bond Portfolio Investor Class (a)	728,570	9,434,981
TOTAL BOND FUNDS
(Cost $11,414,293)		11,596,070

Short-Term Funds - 3.0%
VIP Government Money Market Portfolio Investor Class 0.81% (a)(b)
(Cost $973,057)	973,057	973,057
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,288,567)		31,979,703
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$31,979,704

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Investor Class	$2,246,867	$258,774	$305,544	$4,740	$11,166	$260,854	$2,472,117
VIP Emerging Markets Portfolio Investor Class	935,244	71,160	256,367	1,611	20,065	295,136	1,065,238
VIP Equity-Income Portfolio Investor Class	2,382,199	284,584	202,126	3,015	3,067	148,041	2,615,765
VIP Government Money Market Portfolio Investor Class 0.81%	633,736	389,587	50,266	3,714	--	--	973,057
VIP Growth & Income Portfolio Investor Class	2,718,041	309,110	266,787	2,497	8,754	220,501	2,989,619
VIP Growth Portfolio Investor Class	2,256,268	325,936	498,749	2,816	24,294	437,827	2,545,576
VIP High Income Portfolio Investor Class	1,998,435	159,437	120,360	11,457	(15,078)	138,655	2,161,089
VIP Investment Grade Bond Portfolio Investor Class	7,884,126	1,811,479	514,725	30,825	(5,325)	259,426	9,434,981
VIP Mid Cap Portfolio Investor Class	648,479	84,792	69,122	943	(381)	62,197	725,965
VIP Overseas Portfolio Investor Class	3,771,393	274,289	809,719	--	2,828	935,610	4,174,401
VIP Value Portfolio Investor Class	1,755,819	171,488	212,060	3,545	6,329	174,859	1,896,435
VIP Value Strategies Portfolio Investor Class	850,287	257,673	116,920	2,220	(7,411)	(58,169)	925,460
Total	$28,080,894	$4,398,309	$3,422,745	$67,383	$48,308	$2,874,937	$31,979,703

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2025 Portfolio

September 30, 2017

VIPIFF2025-QTLY-1117
1.822896.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	407,354	$15,035,419
VIP Equity-Income Portfolio Investor Class (a)	686,035	15,902,283
VIP Growth & Income Portfolio Investor Class (a)	837,827	18,180,839
VIP Growth Portfolio Investor Class (a)	217,999	15,477,939
VIP Mid Cap Portfolio Investor Class (a)	119,790	4,416,648
VIP Value Portfolio Investor Class (a)	712,151	11,536,845
VIP Value Strategies Portfolio Investor Class (a)	394,255	5,629,958
TOTAL DOMESTIC EQUITY FUNDS
(Cost $64,977,924)		86,179,931

International Equity Funds - 23.3%
VIP Emerging Markets Portfolio Investor Class (a)	1,340,906	15,138,828
VIP Overseas Portfolio Investor Class (a)	1,450,344	32,357,181
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $37,138,003)		47,496,009

Bond Funds - 26.3%
VIP High Income Portfolio Investor Class (a)	701,637	3,985,300
VIP Investment Grade Bond Portfolio Investor Class (a)	3,817,068	49,431,027
TOTAL BOND FUNDS
(Cost $52,553,417)		53,416,327

Short-Term Funds - 8.1%
VIP Government Money Market Portfolio Investor Class 0.81%(a)(b)
(Cost $16,514,205)	16,514,205	16,514,205
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $171,183,549)		203,606,472
NET OTHER ASSETS (LIABILITIES) - 0.0%		9
NET ASSETS - 100%		$203,606,481

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Investor Class	$12,929,469	$2,318,331	$1,791,161	$26,890	$31,623	$1,547,157	$15,035,419
VIP Emerging Markets Portfolio Investor Class	12,961,110	1,892,039	4,260,046	22,019	378,653	4,167,072	15,138,828
VIP Equity-Income Portfolio Investor Class	13,708,545	2,310,906	999,488	17,096	10,275	872,045	15,902,283
VIP Government Money Market Portfolio Investor Class 0.81%	9,708,503	7,374,289	568,587	62,553	--	--	16,514,205
VIP Growth & Income Portfolio Investor Class	15,641,170	2,547,915	1,348,249	14,163	10,219	1,329,784	18,180,839
VIP Growth Portfolio Investor Class	12,982,448	2,718,534	2,899,376	15,974	170,119	2,506,214	15,477,939
VIP High Income Portfolio Investor Class	6,302,436	609,467	3,199,626	35,616	(184,727)	457,750	3,985,300
VIP Investment Grade Bond Portfolio Investor Class	36,081,507	13,855,852	1,688,451	138,928	(1,333)	1,183,452	49,431,027
VIP Mid Cap Portfolio Investor Class	3,731,607	689,707	369,289	5,351	4,291	360,332	4,416,648
VIP Overseas Portfolio Investor Class	24,888,496	3,590,452	2,585,236	--	48,138	6,415,331	32,357,181
VIP Value Portfolio Investor Class	10,104,199	1,483,116	1,101,693	20,111	22,597	1,028,626	11,536,845
VIP Value Strategies Portfolio Investor Class	4,893,045	1,720,323	624,671	12,594	(15,645)	(343,094)	5,629,958
Total	$163,932,535	$41,110,931	$21,435,873	$371,295	$474,210	$19,524,669	$203,606,472

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2020 Portfolio

September 30, 2017

VIPF2020-QTLY-1117
1.822349.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	1,369,249	$50,826,538
VIP Equity-Income Portfolio Initial Class (a)	2,307,719	53,792,940
VIP Growth & Income Portfolio Initial Class (a)	2,820,505	61,486,999
VIP Growth Portfolio Initial Class (a)	734,036	52,358,814
VIP Mid Cap Portfolio Initial Class (a)	402,436	14,930,390
VIP Value Portfolio Initial Class (a)	2,402,523	39,016,977
VIP Value Strategies Portfolio Initial Class (a)	1,323,129	19,026,600
TOTAL DOMESTIC EQUITY FUNDS
(Cost $177,599,059)		291,439,258

International Equity Funds - 21.5%
VIP Emerging Markets Portfolio Initial Class (a)	4,693,726	53,226,851
VIP Overseas Portfolio Initial Class (a)	4,949,406	110,817,196
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $116,929,146)		164,044,047

Bond Funds - 29.6%
VIP High Income Portfolio Initial Class (a)	2,618,446	14,951,327
VIP Investment Grade Bond Portfolio Initial Class (a)	16,180,072	210,502,737
TOTAL BOND FUNDS
(Cost $220,587,311)		225,454,064

Short-Term Funds - 10.6%
VIP Government Money Market Portfolio Initial Class 0.83%(a)(b)
(Cost $80,388,473)	80,388,473	80,388,473
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $595,503,989)		761,325,842
NET OTHER ASSETS (LIABILITIES) - 0.0%		(124,872)
NET ASSETS - 100%		$761,200,970

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Initial Class	$50,522,292	$4,102,283	$9,578,844	$108,742	$899,454	$4,881,353	$50,826,538
VIP Emerging Markets Portfolio Initial Class	52,720,468	2,328,249	19,284,417	93,830	1,703,511	15,759,040	53,226,851
VIP Equity-Income Portfolio Initial Class	53,584,365	3,452,362	6,417,360	70,153	(74,605)	3,248,178	53,792,940
VIP Government Money Market Portfolio Initial Class 0.83%	59,013,292	27,460,813	6,085,632	338,679	--	--	80,388,473
VIP Growth & Income Portfolio Initial Class	61,133,655	3,789,014	8,260,047	60,184	872,672	3,951,705	61,486,999
VIP Growth Portfolio Initial Class	50,713,672	5,528,348	13,718,907	67,849	3,691,343	6,144,358	52,358,814
VIP High Income Portfolio Initial Class	27,036,089	1,006,777	14,249,247	149,526	(371,594)	1,529,302	14,951,327
VIP Investment Grade Bond Portfolio Initial Class	178,808,371	41,805,015	15,721,077	687,353	(92,529)	5,702,957	210,502,737
VIP Mid Cap Portfolio Initial Class	14,580,493	1,215,097	2,172,512	21,279	73,660	1,233,652	14,930,390
VIP Overseas Portfolio Initial Class	97,327,014	4,118,755	14,574,342	21,683	535,158	23,410,611	110,817,196
VIP Value Portfolio Initial Class	39,495,435	1,891,911	6,210,633	82,390	567,390	3,272,874	39,016,977
VIP Value Strategies Portfolio Initial Class	19,112,933	4,741,397	3,375,402	50,490	78,979	(1,531,307)	19,026,600
Total	$704,048,079	$101,440,021	$119,648,420	$1,752,158	$7,883,439	$67,602,723	$761,325,842

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2030 Portfolio

September 30, 2017

VIPIFF2030-QTLY-1117
1.822894.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	483,533	$17,847,196
VIP Equity-Income Portfolio Investor Class (a)	814,498	18,880,053
VIP Growth & Income Portfolio Investor Class (a)	994,831	21,587,840
VIP Growth Portfolio Investor Class (a)	258,835	18,377,290
VIP Mid Cap Portfolio Investor Class (a)	142,249	5,244,709
VIP Value Portfolio Investor Class (a)	845,603	13,698,772
VIP Value Strategies Portfolio Investor Class (a)	468,171	6,685,475
TOTAL DOMESTIC EQUITY FUNDS
(Cost $81,453,468)		102,321,335

International Equity Funds - 27.2%
VIP Emerging Markets Portfolio Investor Class (a)	1,448,656	16,355,324
VIP Overseas Portfolio Investor Class (a)	1,681,125	37,505,908
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $43,082,525)		53,861,232

Bond Funds - 18.7%
VIP High Income Portfolio Investor Class (a)	679,181	3,857,746
VIP Investment Grade Bond Portfolio Investor Class (a)	2,568,562	33,262,873
TOTAL BOND FUNDS
(Cost $36,547,644)		37,120,619

Short-Term Funds - 2.5%
VIP Government Money Market Portfolio Investor Class 0.81%(a)(b)
(Cost $5,062,660)	5,062,660	5,062,660
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $166,146,297)		198,365,846
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$198,365,849

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Investor Class	$15,019,477	$3,077,263	$2,109,136	$31,620	$25,378	$1,834,214	$17,847,196
VIP Emerging Markets Portfolio Investor Class	13,937,669	2,400,705	4,949,621	23,969	405,618	4,560,953	16,355,324
VIP Equity-Income Portfolio Investor Class	15,924,456	3,253,766	1,339,676	20,105	8,267	1,033,240	18,880,053
VIP Government Money Market Portfolio Investor Class 0.81%	1,230,591	4,032,817	200,748	18,401	--	--	5,062,660
VIP Growth & Income Portfolio Investor Class	18,169,323	3,550,645	1,712,691	16,655	1,247	1,579,316	21,587,840
VIP Growth Portfolio Investor Class	15,081,321	3,556,246	3,415,442	18,783	180,814	2,974,351	18,377,290
VIP High Income Portfolio Investor Class	5,970,794	777,481	3,153,004	34,159	(166,873)	429,348	3,857,746
VIP Investment Grade Bond Portfolio Investor Class	19,618,752	14,305,950	1,381,103	76,547	613	718,661	33,262,873
VIP Mid Cap Portfolio Investor Class	4,334,987	927,416	446,006	6,293	4,485	423,827	5,244,709
VIP Overseas Portfolio Investor Class	28,823,740	4,814,785	3,675,912	--	56,476	7,486,819	37,505,908
VIP Value Portfolio Investor Class	11,737,471	2,101,001	1,377,596	23,650	32,741	1,205,155	13,698,772
VIP Value Strategies Portfolio Investor Class	5,684,415	2,186,032	762,964	14,811	(29,370)	(392,638)	6,685,475
Total	$155,532,996	$44,984,107	$24,523,899	$284,993	$519,396	$21,853,246	$198,365,846

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

September 30, 2017

VIPAMG-QTLY-1117
1.808789.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 25.4%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (a)	112,047	$1,155,200
Fidelity Floating Rate Central Fund (a)	21,541	2,222,175
Fidelity High Income Central Fund 1 (a)	43,242	4,354,924
Fidelity Inflation-Protected Bond Index Central Fund (a)	77,729	7,943,946
Fidelity VIP Investment Grade Central Fund (a)	360,435	38,015,101
iShares 20+ Year Treasury Bond ETF	22,637	2,824,192
TOTAL FIXED-INCOME FUNDS
(Cost $54,305,281)		56,515,538

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 1.09% (b)	7,043,164	7,044,572
Fidelity Money Market Central Fund, 1.41% (b)	3,997,879	3,998,279
TOTAL MONEY MARKET FUNDS
(Cost $11,042,018)		11,042,851

Equity Funds - 69.6%
Domestic Equity Funds - 46.6%
Fidelity Commodity Strategy Central Fund (a)	682,206	4,413,875
Fidelity Consumer Discretionary Central Fund (a)	34,680	9,840,458
Fidelity Consumer Staples Central Fund (a)	29,792	6,943,350
Fidelity Energy Central Fund (a)	45,854	5,421,804
Fidelity Financials Central Fund (a)	182,033	19,317,345
Fidelity Health Care Central Fund (a)	34,584	13,838,729
Fidelity Industrials Central Fund (a)	34,645	9,966,246
Fidelity Information Technology Central Fund (a)	53,090	24,146,710
Fidelity Materials Central Fund (a)	12,404	3,230,040
Fidelity Real Estate Equity Central Fund (a)	9,213	1,039,447
Fidelity Telecom Services Central Fund (a)	11,477	2,284,055
Fidelity Utilities Central Fund (a)	17,107	3,168,691

TOTAL DOMESTIC EQUITY FUNDS		103,610,750

International Equity Funds - 23.0%
Fidelity Emerging Markets Equity Central Fund (a)	33,106	8,153,454
Fidelity International Equity Central Fund (a)	400,612	35,037,526
iShares Core MSCI Emerging Markets ETF	61,277	3,310,184
iShares MSCI EAFE Index ETF	37,553	2,571,629
iShares MSCI Japan ETF	40,591	2,261,325

TOTAL INTERNATIONAL EQUITY FUNDS		51,334,118

TOTAL EQUITY FUNDS
(Cost $130,379,562)		154,944,868
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $195,726,861)		222,503,257
NET OTHER ASSETS (LIABILITIES) - 0.0%		(81,637)
NET ASSETS - 100%		$222,421,620

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,795
Fidelity Commodity Strategy Central Fund	16,314
Fidelity Consumer Discretionary Central Fund	68,715
Fidelity Consumer Staples Central Fund	135,978
Fidelity Emerging Markets Debt Central Fund	53,256
Fidelity Emerging Markets Equity Central Fund	104,222
Fidelity Energy Central Fund	93,531
Fidelity Financials Central Fund	193,816
Fidelity Floating Rate Central Fund	83,032
Fidelity Health Care Central Fund	79,898
Fidelity High Income Central Fund 1	221,942
Fidelity Industrials Central Fund	89,054
Fidelity Inflation-Protected Bond Index Central Fund	10,543
Fidelity Information Technology Central Fund	115,680
Fidelity International Equity Central Fund	673,009
Fidelity Materials Central Fund	35,193
Fidelity Money Market Central Fund	37,163
Fidelity Real Estate Equity Central Fund	13,613
Fidelity Telecom Services Central Fund	41,360
Fidelity Utilities Central Fund	50,968
Fidelity VIP Investment Grade Central Fund	781,587
Total	$2,933,669

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,521,391	$2,991,901	$1,018,550	$(53,545)	$(27,322)	$4,413,875	0.6%
Fidelity Consumer Discretionary Central Fund	11,565,969	613,153	3,573,895	231,972	1,003,259	9,840,458	0.6%
Fidelity Consumer Staples Central Fund	8,154,181	536,834	2,279,045	122,985	408,395	6,943,350	0.6%
Fidelity Emerging Markets Debt Central Fund	1,097,339	110,574	108,025	(19)	55,331	1,155,200	0.9%
Fidelity Emerging Markets Equity Central Fund	5,306,271	2,330,520	1,294,564	51,404	1,759,823	8,153,454	1.1%
Fidelity Energy Central Fund	7,347,281	547,575	1,671,447	29,471	(831,076)	5,421,804	0.6%
Fidelity Financials Central Fund	21,001,698	1,216,904	4,886,601	291,186	1,694,158	19,317,345	0.6%
Fidelity Floating Rate Central Fund	2,247,706	197,661	216,048	1,572	(8,716)	2,222,175	0.1%
Fidelity Health Care Central Fund	12,939,246	1,177,410	3,165,226	81,783	2,805,516	13,838,729	0.6%
Fidelity High Income Central Fund 1	5,650,274	474,299	1,909,879	89,304	50,926	4,354,924	0.9%
Fidelity Industrials Central Fund	10,450,444	789,281	2,272,968	71,465	928,024	9,966,246	0.6%
Fidelity Inflation-Protected Bond Index Central Fund	7,932,862	1,085,998	1,169,201	5,011	89,276	7,943,946	0.8%
Fidelity Information Technology Central Fund	21,983,139	1,337,969	7,326,806	1,030,601	7,121,807	24,146,710	0.6%
Fidelity International Equity Central Fund	27,783,758	6,128,851	4,489,675	72,556	5,542,036	35,037,526	1.1%
Fidelity Materials Central Fund	3,132,421	285,762	693,118	48,419	456,556	3,230,040	0.7%
Fidelity Real Estate Equity Central Fund	1,524,489	73,523	599,500	47,471	(6,536)	1,039,447	0.8%
Fidelity Telecom Services Central Fund	2,799,500	162,346	669,769	33,319	(41,341)	2,284,055	0.6%
Fidelity Utilities Central Fund	3,139,818	317,866	712,531	32,035	391,503	3,168,691	0.6%
Fidelity VIP Investment Grade Central Fund	34,782,040	6,739,506	3,965,387	(4,466)	463,408	38,015,101	0.7%
Total	$191,359,827	$27,117,933	$42,022,235	$2,182,524	$21,855,027	$200,493,076

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2035 Portfolio

September 30, 2017

VF-2035-QTLY-1117
1.903281.108

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	136,477	$5,066,015
VIP Equity-Income Portfolio Initial Class (a)	229,819	5,357,081
VIP Growth & Income Portfolio Initial Class (a)	280,953	6,124,786
VIP Growth Portfolio Initial Class (a)	73,157	5,218,288
VIP Mid Cap Portfolio Initial Class (a)	40,082	1,487,041
VIP Value Portfolio Initial Class (a)	239,523	3,889,853
VIP Value Strategies Portfolio Initial Class (a)	131,779	1,894,987
TOTAL DOMESTIC EQUITY FUNDS
(Cost $25,693,393)		29,038,051

International Equity Funds - 30.6%
VIP Emerging Markets Portfolio Initial Class (a)	393,997	4,467,926
VIP Overseas Portfolio Initial Class (a)	468,830	10,497,106
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,214,466)		14,965,032

Bond Funds - 7.4%
VIP High Income Portfolio Initial Class (a)	165,841	946,953
VIP Investment Grade Bond Portfolio Initial Class (a)	205,814	2,677,639
TOTAL BOND FUNDS
(Cost $3,524,455)		3,624,592

Short-Term Funds - 2.6%
VIP Government Money Market Portfolio Initial Class 0.83% (a)(b)
(Cost $1,244,333)	1,244,333	1,244,333
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $42,676,647)		48,872,008
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,272)
NET ASSETS - 100%		$48,863,736

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Initial Class	$4,004,596	$1,212,973	$663,537	$8,797	$11,876	$500,107	$5,066,015
VIP Emerging Markets Portfolio Initial Class	3,541,873	978,728	1,334,492	6,428	89,484	1,192,333	4,467,926
VIP Equity-Income Portfolio Initial Class	4,245,376	1,435,943	615,492	5,675	(2,282)	293,536	5,357,081
VIP Government Money Market Portfolio Initial Class 0.83%	289,799	1,041,012	86,478	4,619	--	--	1,244,333
VIP Growth & Income Portfolio Initial Class	4,843,512	1,548,754	708,749	4,868	4,727	436,542	6,124,786
VIP Growth Portfolio Initial Class	4,023,678	1,348,471	1,022,024	5,493	14,029	854,134	5,218,288
VIP High Income Portfolio Initial Class	1,403,189	283,657	804,646	7,922	(34,138)	98,891	946,953
VIP Investment Grade Bond Portfolio Initial Class	826,788	1,963,907	155,507	3,253	(587)	43,038	2,677,639
VIP Mid Cap Portfolio Initial Class	1,156,101	400,948	190,085	1,722	2,848	117,229	1,487,041
VIP Overseas Portfolio Initial Class	7,677,049	2,082,421	1,305,788	1,745	4,996	2,038,428	10,497,106
VIP Value Portfolio Initial Class	3,129,086	918,225	497,327	6,663	11,066	328,803	3,889,853
VIP Value Strategies Portfolio Initial Class	1,515,148	748,234	265,902	4,085	(9,191)	(93,302)	1,894,987
Total	$36,656,195	$13,963,273	$7,650,027	$61,270	$92,828	$5,809,739	$48,872,008

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2020 Portfolio

September 30, 2017

VIPIFF2020-QTLY-1117
1.822895.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	385,870	$14,242,462
VIP Equity-Income Portfolio Investor Class (a)	650,022	15,067,505
VIP Growth & Income Portfolio Investor Class (a)	793,641	17,222,014
VIP Growth Portfolio Investor Class (a)	206,563	14,665,963
VIP Mid Cap Portfolio Investor Class (a)	113,423	4,181,914
VIP Value Portfolio Investor Class (a)	674,432	10,925,797
VIP Value Strategies Portfolio Investor Class (a)	373,370	5,331,721
TOTAL DOMESTIC EQUITY FUNDS
(Cost $61,528,532)		81,637,376

International Equity Funds - 21.5%
VIP Emerging Markets Portfolio Investor Class (a)	1,320,503	14,908,481
VIP Overseas Portfolio Investor Class (a)	1,392,091	31,057,545
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,143,290)		45,966,026

Bond Funds - 29.6%
VIP High Income Portfolio Investor Class (a)	736,516	4,183,411
VIP Investment Grade Bond Portfolio Investor Class (a)	4,550,559	58,929,732
TOTAL BOND FUNDS
(Cost $61,623,713)		63,113,143

Short-Term Funds - 10.6%
VIP Government Money Market Portfolio Investor Class 0.80% (a)(b)
(Cost $22,521,948)	22,521,948	22,521,948
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $181,817,483)		213,238,493
NET OTHER ASSETS (LIABILITIES) - 0.0%		11
NET ASSETS - 100%		$213,238,504

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Investor Class	$13,619,382	$1,566,193	$2,515,206	$27,543	$67,187	$1,504,906	$14,242,462
VIP Emerging Markets Portfolio Investor Class	14,210,729	1,138,749	5,198,259	23,475	412,055	4,345,207	14,908,481
VIP Equity-Income Portfolio Investor Class	14,440,716	1,434,294	1,671,881	17,509	5,400	858,976	15,067,505
VIP Government Money Market Portfolio Investor Class 0.80%	15,913,882	8,131,818	1,523,752	89,683	--	--	22,521,948
VIP Growth & Income Portfolio Investor Class	16,476,453	1,577,786	2,147,180	14,506	34,440	1,280,515	17,222,014
VIP Growth Portfolio Investor Class	13,674,279	1,958,296	3,644,578	16,359	392,117	2,285,849	14,665,963
VIP High Income Portfolio Investor Class	7,301,723	453,918	3,874,978	40,118	(247,375)	550,123	4,183,411
VIP Investment Grade Bond Portfolio Investor Class	48,207,248	13,279,467	4,053,813	180,334	(4,928)	1,501,758	58,929,732
VIP Mid Cap Portfolio Investor Class	3,930,867	463,995	568,742	5,479	4,166	351,628	4,181,914
VIP Overseas Portfolio Investor Class	26,240,538	2,038,513	3,739,419	--	24,290	6,493,624	31,057,545
VIP Value Portfolio Investor Class	10,643,606	876,427	1,635,707	20,600	47,323	994,148	10,925,797
VIP Value Strategies Portfolio Investor Class	5,154,210	1,448,664	887,044	12,900	(1,698)	(382,411)	5,331,721
Total	$189,813,633	$34,368,120	$31,460,559	$448,506	$732,977	$19,784,323	$213,238,493

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 60% Portfolio

September 30, 2017

VIPFM-60-QTLY-1117
1.856868.110

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.4%
	Shares	Value
Fidelity 500 Index Fund Premium Class (a)	2,542	$225,042
Fidelity Air Transportation Portfolio (a)	352,917	29,839,143
Fidelity Banking Portfolio (a)	4,595,256	156,698,246
Fidelity Biotechnology Portfolio (a)(b)	481,300	112,032,157
Fidelity Blue Chip Growth Fund (a)	4,087	342,590
Fidelity Brokerage and Investment Management Portfolio (a)	375,704	29,673,086
Fidelity Chemicals Portfolio(a)	483,443	85,119,847
Fidelity Commodity Strategy Fund (a)	3,066,052	31,089,771
Fidelity Computers Portfolio (a)	21,222	1,898,279
Fidelity Construction and Housing Portfolio (a)	301,118	19,584,742
Fidelity Consumer Discretionary Portfolio (a)	4,469,576	173,687,723
Fidelity Consumer Finance Portfolio (a)	50,753	769,916
Fidelity Consumer Staples Portfolio (a)	1,489,789	142,557,884
Fidelity Defense and Aerospace Portfolio (a)	629,370	101,712,538
Fidelity Diversified International Fund (a)	3,022,260	122,945,518
Fidelity Dividend Growth Fund (a)	2,880	97,620
Fidelity Emerging Asia Fund (a)	341,836	14,083,631
Fidelity Emerging Markets Fund (a)	598,814	18,197,947
Fidelity Energy Portfolio (a)	2,637,565	108,931,442
Fidelity Energy Service Portfolio (a)	734,601	35,003,735
Fidelity Environmental and Alternative Energy Portfolio (a)	91,344	2,322,880
Fidelity Equity Dividend Income Fund (a)	391,221	11,243,681
Fidelity Equity-Income Fund (a)	318,684	19,366,433
Fidelity Europe Fund (a)	2,032,061	84,960,454
Fidelity Financial Services Portfolio (a)	1,815,728	196,534,407
Fidelity Global Commodity Stock Fund (a)	1,146,766	14,231,372
Fidelity Gold Portfolio (a)	29,910	620,636
Fidelity Health Care Portfolio (a)	1,058,501	246,186,146
Fidelity Health Care Services Portfolio (a)	157,839	14,410,686
Fidelity Industrial Equipment Portfolio (a)	992,207	41,990,186
Fidelity Industrials Portfolio (a)	2,226,811	78,472,803
Fidelity Insurance Portfolio (a)	876,504	74,862,169
Fidelity International Capital Appreciation Fund (a)	1,395,625	28,708,010
Fidelity International Discovery Fund (a)	692,179	31,978,648
Fidelity International Enhanced Index Fund (a)	2,861,011	28,467,061
Fidelity International Index Fund Institutional Class (a)	4,062,056	172,921,711
Fidelity International Real Estate Fund (a)	21,484	237,831
Fidelity International Small Cap Fund (a)	2,179,993	63,960,998
Fidelity International Small Cap Opportunities Fund (a)	3,779,881	69,814,405
Fidelity Japan Fund (a)	1,981,992	28,362,300
Fidelity Japan Smaller Companies Fund (a)	4,242,913	77,221,020
Fidelity Large Cap Stock Fund (a)	956,313	30,908,036
Fidelity Leisure Portfolio (a)	130,735	21,007,861
Fidelity Magellan Fund (a)	813	83,040
Fidelity Materials Portfolio (a)	41,794	3,709,258
Fidelity Medical Equipment and Systems Portfolio (a)	1,759,494	80,708,005
Fidelity Multimedia Portfolio (a)	399,574	32,317,568
Fidelity Natural Resources Portfolio (a)	78,488	2,178,055
Fidelity Nordic Fund (a)	72,669	3,918,294
Fidelity OTC Portfolio (a)	9,993	1,040,882
Fidelity Overseas Fund (a)	11,555,643	573,159,883
Fidelity Pacific Basin Fund (a)	1,160,990	39,078,929
Fidelity Real Estate Investment Portfolio (a)	153,507	6,425,783
Fidelity Retailing Portfolio (a)	3,341	407,792
Fidelity Semiconductors Portfolio (a)	90,859	10,154,389
Fidelity Small Cap Growth Fund (a)	14,054	336,863
Fidelity Small Cap Value Fund (a)	130,896	2,538,070
Fidelity Software and IT Services Portfolio (a)	403	64,053
Fidelity Stock Selector All Cap Fund (a)	5,670	244,266
Fidelity Stock Selector Large Cap Value Fund (a)	11,338	227,787
Fidelity Technology Portfolio (a)	3,685,499	654,286,645
Fidelity Telecom and Utilities Fund (a)	37,876	1,018,098
Fidelity Telecommunications Portfolio (a)	320,666	21,988,060
Fidelity Transportation Portfolio (a)	208,520	21,137,697
Fidelity Utilities Portfolio (a)	321,334	26,815,352
Fidelity Value Discovery Fund (a)	175,633	4,872,060
TOTAL EQUITY FUNDS
(Cost $2,794,362,145)		4,009,991,420

Fixed-Income Funds - 30.5%
Fidelity Floating Rate High Income Fund (a)	9,038,094	87,036,842
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	1,396,435	13,726,952
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	2,321,508	30,342,114
Fidelity New Markets Income Fund (a)	2,159,330	35,520,980
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	151,271,110	1,759,283,002
TOTAL FIXED-INCOME FUNDS
(Cost $1,879,507,132)		1,925,909,890

Money Market Funds - 6.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(c)
(Cost $386,940,208)	386,940,208	386,940,208
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,060,809,485)		6,322,841,518
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,121,757)
NET ASSETS - 100%		$6,321,719,761

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity 500 Index Fund Premium Class	$197,031	$2,271	$--	$1,941	$--	$25,740	$225,042
Fidelity Air Transportation Portfolio	4,042,492	22,641,320	--	20,465	--	3,155,331	29,839,143
Fidelity Banking Portfolio	166,620,767	30,809	18,197,238	30,809	6,432,574	1,811,334	156,698,246
Fidelity Biotechnology Portfolio	43,768,044	57,128,693	10,448,935	--	(147,435)	21,731,790	112,032,157
Fidelity Blue Chip Growth Fund	687,918	12,726,099	13,565,566	192	422,610	71,529	342,590
Fidelity Brokerage and Investment Management Portfolio	--	26,726,413	--	3,670	--	2,946,673	29,673,086
Fidelity Canada Fund	4,509,233	84,611	4,608,425	--	(31,299)	45,880	--
Fidelity Chemicals Portfolio	110,030,755	20,422,748	61,410,481	34,942	4,797,718	11,279,107	85,119,847
Fidelity Commodity Strategy Fund	--	30,661,973	--	21,416	--	427,798	31,089,771
Fidelity Computers Portfolio	1,542,628	35,519	--	416	--	320,132	1,898,279
Fidelity Construction and Housing Portfolio	27,412,868	726,849	10,859,118	--	3,580,301	(1,276,158)	19,584,742
Fidelity Consumer Discretionary Portfolio	220,994,416	7,559,446	76,037,334	--	11,696,204	9,474,991	173,687,723
Fidelity Consumer Finance Portfolio	678,261	811	--	811	--	90,844	769,916
Fidelity Consumer Staples Portfolio	181,757,914	3,103,865	55,138,300	371,066	12,270,269	564,136	142,557,884
Fidelity Defense and Aerospace Portfolio	60,800,951	27,414,571	4,901,004	51,323	(20,998)	18,419,018	101,712,538
Fidelity Diversified International Fund	143,467,483	25,930,772	77,358,968	--	15,916,233	14,989,998	122,945,518
Fidelity Dividend Growth Fund	87,392	5,611	--	809	--	4,617	97,620
Fidelity Emerging Asia Fund	14,895,702	--	4,452,395	--	414,098	3,226,226	14,083,631
Fidelity Emerging Markets Fund	10,836,135	2,785,345	--	--	--	4,576,467	18,197,947
Fidelity Energy Portfolio	171,422,179	14,697,761	60,761,604	--	(3,782,762)	(12,644,132)	108,931,442
Fidelity Energy Service Portfolio	24,391,071	25,124,114	7,175,704	--	(1,165,309)	(6,170,437)	35,003,735
Fidelity Environmental and Alternative Energy Portfolio	1,590,982	763,295	230,000	2,727	15,170	183,433	2,322,880
Fidelity Equity Dividend Income Fund	16,929,769	17,679,648	24,322,657	125,703	2,058,933	(1,102,012)	11,243,681
Fidelity Equity-Income Fund	--	22,558,470	3,633,672	118,698	(13,503)	455,138	19,366,433
Fidelity Europe Fund	53,369,636	15,984,740	--	--	--	15,606,078	84,960,454
Fidelity Financial Services Portfolio	207,068,319	5,594,566	33,685,349	90,999	6,678,478	10,878,393	196,534,407
Fidelity Floating Rate High Income Fund	133,245,847	3,777,432	49,937,825	3,355,298	96,838	(145,450)	87,036,842
Fidelity Focused High Income Fund	15,409	--	15,536	46	968	(841)	--
Fidelity Global Commodity Stock Fund	16,092,982	1,851,836	5,021,946	--	58,968	1,249,532	14,231,372
Fidelity Gold Portfolio	571,905	1,373	--	--	--	47,358	620,636
Fidelity Health Care Portfolio	232,953,761	16,125,311	58,262,261	--	2,823,739	52,545,596	246,186,146
Fidelity Health Care Services Portfolio	--	14,552,069	--	--	--	(141,383)	14,410,686
Fidelity Industrial Equipment Portfolio	53,902,024	2,212,160	17,705,000	93,797	1,152,863	2,428,139	41,990,186
Fidelity Industrials Portfolio	136,644,161	8,836,712	75,171,602	174,426	18,162,631	(9,999,099)	78,472,803
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	128,881,196	333,010	117,220,940	53,136	2,715,888	(982,202)	13,726,952
Fidelity Insurance Portfolio	107,579,755	11,400,871	51,493,141	113,436	10,624,375	(3,249,691)	74,862,169
Fidelity International Capital Appreciation Fund	27,240,214	--	4,980,000	--	(228,789)	6,676,585	28,708,010
Fidelity International Discovery Fund	70,789,944	16,398,012	66,570,077	--	13,643,398	(2,282,629)	31,978,648
Fidelity International Enhanced Index Fund	340,397	23,750,001	--	--	--	4,376,663	28,467,061
Fidelity International Index Fund Institutional Class	138,808,746	7,220,909	2,128,245	115,558	63,145	28,957,156	172,921,711
Fidelity International Real Estate Fund	199,438	5,212	--	3,909	--	33,181	237,831
Fidelity International Small Cap Fund	89,139,529	2,199,579	47,280,891	--	6,667,397	13,235,384	63,960,998
Fidelity International Small Cap Opportunities Fund	52,027,731	5,999,999	2,000,000	--	(15,325)	13,802,000	69,814,405
Fidelity Investments Money Market Government Portfolio Institutional Class 0.91%	238,077,474	180,359,528	31,496,794	1,799,822	--	--	386,940,208
Fidelity Japan Fund	23,456,915	301,979	--	--	--	4,603,406	28,362,300
Fidelity Japan Smaller Companies Fund	62,341,461	--	200,001	--	20,337	15,059,223	77,221,020
Fidelity Large Cap Stock Fund	11,590,111	24,250,350	6,937,925	82,189	86,562	1,918,938	30,908,036
Fidelity Leisure Portfolio	--	20,924,199	--	--	--	83,662	21,007,861
Fidelity Long-Term Treasury Bond Index Fund Premium Class	20,205,159	12,682,087	3,346,740	532,261	(31,086)	832,694	30,342,114
Fidelity Magellan Fund	70,162	4,260	--	128	--	8,618	83,040
Fidelity Materials Portfolio	5,471,732	3,270,254	5,540,823	511	747,466	(239,371)	3,709,258
Fidelity Medical Equipment and Systems Portfolio	105,707,049	39,924,992	88,217,365	--	3,287,294	20,006,035	80,708,005
Fidelity Multimedia Portfolio	14,242,200	17,750,524	1,507,987	--	(19,727)	1,852,558	32,317,568
Fidelity Natural Resources Portfolio	--	2,100,000	--	--	--	78,055	2,178,055
Fidelity New Markets Income Fund	33,271,751	11,960,123	11,348,473	1,242,835	(216,160)	1,853,739	35,520,980
Fidelity Nordic Fund	20,626,309	698,974	19,070,833	--	7,721,630	(6,057,786)	3,918,294
Fidelity OTC Portfolio	--	3,090,927	2,247,680	--	149,447	48,188	1,040,882
Fidelity Overseas Fund	393,749,208	84,736,330	13,896,292	--	591,818	107,978,819	573,159,883
Fidelity Pacific Basin Fund	30,719,800	--	--	--	--	8,359,129	39,078,929
Fidelity Real Estate Investment Portfolio	26,134,204	176,757	19,860,546	71,300	1,168,016	(1,192,648)	6,425,783
Fidelity Retailing Portfolio	57,651,088	--	60,421,332	--	30,037,059	(26,859,023)	407,792
Fidelity Semiconductors Portfolio	87,277,950	3,209,802	88,934,282	189,440	30,229,053	(21,628,134)	10,154,389
Fidelity Series Commodity Strategy Fund	31,957,582	1,661,757	31,950,269	--	(853,017)	(816,053)	--
Fidelity Small Cap Growth Fund	274,217	16,874	--	--	--	45,772	336,863
Fidelity Small Cap Value Fund	1,809,836	653,733	--	17,265	--	74,501	2,538,070
Fidelity Software and IT Services Portfolio	147,067,677	1,162,420	164,287,583	--	36,634,603	(20,513,064)	64,053
Fidelity Stock Selector All Cap Fund	206,333	--	--	--	--	37,933	244,266
Fidelity Stock Selector Large Cap Value Fund	25,653,061	2,243,432	28,290,079	1,587	3,983,679	(3,362,306)	227,787
Fidelity Technology Portfolio	443,089,534	117,086,435	78,456,495	--	3,740,627	168,826,544	654,286,645
Fidelity Telecom and Utilities Fund	--	1,005,199	--	5,199	--	12,899	1,018,098
Fidelity Telecommunications Portfolio	91,387,732	6,947,096	74,069,235	222,601	7,641,771	(9,919,304)	21,988,060
Fidelity Transportation Portfolio	12,069,690	6,899,617	--	24,664	--	2,168,390	21,137,697
Fidelity U.S. Bond Index Fund Institutional Premium Class	1,803,304,873	159,623,606	224,686,619	33,070,078	(1,853,236)	22,894,378	1,759,283,002
Fidelity Utilities Portfolio	39,920,750	7,181,941	24,703,320	--	2,717,854	1,698,127	26,815,352
Fidelity Value Discovery Fund	--	10,891,143	6,114,988	25,063	31,740	64,165	4,872,060
Total	$6,382,868,843	$1,175,869,145	$1,950,159,875	$42,070,536	$240,703,108	$473,560,297	$6,322,841,518

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2015 Portfolio

September 30, 2017

VIPF2015-QTLY-1117
1.822346.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	157,348	$5,840,769
VIP Equity-Income Portfolio Initial Class (a)	265,233	6,182,583
VIP Growth & Income Portfolio Initial Class (a)	324,136	7,066,171
VIP Growth Portfolio Initial Class (a)	84,373	6,018,325
VIP Mid Cap Portfolio Initial Class (a)	46,233	1,715,259
VIP Value Portfolio Initial Class (a)	276,037	4,482,841
VIP Value Strategies Portfolio Initial Class (a)	151,999	2,185,746
TOTAL DOMESTIC EQUITY FUNDS
(Cost $19,301,140)		33,491,694

International Equity Funds - 19.6%
VIP Emerging Markets Portfolio Initial Class (a)	568,419	6,445,871
VIP Overseas Portfolio Initial Class (a)	582,405	13,040,051
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,643,003)		19,485,922

Bond Funds - 32.2%
VIP High Income Portfolio Initial Class (a)	343,220	1,959,789
VIP Investment Grade Bond Portfolio Initial Class (a)	2,314,995	30,118,081
TOTAL BOND FUNDS
(Cost $30,561,828)		32,077,870

Short-Term Funds - 14.5%
VIP Government Money Market Portfolio Initial Class 0.83% (a)(b)
(Cost $14,439,155)	14,439,155	14,439,155
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $77,945,126)		99,494,641
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,063)
NET ASSETS - 100%		$99,483,578

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Initial Class	$6,252,763	$754,348	$1,861,795	$13,688	$183,518	$511,935	$5,840,769
VIP Emerging Markets Portfolio Initial Class	6,851,332	577,588	3,225,153	12,407	280,625	1,961,479	6,445,871
VIP Equity-Income Portfolio Initial Class	6,631,904	645,162	1,470,541	8,830	(60,666)	436,724	6,182,583
VIP Government Money Market Portfolio Initial Class 0.83%	11,773,611	4,975,462	2,309,918	63,227	--	--	14,439,155
VIP Growth & Income Portfolio Initial Class	7,566,308	744,181	1,816,989	7,575	273,322	299,349	7,066,171
VIP Growth Portfolio Initial Class	6,275,522	939,295	2,381,580	8,542	749,486	435,602	6,018,325
VIP High Income Portfolio Initial Class	3,741,047	273,582	2,213,437	21,044	(77,958)	236,555	1,959,789
VIP Investment Grade Bond Portfolio Initial Class	27,074,071	6,944,929	4,734,973	105,892	1,277	832,777	30,118,081
VIP Mid Cap Portfolio Initial Class	1,804,423	221,610	464,431	2,678	17,584	136,073	1,715,259
VIP Overseas Portfolio Initial Class	12,128,323	986,714	3,016,716	2,748	81,553	2,860,177	13,040,051
VIP Value Portfolio Initial Class	4,888,344	403,822	1,270,941	10,368	132,681	328,935	4,482,841
VIP Value Strategies Portfolio Initial Class	2,365,472	683,251	668,382	6,355	15,133	(209,728)	2,185,746
Total	$97,353,120	$18,149,944	$25,434,856	$263,354	$1,596,555	$7,829,878	$99,494,641

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Government Money Market Portfolio

September 30, 2017

VIPMM-QTLY-1117
1.807728.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 11.0%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 11.0%
U.S. Treasury Bills
12/21/17 to 2/15/18	1.05 to 1.15%	$187,000,000	$186,465,610
U.S. Treasury Notes
10/31/17 to 4/30/19	0.74 to 1.23 (b)	252,000,000	252,134,567
TOTAL U.S. TREASURY DEBT
(Cost $438,600,177)			438,600,177

U.S. Government Agency Debt - 55.7%
Federal Agencies - 55.7%
Fannie Mae
10/6/17 to 1/11/18	0.78 to 1.28 (b)	36,000,000	36,000,533
Federal Farm Credit Bank
11/13/17 to 6/11/18	1.05 to 1.28 (b)	15,572,000	15,574,050
Federal Home Loan Bank
10/2/17 to 1/22/19	0.91 to 1.31 (b)	2,087,405,000	2,086,326,402
Freddie Mac
11/24/17 to 1/12/18	1.05 to 1.27 (b)	73,000,000	72,999,826
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $2,210,900,811)			2,210,900,811

U.S. Government Agency Repurchase Agreement - 13.4%
	Maturity Amount	Value
In a joint trading account at: 1.07% dated 9/29/17 due 10/2/17 (Collateralized by U.S. Government Obligations) #	$155,058,813	$155,045,000
With:
BNP Paribas, S.A. at:
1.1%, dated:
8/22/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $3,066,371, 0.00% - 6.88%, 5/21/18 - 4/1/47)	3,008,250	3,000,000
8/25/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $3,091,712, 0.00% - 8.75%, 10/12/17 - 8/20/47)	3,008,617	3,000,000
1.11%, dated 8/31/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $12,363,097, 0.00% - 7.13%, 5/21/18 - 4/1/47)	12,034,040	12,000,000
1.12%, dated 8/15/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $12,274,310, 0.00% - 7.00%, 10/12/17 - 4/1/47)	12,044,800	12,000,000
1.13%, dated 6/27/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $3,069,563, 0.00% - 4.75%, 10/12/17 - 8/20/47)	3,011,300	3,000,000
Citibank NA at:
1.02%, dated 9/26/17 due 10/3/17 (Collateralized by U.S. Treasury Obligations valued at $3,064,108, 0.00% - 6.63%, 1/4/18 - 11/15/46)	3,000,595	3,000,000
1.03%, dated 9/26/17 due 10/3/17 (Collateralized by U.S. Government Obligations valued at $17,363,270, 0.63% - 6.50%, 10/25/17 - 5/15/47)	17,003,405	17,000,000
ING Financial Markets LLC at:
1.09%, dated:
8/2/17 due 10/30/17 (Collateralized by U.S. Treasury Obligations valued at $7,156,628, 1.38% - 1.63%, 7/31/18 - 11/15/22)	7,018,863	7,000,000
8/3/17 due 11/1/17 (Collateralized by U.S. Treasury Obligations valued at $6,130,849, 1.38%, 7/31/18)	6,016,350	6,000,000
8/4/17 due 11/2/17 (Collateralized by U.S. Treasury Obligations valued at $4,090,575, 1.38%, 7/31/18)	4,010,900	4,000,000
8/7/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $7,152,363, 1.38% - 1.63%, 7/31/18 - 11/15/22)	7,018,651	7,000,000
8/14/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $6,130,849, 1.38%, 7/31/18)	6,016,532	6,000,000
8/15/17 due 11/3/17 (Collateralized by U.S. Treasury Obligations valued at $4,085,562, 1.38%, 7/31/18)	4,011,021	4,000,000
1.1%, dated 9/28/17 due 11/2/17 (Collateralized by U.S. Treasury Obligations valued at $3,072,413, 1.38% - 2.25%, 7/31/18 - 8/15/46)	3,003,208	3,000,000
Merrill Lynch, Pierce, Fenner & Smith at 1.06%, dated 8/11/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $18,388,111, 4.00%, 4/20/47)	18,032,330	18,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.07%, dated:
9/28/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $6,120,728, 3.00% - 4.00%, 2/1/42 - 5/1/47)	6,001,248	6,000,000
9/29/17 due 10/2/17 (Collateralized by U.S. Government Obligations valued at $5,100,455, 0.00% - 4.00%, 9/13/18 - 4/1/43)	5,000,446	5,000,000
1.1%, dated:
9/5/17 due 11/6/17 (Collateralized by U.S. Government Obligations valued at $10,208,415, 2.62% - 4.10%, 3/1/24 - 8/20/67)	10,018,944	10,000,000
9/6/17 due 11/7/17 (Collateralized by U.S. Government Obligations valued at $8,166,483, 2.54% - 5.50%, 6/1/25 - 9/1/47)	8,015,156	8,000,000
9/7/17 due 11/8/17 (Collateralized by U.S. Government Obligations valued at $3,062,338, 2.76% - 4.00%, 6/1/25 - 9/1/47)	3,005,683	3,000,000
9/13/17 due 11/14/17 (Collateralized by U.S. Government Obligations valued at $8,164,738, 2.50% - 4.00%, 6/1/25 - 9/1/47)	8,015,156	8,000,000
9/21/17 due 11/20/17 (Collateralized by U.S. Government Obligations valued at $8,162,743, 2.78% - 3.50%, 6/20/46 - 9/1/47)	8,014,667	8,000,000
9/26/17 due 11/27/17 (Collateralized by U.S. Government Obligations valued at $6,121,122, 2.00% - 4.05%, 6/1/25 - 9/1/47)	6,011,367	6,000,000
Natixis SA at 1.05%, dated 9/28/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $6,125,492, 0.13% - 4.50%, 4/15/20 - 5/15/46)	6,001,225	6,000,000
Nomura Securities International, Inc. at 1.04%, dated 9/26/17 due 10/3/17 (Collateralized by U.S. Government Obligations valued at $60,223,199, 2.50% - 9.00%, 11/15/19 - 10/1/47)	59,011,931	59,000,000
RBC Capital Markets Corp. at:
1.09%, dated:
7/21/17 due 10/19/17 (Collateralized by U.S. Government Obligations valued at $6,133,527, 1.48% - 5.50%, 10/1/23 - 9/20/47)	6,016,350	6,000,000
8/10/17 due 11/8/17 (Collateralized by U.S. Government Obligations valued at $8,173,121, 3.00% - 4.50%, 2/1/32 - 9/1/47)	8,021,800	8,000,000
8/14/17 due 11/13/17 (Collateralized by U.S. Government Obligations valued at $4,086,088, 2.50% - 5.00%, 2/1/32 - 9/2/47)	4,011,021	4,000,000
1.1%, dated 7/6/17 due:
10/3/17 (Collateralized by U.S. Government Obligations valued at $3,090,298, 1.48% - 5.50%, 1/15/18 - 9/20/47)	3,008,158	3,000,000
10/4/17 (Collateralized by U.S. Government Obligations valued at $6,136,501, 2.50% - 4.50%, 2/1/27 - 9/2/47)	6,016,500	6,000,000
RBC Dominion Securities at:
1.05%, dated 9/21/17 due 10/3/17 (Collateralized by U.S. Government Obligations valued at $6,121,964, 3.50%, 5/20/47)	6,002,100	6,000,000
1.07%, dated:
7/7/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $6,135,826, 3.50%, 5/20/47)	6,016,050	6,000,000
7/10/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $6,135,280, 3.50%, 5/20/47)	6,016,407	6,000,000
7/11/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $3,067,549, 3.50%, 5/20/47)	3,008,203	3,000,000
7/19/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $6,133,643, 3.50%, 5/20/47)	6,016,585	6,000,000
1.08%, dated:
7/13/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $6,134,873, 3.50%, 5/20/47)	6,017,460	6,000,000
7/17/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $6,134,138, 3.50%, 5/20/47)	6,016,920	6,000,000
7/20/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $6,133,587, 3.50%, 5/20/47)	6,017,280	6,000,000
7/21/17 due 10/6/17:
(Collateralized by U.S. Government Obligations valued at $6,133,404, 3.50%, 5/20/47)	6,017,280	6,000,000
(Collateralized by U.S. Government Obligations valued at $6,133,404, 3.50%, 5/20/47)	6,017,460	6,000,000
1.09%, dated 7/24/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $6,132,972, 3.50%, 5/20/47)	6,017,803	6,000,000
RBC Financial Group at:
1.07%, dated 8/14/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $3,064,457, 3.50% - 6.00%, 7/1/38 - 9/20/47)	3,005,618	3,000,000
1.09%, dated:
8/14/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $3,064,540, 2.82% - 4.50%, 11/1/25 - 10/1/47)	3,008,357	3,000,000
8/15/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $6,187,276, 2.69% - 6.50%, 3/1/27 - 9/20/47)	6,016,713	6,000,000
8/16/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $4,085,807, 3.50% - 4.50%, 3/1/27 - 4/1/47)	4,011,142	4,000,000
1.1%, dated 9/11/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $6,123,927, 3.50% - 4.50%, 6/1/44 - 9/20/47)	6,016,683	6,000,000
Societe Generale at:
1.07%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $12,241,144, 0.75% - 6.75%, 3/31/18 - 5/15/30)	12,001,070	12,000,000
1.08%, dated:
9/26/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $22,444,072, 1.00% - 6.75%, 3/15/18 - 8/15/42)	22,020,460	22,000,000
9/28/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $4,080,574, 1.00% - 6.75%, 3/15/18 - 11/15/44)	4,003,840	4,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $532,045,000)		532,045,000

U.S. Treasury Repurchase Agreement - 20.0%
With:
BMO Capital Markets Corp. at:
1.06%, dated 9/27/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $5,175,118, 2.00%, 2/15/22)	5,011,631	5,000,000
1.07%, dated 8/29/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $3,075,228, 1.50% - 2.25%, 12/31/23 - 11/15/26)	3,008,382	3,000,000
BMO Harris Bank NA at:
1.06%, dated:
7/7/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $6,181,155, 1.00%, 5/15/18)	6,016,077	6,000,000
7/13/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $6,174,067, 0.75% - 3.63%, 10/15/17 - 11/15/46)	6,014,840	6,000,000
7/25/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $5,212,498, 2.75%, 11/15/23)	5,011,336	5,000,000
8/3/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $5,178,166, 1.38%, 6/30/18)	5,013,103	5,000,000
8/9/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $8,230,904, 0.88% - 3.63%, 1/31/18 - 8/15/47)	8,021,907	8,000,000
8/10/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $5,133,472, 1.13% - 3.38%, 1/15/19 - 11/15/46)	5,013,250	5,000,000
8/17/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $5,138,136, 3.63%, 2/15/20)	5,013,103	5,000,000
1.07%, dated:
7/25/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $5,131,184, 2.13%, 8/15/21)	5,012,632	5,000,000
7/26/17 due 10/6/17:
(Collateralized by U.S. Treasury Obligations valued at $5,134,609, 2.00%, 2/15/22)	5,012,632	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $3,076,303, 0.00% - 3.63%, 10/31/17 - 8/15/47)	3,008,025	3,000,000
7/27/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $3,067,560, 0.00% - 2.88%, 10/31/17 - 8/15/47)	3,008,114	3,000,000
7/28/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $5,215,726, 2.50%, 5/15/24)	5,013,078	5,000,000
9/1/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $3,068,363, 2.00% - 2.25%, 12/31/23 - 8/15/25)	3,009,095	3,000,000
9/14/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $3,093,931, 2.00%, 2/15/22)	3,008,114	3,000,000
1.08%, dated 8/4/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $3,092,817, 2.13% - 3.88%, 1/31/18 - 11/15/46)	3,009,270	3,000,000
BNP Paribas, S.A. at:
1.08%, dated:
7/18/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $6,133,982, 0.00% - 3.00%, 10/12/17 - 5/15/42)	6,016,200	6,000,000
8/7/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $11,238,938, 0.00% - 3.88%, 10/12/17 - 8/15/40)	11,030,030	11,000,000
8/8/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $11,327,908, 2.00% - 3.88%, 6/30/24 - 2/15/46)	11,030,030	11,000,000
8/11/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $21,453,477, 0.00% - 4.38%, 10/12/17 - 8/15/40)	21,057,330	21,000,000
1.09%, dated:
8/25/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $11,232,979, 0.00% - 1.63%, 10/12/17 - 5/15/26)	11,031,307	11,000,000
8/30/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $12,252,272, 0.00% - 3.88%, 10/12/17 - 11/15/44)	12,033,427	12,000,000
8/31/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $11,230,887, 0.00% - 8.75%, 10/12/17 - 11/15/46)	11,030,641	11,000,000
9/5/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $8,166,684, 0.88% - 2.13%, 10/15/17 - 12/31/22)	8,022,042	8,000,000
9/7/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $11,228,561, 0.00% - 4.25%, 10/12/17 - 5/15/39)	11,030,308	11,000,000
9/11/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $21,620,961, 0.00% - 8.75%, 1/4/18 - 2/15/46)	21,057,861	21,000,000
9/13/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $21,432,362, 0.00% - 2.75%, 10/12/17 - 8/15/46)	21,058,497	21,000,000
9/15/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $21,431,645, 0.00% - 3.88%, 10/12/17 - 8/15/44)	21,057,861	21,000,000
1.1%, dated:
7/18/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $6,134,287, 1.24% - 2.50%, 10/31/18 - 2/15/46)	6,020,533	6,000,000
8/14/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $32,763,635, 0.00% - 6.25%, 10/12/17 - 8/15/45)	32,117,333	32,000,000
8/15/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $11,236,510, 0.00% - 8.75%, 10/12/17 - 11/15/46)	11,040,333	11,000,000
9/20/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $16,326,024, 0.00% - 8.75%, 10/12/17 - 2/15/36)	16,043,511	16,000,000
9/21/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $12,244,586, 0.00% - 7.63%, 10/12/17 - 11/15/46)	12,033,367	12,000,000
1.11%, dated 8/28/17 due 11/28/17 (Collateralized by U.S. Treasury Obligations valued at $5,105,595, 0.00% - 2.50%, 10/12/17 - 2/15/46)	5,014,183	5,000,000
1.12%, dated:
6/27/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $6,138,528, 0.00% - 9.13%, 10/12/17 - 2/15/45)	6,022,400	6,000,000
7/24/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $5,111,151, 0.00% - 3.88%, 10/12/17 - 8/15/42)	5,016,800	5,000,000
7/25/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $5,111,031, 0.00% - 7.63%, 1/4/18 - 5/15/41)	5,016,644	5,000,000
1.13%, dated 6/29/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $6,138,278, 0.00% - 4.75%, 10/12/17 - 2/15/46)	6,022,600	6,000,000
1.14%, dated 7/6/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $11,251,383, 0.00% - 4.38%, 10/12/17 - 11/15/39)	11,041,800	11,000,000
Commerz Markets LLC at:
1.07%, dated 9/27/17 due 10/4/17 (Collateralized by U.S. Treasury Obligations valued at $8,163,261, 1.63%, 5/15/26)	8,001,664	8,000,000
1.09%, dated 9/28/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $15,303,725, 1.63%, 5/15/26)	15,003,179	15,000,000
1.11%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $57,124,728, 1.63% - 2.13%, 12/31/21 - 5/15/26)	56,005,180	56,000,000
Credit AG at 1.05%, dated 9/29/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $5,100,537, 2.00%, 9/30/20)	5,001,021	5,000,000
Deutsche Bank AG at 1.04%, dated 9/28/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $23,462,752, 0.00% - 1.63%, 6/21/18 - 8/15/26)	23,004,651	23,000,000
Goldman Sachs & Co. at 1.06%, dated 9/29/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $5,100,537, 1.38% - 2.75%, 9/30/18 - 11/15/42)	5,001,031	5,000,000
Lloyds Bank PLC at 1.16%, dated:
8/16/17 due 11/16/17 (Collateralized by U.S. Treasury Obligations valued at $4,111,351, 1.63% - 6.13%, 11/15/22 - 11/15/27)	4,011,858	4,000,000
8/24/17 due 11/22/17 (Collateralized by U.S. Treasury Obligations valued at $5,133,115, 2.13% - 6.13%, 12/31/21 - 11/15/27)	5,014,500	5,000,000
8/31/17 due 11/29/17 (Collateralized by U.S. Treasury Obligations valued at $5,148,416, 2.25% - 8.13%, 8/15/21 - 11/15/27)	5,014,500	5,000,000
9/12/17 due 12/14/17 (Collateralized by U.S. Treasury Obligations valued at $11,335,111, 2.25% - 6.13%, 11/15/20 - 11/15/27)	11,032,963	11,000,000
9/14/17 due 12/15/17 (Collateralized by U.S. Treasury Obligations valued at $11,282,551, 2.13% - 6.13%, 6/30/22 - 11/15/27)	11,032,609	11,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.04%, dated 9/28/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $5,100,613, 1.63% - 2.25%, 4/30/23 - 11/15/24)	5,001,011	5,000,000
1.05%, dated 9/18/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $3,061,273, 1.38% - 8.13%, 2/15/20 - 11/15/26)	3,002,625	3,000,000
MUFG Securities EMEA PLC at:
1.07%, dated:
9/15/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $16,457,744, 2.63%, 11/15/20)	16,014,742	16,000,000
9/22/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $8,244,096, 2.63%, 11/15/20)	8,004,280	8,000,000
10/2/17 due 10/6/17(c)	2,000,832	2,000,000
1.09%, dated:
9/7/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $3,076,112, 2.00% - 2.63%, 8/15/20 - 2/15/23)	3,003,633	3,000,000
9/12/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $5,121,726, 2.00% - 2.63%, 8/15/20 - 2/15/23)	5,005,299	5,000,000
1.1%, dated:
8/28/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $2,054,180, 1.50%, 5/31/20)	2,005,622	2,000,000
8/29/17 due 10/6/17:
(Collateralized by U.S. Treasury Obligations valued at $3,124,691, 1.63% - 3.00%, 11/15/20 - 11/15/45)	3,003,850	3,000,000
(Collateralized by U.S. Treasury Obligations valued at $1,043,281, 2.88%, 11/15/46)	1,001,314	1,000,000
9/25/17 due 10/13/17 (Collateralized by U.S. Treasury Obligations valued at $3,065,837, 1.63%, 5/15/26)	3,001,650	3,000,000
9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $2,048,482, 1.50%, 8/15/26)	2,000,183	2,000,000
1.11%, dated:
9/6/17 due:
10/2/17 (Collateralized by U.S. Treasury Obligations valued at $1,039,570, 3.00%, 5/15/45)	1,000,802	1,000,000
10/20/17 (Collateralized by U.S. Treasury Obligations valued at $1,037,329, 1.25%, 3/31/21)	1,001,357	1,000,000
9/7/17 due 10/17/17 (Collateralized by U.S. Treasury Obligations valued at $3,076,112, 2.00% - 2.63%, 8/15/20 - 2/15/23)	3,003,700	3,000,000
Natixis SA at 1.04%, dated 9/28/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $10,216,428, 1.38% - 3.00%, 6/30/19 - 5/15/45)	10,002,022	10,000,000
Nomura Securities International, Inc. at 1.05%, dated 9/28/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $77,578,029, 1.75% - 5.25%, 9/30/22 - 2/15/45)	76,015,517	76,000,000
Norinchukin Bank at:
1.16%, dated:
8/14/17 due 11/6/17 (Collateralized by U.S. Treasury Obligations valued at $3,068,997, 1.63%, 8/31/19)	3,008,120	3,000,000
8/21/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $3,063,975, 1.63%, 8/31/19)	3,007,733	3,000,000
8/23/17 due 11/15/17 (Collateralized by U.S. Treasury Obligations valued at $3,063,975, 1.63%, 8/31/19)	3,008,120	3,000,000
8/30/17 due 11/22/17 (Collateralized by U.S. Treasury Obligations valued at $5,105,105, 1.63% - 2.13%, 8/31/19 - 8/31/20)	5,013,533	5,000,000
8/31/17 due 11/21/17 (Collateralized by U.S. Treasury Obligations valued at $3,063,975, 1.63%, 8/31/19)	3,007,927	3,000,000
9/25/17 due 12/1/17 (Collateralized by U.S. Treasury Obligations valued at $3,063,975, 1.63%, 8/31/19)	3,006,477	3,000,000
1.17%, dated 7/26/17 due 10/26/17 (Collateralized by U.S. Treasury Obligations valued at $3,068,997, 1.63%, 8/31/19)	3,008,970	3,000,000
1.2%, dated 6/29/17 due 10/3/17 (Collateralized by U.S. Treasury Obligations valued at $3,074,020, 1.63%, 8/31/19)	3,009,600	3,000,000
RBC Capital Markets Corp. at 1.08%, dated 8/3/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $1,031,686, 0.75% - 5.38%, 10/31/18 - 11/15/46)	1,002,700	1,000,000
RBC Dominion Securities at:
1.04%, dated:
9/12/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $3,061,775, 1.38%, 1/31/21)	3,002,513	3,000,000
9/13/17 due 10/6/17:
(Collateralized by U.S. Treasury Obligations valued at $5,102,893, 1.38%, 1/31/21)	5,004,189	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,102,893, 1.38%, 1/31/21)	5,004,333	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,102,893, 1.38%, 1/31/21)	5,003,322	5,000,000
1.05%, dated 9/13/17 due 10/6/17:
(Collateralized by U.S. Treasury Obligations valued at $5,102,893, 1.38%, 1/31/21)	5,004,813	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,102,893, 1.38%, 1/31/21)	5,004,958	5,000,000
1.07%, dated:
7/20/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $5,111,226, 1.38%, 1/31/21)	5,014,118	5,000,000
7/24/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $5,110,631, 1.38%, 1/31/21)	5,014,118	5,000,000
9/7/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $5,103,885, 1.38%, 1/31/21)	5,013,524	5,000,000
1.08%, dated 7/25/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $5,110,631, 1.38%, 1/31/21)	5,014,700	5,000,000
RBS Securities, Inc. at 1.04%, dated:
9/27/17 due 10/4/17 (Collateralized by U.S. Treasury Obligations valued at $11,256,298, 2.75% - 4.25%, 2/15/24 - 11/15/40)	11,002,224	11,000,000
9/28/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $11,330,504, 2.75% - 4.25%, 2/15/24 - 11/15/40)	11,002,224	11,000,000
Societe Generale at:
1.09%, dated:
7/5/17 due 10/5/17 (Collateralized by U.S. Treasury Obligations valued at $11,360,560, 2.50% - 4.25%, 11/15/40 - 5/15/46)	11,030,641	11,000,000
7/6/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $11,349,467, 0.00% - 7.13%, 10/12/17 - 11/15/44)	11,030,641	11,000,000
7/13/17 due 10/6/17 (Collateralized by U.S. Treasury Obligations valued at $11,267,612, 0.00% - 4.25%, 10/12/17 - 11/15/44)	11,029,975	11,000,000
1.1%, dated 8/18/17 due 11/20/17 (Collateralized by U.S. Treasury Obligations valued at $9,282,774, 1.38% - 4.38%, 4/30/20 - 11/15/44)	9,025,850	9,000,000
TD Securities (U.S.A.) at 1.06%, dated 9/29/17 due 10/2/17 (Collateralized by U.S. Treasury Obligations valued at $5,100,501, 2.13%, 2/29/24)	5,000,442	5,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $794,000,000)		794,000,000
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,975,545,988)		3,975,545,988
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,044,122)
NET ASSETS - 100%		$3,972,501,866

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$155,045,000 due 10/2/17 at 1.07%
BNP Paribas, S.A.	$11,245,531
BNY Mellon Capital Markets LLC	517,750
Bank of America NA	24,437,803
Bank of Nova Scotia	2,023,864
Citibank NA	16,164,157
Credit Agricole CIB New York Branch	5,042,886
ING Financial Markets LLC	1,553,250
J.P. Morgan Securities, Inc.	21,745,503
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,730,751
Mizuho Securities USA, Inc.	14,962,977
RBC Dominion Securities, Inc.	3,474,206
Wells Fargo Securities LLC	47,146,322
$155,045,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2010 Portfolio

September 30, 2017

VIPF2010-QTLY-1117
1.822344.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	404,863	$15,028,527
VIP Equity-Income Portfolio Initial Class (a)	682,452	15,907,950
VIP Growth & Income Portfolio Initial Class (a)	834,065	18,182,614
VIP Growth Portfolio Initial Class (a)	217,033	15,480,996
VIP Mid Cap Portfolio Initial Class (a)	118,987	4,414,400
VIP Value Portfolio Initial Class (a)	710,416	11,537,161
VIP Value Strategies Portfolio Initial Class (a)	391,217	5,625,705
TOTAL DOMESTIC EQUITY FUNDS
(Cost $56,883,072)		86,177,353

International Equity Funds - 16.8%
VIP Emerging Markets Portfolio Initial Class (a)	1,607,577	18,229,922
VIP Overseas Portfolio Initial Class (a)	1,548,501	34,670,945
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $38,264,683)		52,900,867

Bond Funds - 35.9%
VIP High Income Portfolio Initial Class (a)	1,090,381	6,226,077
VIP Investment Grade Bond Portfolio Initial Class (a)	8,198,049	106,656,615
TOTAL BOND FUNDS
(Cost $109,765,601)		112,882,692

Short-Term Funds - 19.9%
VIP Government Money Market Portfolio Initial Class 0.83% (a)(b)
(Cost $62,555,574)	62,555,574	62,555,574
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $267,468,930)		314,516,486
NET OTHER ASSETS (LIABILITIES) - 0.0%		(57,523)
NET ASSETS - 100%		$314,458,963

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Initial Class	$15,787,989	$1,366,643	$3,877,150	$34,033	$342,942	$1,408,103	$15,028,527
VIP Emerging Markets Portfolio Initial Class	19,025,461	957,158	7,942,580	33,916	728,756	5,461,127	18,229,922
VIP Equity-Income Portfolio Initial Class	16,745,251	1,028,494	2,823,848	21,955	(29,457)	987,510	15,907,950
VIP Government Money Market Portfolio Initial Class 0.83%	51,864,438	15,786,204	5,095,068	267,725	--	--	62,555,574
VIP Growth & Income Portfolio Initial Class	19,104,310	1,239,632	3,616,766	18,836	514,923	940,515	18,182,614
VIP Growth Portfolio Initial Class	15,847,036	1,814,547	5,154,326	21,235	1,446,569	1,527,170	15,480,996
VIP High Income Portfolio Initial Class	11,415,346	480,117	6,153,777	63,229	(335,919)	820,310	6,226,077
VIP Investment Grade Bond Portfolio Initial Class	93,392,735	18,941,075	8,537,513	359,555	(28,404)	2,888,722	106,656,615
VIP Mid Cap Portfolio Initial Class	4,556,224	402,804	936,481	6,659	30,384	361,469	4,414,400
VIP Overseas Portfolio Initial Class	30,724,206	1,747,279	5,274,058	6,856	171,599	7,301,919	34,670,945
VIP Value Portfolio Initial Class	12,342,318	588,928	2,562,131	25,786	242,281	925,765	11,537,161
VIP Value Strategies Portfolio Initial Class	5,972,558	1,507,118	1,380,523	15,802	30,481	(503,929)	5,625,705
Total	$296,777,872	$45,859,999	$53,354,221	$875,587	$3,114,155	$22,118,681	$314,516,486

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income II Portfolio

September 30, 2017

VIPFLI-II-QTLY-1117
1.822345.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	55,427	$2,045,812
VIP Equity-Income Portfolio Investor Class (a)	93,377	2,164,482
VIP Growth & Income Portfolio Investor Class (a)	114,000	2,473,791
VIP Growth Portfolio Investor Class (a)	29,670	2,106,602
VIP Mid Cap Portfolio Investor Class (a)	16,303	601,081
VIP Value Portfolio Investor Class (a)	96,881	1,569,475
VIP Value Strategies Portfolio Investor Class (a)	53,655	766,190
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,274,063)		11,727,433

International Equity Funds - 12.3%
VIP Emerging Markets Portfolio Investor Class (a)	78,236	883,288
VIP Overseas Portfolio Investor Class (a)	154,903	3,455,885
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,533,420)		4,339,173

Bond Funds - 43.0%
VIP High Income Portfolio Investor Class (a)	308,439	1,751,932
VIP Investment Grade Bond Portfolio Investor Class (a)	1,040,994	13,480,866
TOTAL BOND FUNDS
(Cost $14,992,024)		15,232,798

Short-Term Funds - 11.6%
VIP Government Money Market Portfolio Investor Class 0.81% (a)(b)
(Cost $4,105,489)	4,105,489	4,105,489
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $31,904,996)		35,404,893
NET OTHER ASSETS (LIABILITIES) - 0.0%		5
NET ASSETS - 100%		$35,404,898

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,957,270	$140,355	$278,484	$3,988	$9,537	$217,134	$2,045,812
VIP Emerging Markets Portfolio Investor Class	814,237	26,435	220,158	1,355	22,109	240,665	883,288
VIP Equity-Income Portfolio Investor Class	2,075,331	169,287	205,825	2,535	(786)	126,475	2,164,482
VIP Government Money Market Portfolio Investor Class 0.81%	3,697,673	719,711	311,895	17,036	--	--	4,105,489
VIP Growth & Income Portfolio Investor Class	2,367,908	178,119	263,058	2,100	6,590	184,232	2,473,791
VIP Growth Portfolio Investor Class	1,965,053	192,877	436,638	2,368	35,494	349,816	2,106,602
VIP High Income Portfolio Investor Class	1,717,108	70,253	136,244	9,504	(7,009)	107,824	1,751,932
VIP Investment Grade Bond Portfolio Investor Class	13,182,658	972,143	1,052,785	49,694	(3,648)	382,498	13,480,866
VIP Mid Cap Portfolio Investor Class	564,866	51,129	66,514	793	1,761	49,839	601,081
VIP Overseas Portfolio Investor Class	3,284,173	98,783	706,173	--	(43,481)	822,583	3,455,885
VIP Value Portfolio Investor Class	1,529,673	90,454	201,794	2,982	6,801	144,341	1,569,475
VIP Value Strategies Portfolio Investor Class	740,710	190,548	109,447	1,868	(2,582)	(53,039)	766,190
Total	$33,896,660	$2,900,094	$3,989,015	$94,223	$24,786	$2,572,368	$35,404,893

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

September 30, 2017

VIPSI-QTLY-1117
1.808796.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.6%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (b)		$559,572	$343,437
Nonconvertible Bonds - 36.6%
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.4%
Allison Transmission, Inc. 5% 10/1/24 (c)		635,000	659,035
Delphi Jersey Holdings PLC 5% 10/1/25 (c)		680,000	691,900
Exide Technologies 11% 4/30/22 pay-in-kind (b)(c)		547,158	465,084
Metalsa SA de CV 4.9% 4/24/23 (c)		1,785,000	1,826,234
Tenedora Nemak SA de CV 5.5% 2/28/23 (c)		1,075,000	1,105,906
Tenneco, Inc. 5% 7/15/26		450,000	461,250
Tupy Overseas SA 6.625% 7/17/24 (c)		400,000	421,204
			5,630,613
Automobiles - 0.1%
Tesla, Inc. 5.3% 8/15/25 (c)		1,535,000	1,496,625
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (c)		64,000	65,440
American Tire Distributors, Inc. 10.25% 3/1/22 (c)		280,000	291,984
LKQ Corp. 4.75% 5/15/23		115,000	118,750
			476,174
Diversified Consumer Services - 0.1%
Ascend Learning LLC 6.875% 8/1/25 (c)		210,000	221,550
Laureate Education, Inc. 8.25% 5/1/25 (c)		1,710,000	1,842,525
			2,064,075
Hotels, Restaurants & Leisure - 1.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
5% 10/15/25 (c)		925,000	936,470
5% 10/15/25 (c)(d)		1,160,000	1,174,384
24 Hour Holdings III LLC 8% 6/1/22 (c)		220,000	204,050
Carlson Travel, Inc. 6.75% 12/15/23 (c)		235,000	233,238
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	160,950
Eldorado Resorts, Inc. 6% 4/1/25		630,000	661,500
FelCor Lodging LP 6% 6/1/25		565,000	605,963
Golden Nugget, Inc.:
6.75% 10/15/24 (c)		1,135,000	1,147,769
8.75% 10/1/25 (c)		405,000	412,088
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		925,000	952,750
4.875% 4/1/27		435,000	456,750
Jacobs Entertainment, Inc. 7.875% 2/1/24 (c)		150,000	161,625
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (c)		475,000	489,250
5% 6/1/24 (c)		475,000	500,531
5.25% 6/1/26 (c)		3,225,000	3,414,469
LTF Merger Sub, Inc. 8.5% 6/15/23 (c)		380,000	403,750
MCE Finance Ltd. 4.875% 6/6/25 (c)		240,000	241,147
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		365,000	395,507
Penn National Gaming, Inc. 5.625% 1/15/27 (c)		120,000	124,500
Playa Resorts Holding BV 8% 8/15/20 (c)		1,239,000	1,288,560
Scientific Games Corp. 10% 12/1/22		1,276,000	1,413,170
Silversea Cruises 7.25% 2/1/25 (c)		255,000	272,850
Six Flags Entertainment Corp.:
4.875% 7/31/24 (c)		715,000	727,513
5.5% 4/15/27 (c)		380,000	389,500
Station Casinos LLC 5% 10/1/25 (c)		620,000	621,488
Studio City Co. Ltd.:
5.875% 11/30/19 (c)		420,000	441,000
7.25% 11/30/21 (c)		1,085,000	1,162,306
Viking Cruises Ltd. 5.875% 9/15/27 (c)		595,000	597,053
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)		1,410,000	1,436,423
Wynn Macau Ltd.:
4.875% 10/1/24 (c)		455,000	463,531
5.5% 10/1/27 (c)		465,000	471,684
			21,961,769
Household Durables - 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (c)		335,000	350,075
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (c)		740,000	757,575
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)		285,000	297,426
5.75% 10/15/20		2,555,000	2,599,840
7% 7/15/24 (c)		360,000	383,400
Springs Industries, Inc. 6.25% 6/1/21		160,000	165,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)		435,000	461,100
Toll Brothers Finance Corp. 4.375% 4/15/23		1,106,000	1,155,770
TRI Pointe Homes, Inc.:
4.375% 6/15/19		320,000	326,800
5.875% 6/15/24		780,000	834,600
William Lyon Homes, Inc. 5.875% 1/31/25		380,000	389,500
			7,721,086
Internet & Direct Marketing Retail - 0.4%
Netflix, Inc.:
4.375% 11/15/26 (c)		640,000	642,202
5.375% 2/1/21 (c)		420,000	450,450
5.75% 3/1/24		612,000	667,080
5.875% 2/15/25		1,395,000	1,525,781
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (c)		1,450,000	1,537,000
6% 4/1/23		580,000	612,625
			5,435,138
Leisure Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.375% 4/15/27 (c)		345,000	362,250
Media - 2.9%
Altice SA:
7.625% 2/15/25 (c)		3,085,000	3,327,944
7.75% 5/15/22 (c)		2,980,000	3,162,525
Altice U.S. Finance SA 5.5% 5/15/26 (c)		615,000	648,634
AMC Networks, Inc.:
4.75% 12/15/22		320,000	329,101
4.75% 8/1/25		615,000	621,150
Block Communications, Inc. 6.875% 2/15/25 (c)		480,000	520,944
British Sky Broadcasting Group PLC 1.875% 11/24/23 (Reg. S)	EUR	250,000	310,300
Cablevision SA 6.5% 6/15/21 (c)		150,000	160,086
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		115,000	118,881
5.625% 2/15/24		1,625,000	1,694,063
CBS Radio, Inc. 7.25% 11/1/24 (c)		420,000	448,350
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (c)		1,530,000	1,524,722
5.125% 2/15/23		1,565,000	1,615,863
5.125% 5/1/23 (c)		720,000	749,700
5.125% 5/1/27 (c)		2,570,000	2,605,338
5.375% 5/1/25 (c)		720,000	746,186
5.5% 5/1/26 (c)		2,450,000	2,538,813
5.75% 9/1/23		500,000	518,750
5.75% 1/15/24		555,000	576,506
5.75% 2/15/26 (c)		1,030,000	1,079,955
Cengage Learning, Inc. 9.5% 6/15/24 (c)		1,395,000	1,213,650
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (c)		1,490,000	1,516,075
Clear Channel Communications, Inc.:
9% 3/1/21		245,000	173,950
10% 1/15/18		630,000	346,500
11.25% 3/1/21		1,875,000	1,350,000
14% 2/1/21 pay-in-kind (b)		595,197	80,352
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (c)		590,000	604,750
4.875% 4/11/22 (c)		250,000	260,000
Grupo Televisa SA de CV 6.625% 3/18/25		165,000	197,050
iHeartCommunications, Inc. 10.625% 3/15/23		1,630,000	1,149,150
Liberty Media Corp.:
8.25% 2/1/30		1,610,000	1,779,050
8.5% 7/15/29		270,000	301,725
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)		215,000	225,750
Myriad International Holding BV 5.5% 7/21/25 (c)		525,000	572,124
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		1,706,062	1,671,941
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)		295,000	305,694
Quebecor Media, Inc. 5.75% 1/15/23		790,000	859,125
Sirius XM Radio, Inc.:
4.625% 5/15/23 (c)		260,000	267,150
5% 8/1/27 (c)		615,000	627,300
5.375% 4/15/25 (c)		620,000	654,100
5.375% 7/15/26 (c)		620,000	652,550
Tegna, Inc. 5.5% 9/15/24 (c)		410,000	431,525
TV Azteca SA de CV:
7.625% 9/18/20 (Reg S.)		466,950	483,527
8.25% 8/9/24 (Reg. S)		650,000	689,325
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)		517,500	534,319
Videotron Ltd. 5.125% 4/15/27 (c)		615,000	639,416
VTR Finance BV 6.875% 1/15/24 (c)		1,030,000	1,090,667
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(c)		131,043	131,371
WMG Acquisition Corp. 5.625% 4/15/22 (c)		103,000	107,120
Ziggo Bond Finance BV 6% 1/15/27 (c)		635,000	657,225
Ziggo Secured Finance BV 5.5% 1/15/27 (c)		1,270,000	1,301,356
			44,171,648
Specialty Retail - 0.2%
L Brands, Inc. 6.875% 11/1/35		2,170,000	2,104,900
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	475,525
PetSmart, Inc. 5.875% 6/1/25 (c)		645,000	562,763
Sonic Automotive, Inc.:
5% 5/15/23		85,000	83,088
6.125% 3/15/27		310,000	317,750
			3,544,026
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (c)		310,000	322,788
4.875% 5/15/26 (c)		310,000	322,013
			644,801
TOTAL CONSUMER DISCRETIONARY			93,508,205
CONSUMER STAPLES - 1.8%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (c)		160,000	169,200
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	200,000	237,676
			406,876
Food & Staples Retailing - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25		520,000	457,600
Albertsons, Inc.:
7.45% 8/1/29		725,000	561,875
8% 5/1/31		656,000	524,800
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (c)		1,160,000	1,055,600
9.375% 9/15/18 pay-in-kind (b)(c)		827,031	264,650
ESAL GmbH 6.25% 2/5/23 (c)		1,705,000	1,652,571
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (c)		1,250,000	1,300,000
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (c)		155,000	158,488
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		690,000	720,188
			6,695,772
Food Products - 1.0%
B&G Foods, Inc. 4.625% 6/1/21		565,000	575,594
CF Industries Holdings, Inc.:
4.95% 6/1/43		610,000	565,775
5.15% 3/15/34		615,000	613,463
5.375% 3/15/44		615,000	587,325
Gruma S.A.B. de CV 4.875% 12/1/24 (c)		275,000	298,719
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	1,200,000	1,440,435
JBS Investments GmbH 7.25% 4/3/24 (c)		2,205,000	2,202,244
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)		1,030,000	1,026,138
5.875% 7/15/24 (c)		1,812,000	1,816,530
7.25% 6/1/21 (c)		350,000	357,000
8.25% 2/1/20 (c)		330,000	333,300
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)		425,000	443,063
4.875% 11/1/26 (c)		430,000	451,500
MHP SA 8.25% 4/2/20 (c)		200,000	215,790
Pilgrim's Pride Corp.:
5.75% 3/15/25 (c)		925,000	955,063
5.875% 9/30/27 (c)		360,000	367,650
Post Holdings, Inc.:
5% 8/15/26 (c)		2,440,000	2,433,900
5.5% 3/1/25 (c)		530,000	549,875
5.75% 3/1/27 (c)		405,000	417,150
TreeHouse Foods, Inc. 4.875% 3/15/22		200,000	206,750
			15,857,264
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (c)		375,000	394,688
Kronos Acquisition Holdings, Inc. 9% 8/15/23 (c)		95,000	92,625
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		600,000	639,000
			1,126,313
Personal Products - 0.2%
First Quality Finance Co., Inc. 5% 7/1/25 (c)		490,000	505,313
Prestige Brands, Inc. 5.375% 12/15/21 (c)		725,000	746,750
Revlon Consumer Products Corp. 5.75% 2/15/21 (b)		1,559,000	1,360,228
			2,612,291
Tobacco - 0.1%
British American Tobacco PLC 2.25% 1/16/30	EUR	1,000,000	1,208,230
TOTAL CONSUMER STAPLES			27,906,746
ENERGY - 6.2%
Energy Equipment & Services - 0.5%
Borets Finance DAC 6.5% 4/7/22 (c)		475,000	506,526
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		395,000	365,375
Ensco PLC:
4.5% 10/1/24		665,000	551,950
5.2% 3/15/25		420,000	352,800
5.75% 10/1/44		600,000	430,500
Exterran Energy Solutions LP 8.125% 5/1/25 (c)		575,000	595,125
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		385,000	374,413
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	716,788
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		415,000	269,750
Jonah Energy LLC 7.25% 10/15/25 (c)		625,000	630,469
Noble Holding International Ltd.:
4.625% 3/1/21		63,000	57,960
6.2% 8/1/40		235,000	159,800
7.7% 4/1/25 (b)		520,000	444,600
8.7% 4/1/45 (b)		120,000	99,600
SESI LLC 7.75% 9/15/24 (c)		365,000	377,775
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		895,000	1,006,875
Summit Midstream Holdings LLC 5.75% 4/15/25		440,000	446,600
Trinidad Drilling Ltd. 6.625% 2/15/25 (c)		250,000	233,750
Unit Corp. 6.625% 5/15/21		120,000	120,300
			7,740,956
Oil, Gas & Consumable Fuels - 5.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24		315,000	329,670
Afren PLC:
6.625% 12/9/20 (c)(e)(f)		282,992	368
10.25% 4/8/19 (Reg. S) (e)(f)		780,669	1,015
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (c)		940,000	1,085,907
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		245,000	253,575
Antero Resources Corp.:
5.125% 12/1/22		45,000	46,013
5.625% 6/1/23 (Reg. S)		560,000	583,800
Antero Resources Finance Corp. 5.375% 11/1/21		295,000	302,744
Callon Petroleum Co. 6.125% 10/1/24		225,000	232,875
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		380,000	385,700
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (c)		630,000	648,900
5.875% 3/31/25		790,000	850,238
7% 6/30/24		710,000	809,400
Chesapeake Energy Corp.:
8% 12/15/22 (c)		3,170,000	3,415,675
8% 1/15/25 (c)(d)		345,000	348,450
8% 6/15/27 (c)(d)		1,380,000	1,366,200
Citgo Holding, Inc. 10.75% 2/15/20 (c)		2,652,000	2,857,530
Concho Resources, Inc. 4.375% 1/15/25		630,000	663,075
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.0739% 6/15/22 (b)(c)(g)		155,000	154,614
6.875% 6/15/25 (c)		310,000	325,113
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25		465,000	474,881
6.25% 4/1/23		1,975,000	2,036,719
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	1,091,400
Denbury Resources, Inc.:
4.625% 7/15/23		595,000	315,350
5.5% 5/1/22		975,000	556,969
6.375% 8/15/21		830,000	498,000
Diamondback Energy, Inc.:
4.75% 11/1/24		540,000	550,800
5.375% 5/31/25		255,000	265,838
Dolphin Energy Ltd. 5.5% 12/15/21 (c)		200,000	219,946
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (e)(f)		480,000	0
EDC Finance Ltd. 4.875% 4/17/20 (c)		200,000	204,616
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (c)		530,000	548,550
Energy Transfer Equity LP 5.5% 6/1/27		860,000	905,150
EnLink Midstream Partners LP:
4.15% 6/1/25		465,000	469,352
4.4% 4/1/24		460,000	475,163
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (c)		350,000	353,500
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		482,500	173,700
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (c)		365,000	379,600
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		250,000	250,938
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		675,000	717,173
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		130,000	131,625
7% 6/15/23		580,000	582,900
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)		510,000	499,800
5.75% 10/1/25 (c)		580,000	586,525
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)		390,000	409,013
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (c)		530,000	552,160
Jupiter Resources, Inc. 8.5% 10/1/22 (c)		360,000	258,300
Kosmos Energy Ltd.:
7.875% 8/1/21 (c)		600,000	621,000
7.875% 8/1/21 (c)		415,000	429,525
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		455,000	470,925
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		305,000	327,875
Newfield Exploration Co.:
5.375% 1/1/26		475,000	499,344
5.625% 7/1/24		75,000	80,438
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		625,000	581,250
NGPL PipeCo LLC:
4.375% 8/15/22 (c)		150,000	155,625
4.875% 8/15/27 (c)		150,000	157,178
Nostrum Oil & Gas Finance BV:
6.375% 2/14/19 (c)		1,915,000	1,925,418
8% 7/25/22 (c)		1,600,000	1,669,670
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (b)(c)		275,000	306,625
10% 11/2/21 pay-in-kind (b)		461,000	514,015
Pan American Energy LLC 7.875% 5/7/21 (c)		1,040,000	1,122,337
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (c)		380,000	386,175
6.25% 6/1/24 (c)		420,000	442,050
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		1,695,000	1,743,731
7.25% 6/15/25 (c)		615,000	628,838
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	446,963
PDC Energy, Inc. 6.125% 9/15/24		200,000	209,000
Peabody Securities Finance Corp.:
6% 3/31/22 (c)		490,000	505,925
6.375% 3/31/25 (c)		535,000	549,713
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,780,000	1,917,950
8.625% 12/1/23 (b)		250,000	300,066
PetroBakken Energy Ltd. 8.625% 2/1/20 (c)(e)(f)		1,225,000	0
Petrobras Energia SA 7.375% 7/21/23 (c)		200,000	217,520
Petrobras Global Finance BV:
5.999% 1/27/28 (c)		1,031,000	1,026,103
6.125% 1/17/22		3,120,000	3,354,000
6.25% 3/17/24		570,000	609,045
8.75% 5/23/26		1,965,000	2,360,456
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		440,000	445,500
Petroleos de Venezuela SA:
5.375% 4/12/27		480,000	144,000
5.5% 4/12/37		535,000	161,838
6% 5/16/24 (c)		675,000	205,031
6% 11/15/26 (c)		780,000	236,730
8.5% 10/27/20 (c)		855,000	709,650
9.75% 5/17/35 (c)		2,200,000	753,500
12.75% 2/17/22 (c)		110,000	50,820
Petroleos Mexicanos:
4.625% 9/21/23		550,000	568,095
4.875% 1/24/22		305,000	319,869
4.875% 1/18/24		520,000	539,240
5.5% 1/21/21		350,000	373,450
6.375% 2/4/21		285,000	312,220
6.375% 1/23/45		815,000	829,263
6.5% 6/2/41		2,405,000	2,514,428
6.625% (c)(h)		1,080,000	1,085,400
6.75% 9/21/47		1,443,000	1,535,208
6.875% 8/4/26		185,000	210,438
PT Pertamina Persero 6.5% 5/27/41 (c)		290,000	344,972
QEP Resources, Inc. 5.25% 5/1/23		610,000	593,225
Range Resources Corp. 5% 3/15/23 (c)		960,000	952,800
RSP Permian, Inc.:
5.25% 1/15/25 (c)		220,000	223,300
6.625% 10/1/22		230,000	241,213
Sabine Pass Liquefaction LLC:
5% 3/15/27		955,000	1,018,188
5.875% 6/30/26		925,000	1,034,454
SemGroup Corp.:
6.375% 3/15/25 (c)		310,000	303,800
7.25% 3/15/26 (c)		580,000	582,900
Sibur Securities Dac 4.125% 10/5/23 (c)		290,000	290,000
SM Energy Co.:
5.625% 6/1/25		280,000	266,000
6.75% 9/15/26		250,000	250,000
Southern Star Central Corp. 5.125% 7/15/22 (c)		320,000	330,000
Southwestern Energy Co.:
4.1% 3/15/22		910,000	874,738
7.5% 4/1/26		470,000	488,800
7.75% 10/1/27		420,000	435,750
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		875,000	916,869
6.375% 4/1/23		405,000	430,313
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25		320,000	329,600
5.375% 2/1/27		320,000	333,200
Teekay Corp. 8.5% 1/15/20		880,000	893,200
Teine Energy Ltd. 6.875% 9/30/22 (c)		590,000	600,325
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	63,815
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		155,000	159,844
6.375% 5/1/24		245,000	265,825
Transportadora de Gas del Sur SA 9.625% 5/14/20 (c)		1,424,645	1,541,522
Ultra Resources, Inc.:
6.875% 4/15/22 (c)		460,000	469,200
7.125% 4/15/25 (c)		305,000	308,050
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		2,175,000	2,327,250
WPX Energy, Inc.:
5.25% 9/15/24		490,000	491,225
6% 1/15/22		1,005,000	1,038,919
YPF SA:
8.5% 3/23/21 (c)		1,725,000	1,935,795
8.75% 4/4/24 (c)		1,835,000	2,110,250
Zhaikmunai International BV 7.125% 11/13/19 (c)		200,000	203,334
			85,370,946
TOTAL ENERGY			93,111,902
FINANCIALS - 5.9%
Banks - 1.2%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		250,000	262,925
Banco de Bogota SA 6.25% 5/12/26 (c)		270,000	294,840
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		600,000	630,000
Banco Hipotecario SA 9.75% 11/30/20 (c)		1,895,000	2,157,325
Banco Macro SA 6.75% 11/4/26 (b)(c)		715,000	752,816
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (c)		200,000	203,760
6.369% 6/16/18 (c)		275,000	282,282
Banque Centrale de Tunisie 5.75% 1/30/25 (c)		260,000	252,908
BBVA Bancomer SA 7.25% 4/22/20 (c)		375,000	411,563
Biz Finance PLC 9.75% 1/22/25 (c)		200,000	214,874
BTA Bank JSC 5.5% 12/21/22 (c)		392,000	386,191
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		575,000	494,482
CIT Group, Inc.:
5% 8/15/22		696,000	753,211
5.375% 5/15/20		69,000	74,089
Export Credit Bank of Turkey 5.875% 4/24/19 (c)		200,000	207,086
Export-Import Bank of Korea 6.2% 8/7/21 (c)	INR	21,400,000	325,900
Fidelity Bank PLC 6.875% 5/9/18 (Reg. S)		200,000	199,304
GTB Finance BV 6% 11/8/18 (c)		525,000	534,059
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		680,000	704,684
5.5% 8/6/22 (c)		490,000	514,647
JSC BGEO Group 6% 7/26/23 (c)		760,000	781,660
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (c)		915,000	939,357
SB Capital SA 5.5% 2/26/24 (b)(c)		435,000	443,796
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (c)		630,000	679,578
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		370,000	370,608
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (c)		590,000	574,116
4.75% 6/4/19 (c)		460,000	462,230
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (c)		200,000	204,900
5.5% 4/21/22 (c)		500,000	508,550
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (b)		1,000,000	1,020,560
Zenith Bank PLC:
6.25% 4/22/19 (c)		1,805,000	1,840,649
7.375% 5/30/22 (c)		1,135,000	1,171,888
			18,654,838
Capital Markets - 0.4%
Adient Global Holdings Ltd. 4.875% 8/15/26 (c)		630,000	644,175
AssuredPartners, Inc. 7% 8/15/25 (c)		245,000	250,819
BCD Acquisition, Inc. 9.625% 9/15/23 (c)		945,000	1,039,500
Morgan Stanley 1.75% 3/11/24	EUR	2,770,000	3,418,702
MSCI, Inc.:
5.25% 11/15/24 (c)		345,000	367,425
5.75% 8/15/25 (c)		365,000	398,306
			6,118,927
Consumer Finance - 2.5%
Ally Financial, Inc.:
4.125% 2/13/22		1,160,000	1,198,396
4.625% 3/30/25		1,915,000	2,008,356
5.125% 9/30/24		2,750,000	2,978,250
8% 11/1/31		16,143,000	20,822,800
Credito Real S.A.B. de CV 7.5% 3/13/19 (c)		430,000	445,050
General Motors Acceptance Corp. 8% 11/1/31		823,000	1,061,670
Navient Corp.:
5.875% 10/25/24		2,745,000	2,786,175
6.5% 6/15/22		470,000	498,491
7.25% 9/25/23		285,000	309,581
SLM Corp.:
5.5% 1/25/23		1,685,000	1,706,063
6.125% 3/25/24		830,000	855,730
7.25% 1/25/22		2,650,000	2,898,438
			37,569,000
Diversified Financial Services - 1.2%
Cimpor Financial Operations BV 5.75% 7/17/24 (c)		630,000	592,988
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind (b)(c)		280,000	290,500
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (c)		390,000	423,150
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		3,370,000	3,471,100
6% 8/1/20		995,000	1,026,790
6.25% 2/1/22		430,000	448,275
6.75% 2/1/24		535,000	564,425
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (c)		510,000	544,221
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (c)		410,000	428,963
Pontis IV Ltd. 5.125% 3/31/27 (c)		205,000	206,794
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (c)		510,000	544,941
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (c)		560,000	547,400
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (c)		695,000	730,619
Sistema International Funding SA 6.95% 5/17/19 (c)		575,000	566,375
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)		1,590,000	1,810,136
Sparc Em Spc 0% 12/5/22 (c)		200,000	182,300
Springleaf Financial Corp.:
6.125% 5/15/22		460,000	487,163
7.75% 10/1/21		1,590,000	1,796,223
8.25% 12/15/20		460,000	519,800
TMK Capital SA 6.75% 4/3/20 (Reg. S)		200,000	209,795
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (c)		525,000	546,000
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		915,000	1,029,375
Wendel SA:
1% 4/20/23 (Reg. S)	EUR	400,000	471,406
2.75% 10/2/24 (Reg. S)	EUR	800,000	1,036,065
			18,474,804
Insurance - 0.2%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)		1,440,000	1,522,498
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (c)		1,135,000	1,181,819
USIS Merger Sub, Inc. 6.875% 5/1/25 (c)		615,000	626,531
			3,330,848
Thrifts & Mortgage Finance - 0.4%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (c)		4,850,000	5,352,266
TOTAL FINANCIALS			89,500,683
HEALTH CARE - 2.4%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (c)		305,000	308,813
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (c)		260,000	280,150
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (c)		290,000	305,950
Hologic, Inc. 5.25% 7/15/22 (c)		630,000	661,500
			1,247,600
Health Care Providers & Services - 2.0%
AmSurg Corp. 5.625% 7/15/22		330,000	344,025
Community Health Systems, Inc.:
6.25% 3/31/23		1,365,000	1,341,113
6.875% 2/1/22		3,465,000	2,720,025
7.125% 7/15/20		805,000	726,513
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (c)		228,000	253,080
Envision Healthcare Corp. 6.25% 12/1/24 (c)		640,000	686,400
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	664,650
5.25% 6/15/26		750,000	808,125
5.375% 2/1/25		1,155,000	1,217,081
5.875% 3/15/22		1,915,000	2,120,863
5.875% 5/1/23		2,145,000	2,332,688
5.875% 2/15/26		2,995,000	3,215,881
6.5% 2/15/20		2,410,000	2,623,888
7.5% 2/15/22		1,175,000	1,347,948
HealthSouth Corp.:
5.125% 3/15/23		330,000	341,039
5.75% 11/1/24		1,135,000	1,164,794
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (c)		570,000	596,363
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)		335,000	360,125
Quintiles Transnational Corp. 4.875% 5/15/23 (c)		445,000	462,800
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		260,000	268,450
Tenet Healthcare Corp.:
4.625% 7/15/24 (c)		305,000	302,243
6.75% 6/15/23		735,000	705,600
6.875% 11/15/31		1,210,000	1,058,750
7.5% 1/1/22 (c)		365,000	386,444
8.125% 4/1/22		830,000	844,525
Tennessee Merger Sub, Inc. 6.375% 2/1/25 (c)		925,000	876,438
THC Escrow Corp. III:
5.125% 5/1/25 (c)		305,000	300,806
7% 8/1/25 (c)		615,000	578,100
Vizient, Inc. 10.375% 3/1/24 (c)		660,000	758,175
Wellcare Health Plans, Inc. 5.25% 4/1/25		475,000	499,938
West Street Merger Sub, Inc. 6.375% 9/1/25 (c)		305,000	303,475
			30,210,345
Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (c)		2,165,000	1,913,319
6.5% 3/15/22 (c)		620,000	655,650
6.75% 8/15/21 (c)		265,000	260,031
7% 3/15/24 (c)		925,000	987,521
			3,816,521
TOTAL HEALTH CARE			35,583,279
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.3%
DAE Funding LLC:
4% 8/1/20 (c)		355,000	362,100
4.5% 8/1/22 (c)		440,000	450,945
5% 8/1/24 (c)		605,000	620,125
Huntington Ingalls Industries, Inc. 5% 11/15/25 (c)		550,000	594,000
KLX, Inc. 5.875% 12/1/22 (c)		1,455,000	1,524,404
TransDigm, Inc. 6.375% 6/15/26		590,000	604,384
			4,155,958
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (c)		1,090,000	1,179,925
XPO Logistics, Inc. 6.125% 9/1/23 (c)		490,000	511,438
			1,691,363
Airlines - 0.1%
Air Canada 2013-1 Pass Through 5.375% 11/15/22 (c)		135,256	142,559
Allegiant Travel Co. 5.5% 7/15/19		160,000	165,280
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		20,265	21,430
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		118,724	135,345
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		215,545	220,356
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		26,438	26,702
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		323,370	380,218
Series 2012-2 Class B, 6.75% 6/3/21		155,529	171,050
Series 2013-1 Class B, 5.375% 11/15/21		205,699	218,812
			1,481,752
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (c)		185,000	190,088
6.125% 4/1/25 (c)		185,000	191,013
USG Corp. 4.875% 6/1/27 (c)		160,000	167,000
			548,101
Commercial Services & Supplies - 0.5%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (c)		565,000	590,425
APX Group, Inc.:
7.625% 9/1/23 (c)		860,000	904,075
7.875% 12/1/22		1,450,000	1,576,875
8.75% 12/1/20		986,000	1,016,813
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (c)		240,000	246,300
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,865,531
5.875% 7/1/25		165,000	162,319
Harland Clarke Holdings Corp. 8.375% 8/15/22 (c)		415,000	444,050
KAR Auction Services, Inc. 5.125% 6/1/25 (c)		525,000	546,000
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (c)		530,000	535,300
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (c)		190,000	200,925
			8,088,613
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		625,000	646,094
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (c)		1,160,000	1,248,450
Cementos Progreso Trust 7.125% 11/6/23 (c)		440,000	469,260
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)		1,530,000	577,575
5.25% 6/27/29 (c)		580,000	217,500
7.125% 6/26/42 (c)		805,000	301,875
			3,460,754
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (c)		575,000	606,079
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (c)		200,000	217,690
Machinery - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21		940,000	972,900
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)		150,000	124,125
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)		490,000	483,875
			608,000
Professional Services - 0.0%
IHS Markit Ltd. 4.75% 2/15/25 (c)		485,000	518,950
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (c)		200,000	222,000
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (c)		250,000	275,000
			497,000
Trading Companies & Distributors - 0.3%
Aircastle Ltd.:
5% 4/1/23		345,000	369,150
5.5% 2/15/22		555,000	606,338
Ashtead Capital, Inc. 5.625% 10/1/24 (c)		550,000	591,250
Avantor, Inc. 6% 10/1/24 (c)		625,000	640,625
Brenntag Finance BV 1.125% 9/27/25 (Reg. S)	EUR	900,000	1,056,211
FLY Leasing Ltd. 5.25% 10/15/24 (d)		490,000	491,838
United Rentals North America, Inc. 5.5% 5/15/27		405,000	431,831
			4,187,243
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (c)		710,000	756,860
Global Ports Finance PLC 6.872% 1/25/22 (c)		490,000	518,195
			1,275,055
TOTAL INDUSTRIALS			28,309,458
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (c)		1,300,000	1,356,680
8.625% 5/6/19 (Reg. S)		200,000	208,720
Brocade Communications Systems, Inc. 4.625% 1/15/23		350,000	358,750
CommScope Technologies Finance LLC 5% 3/15/27 (c)		665,000	666,663
			2,590,813
Electronic Equipment & Components - 0.1%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (c)		1,425,000	1,681,500
TTM Technologies, Inc. 5.625% 10/1/25 (c)		210,000	212,494
			1,893,994
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (c)		1,260,000	1,379,700
Camelot Finance SA 7.875% 10/15/24 (c)		280,000	301,700
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (c)		165,000	173,663
5.375% 3/15/27 (c)		140,000	150,150
GTT Communications, Inc. 7.875% 12/31/24 (c)		300,000	318,750
			2,323,963
IT Services - 0.1%
CDW LLC/CDW Finance Corp.:
5% 9/1/23		565,000	591,312
5% 9/1/25		335,000	351,750
Ceridian HCM Holding, Inc. 11% 3/15/21 (c)		250,000	265,313
Everi Payments, Inc. 10% 1/15/22		575,000	623,875
Gartner, Inc. 5.125% 4/1/25 (c)		305,000	321,775
			2,154,025
Semiconductors & Semiconductor Equipment - 0.9%
Entegris, Inc. 6% 4/1/22 (c)		155,000	161,975
Micron Technology, Inc.:
5.25% 8/1/23 (c)		230,000	239,890
5.25% 1/15/24 (c)		490,000	515,725
5.5% 2/1/25		422,000	449,958
7.5% 9/15/23		565,000	627,856
Microsemi Corp. 9.125% 4/15/23 (c)		123,000	140,681
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (c)		465,000	486,506
4.625% 6/15/22 (c)		900,000	963,000
4.625% 6/1/23 (c)		1,865,000	2,004,875
5.75% 3/15/23 (c)		2,415,000	2,520,656
Qorvo, Inc.:
6.75% 12/1/23		440,000	479,116
7% 12/1/25		2,856,000	3,262,980
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (c)		585,000	640,575
Versum Materials, Inc. 5.5% 9/30/24 (c)		330,000	349,800
			12,843,593
Software - 0.4%
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)		970,000	1,005,163
Greeneden U.S. Holdings II LLC 10% 11/30/24 (c)		880,000	994,400
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (c)		225,000	230,344
Open Text Corp. 5.875% 6/1/26 (c)		465,000	510,338
Parametric Technology Corp. 6% 5/15/24		190,000	204,725
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		455,000	480,218
Symantec Corp. 5% 4/15/25 (c)		530,000	554,184
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (c)		745,000	793,425
10.5% 2/1/24 (c)		1,575,000	1,687,219
			6,460,016
TOTAL INFORMATION TECHNOLOGY			28,266,404
MATERIALS - 3.2%
Chemicals - 0.9%
Braskem Finance Ltd.:
5.375% 5/2/22 (c)		550,000	584,375
5.75% 4/15/21 (c)		400,000	430,500
6.45% 2/3/24		400,000	450,800
Hexion, Inc. 10.375% 2/1/22 (c)		235,000	225,600
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (c)		390,000	445,575
Momentive Performance Materials, Inc.:
3.88% 10/24/21		5,080,000	5,135,626
4.69% 4/24/22		1,515,000	1,458,188
10% 10/15/20 (e)(f)		1,515,000	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)(f)		3,580,000	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)		770,000	779,625
5.25% 6/1/27 (c)		660,000	666,600
Nufarm Australia Ltd. 6.375% 10/15/19 (c)		210,000	214,200
OCP SA 5.625% 4/25/24 (c)		200,000	215,460
Platform Specialty Products Corp.:
6.5% 2/1/22 (c)		555,000	575,119
10.375% 5/1/21 (c)		175,000	190,750
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (c)		495,000	511,088
The Chemours Co. LLC 5.375% 5/15/27		255,000	264,563
TPC Group, Inc. 8.75% 12/15/20 (c)		765,000	742,050
Tronox Finance PLC 5.75% 10/1/25 (c)		285,000	292,125
Valvoline Finco Two LLC 5.5% 7/15/24 (c)		230,000	245,525
			13,427,769
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (c)		400,000	425,004
9.375% 10/12/22 (c)		300,000	314,250
CEMEX S.A.B. de CV 7.75% 4/16/26 (c)		265,000	304,485
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		175,000	182,000
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (c)		260,000	267,904
U.S. Concrete, Inc. 6.375% 6/1/24		300,000	323,250
Union Andina de Cementos SAA 5.875% 10/30/21 (c)		300,000	316,200
			2,133,093
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (c)		615,000	631,728
6% 6/30/21 (c)		350,000	359,625
6% 2/15/25 (c)		1,040,000	1,101,100
7.25% 5/15/24 (c)		1,100,000	1,206,557
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,421,750
7.5% 12/15/96		160,000	160,600
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)		280,000	290,675
Sealed Air Corp. 5.25% 4/1/23 (c)		270,000	290,925
			5,462,960
Metals & Mining - 1.8%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (c)		430,000	476,225
7% 9/30/26 (c)		355,000	402,038
Aleris International, Inc. 6% 6/1/20 (c)(f)		1,759	1,759
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (c)		475,000	503,975
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (c)		190,000	198,987
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (c)		615,000	590,400
Compania Minera Ares SAC 7.75% 1/23/21 (c)		800,000	839,000
EVRAZ Group SA:
5.375% 3/20/23 (c)		815,000	838,024
8.25% 1/28/21 (Reg. S)		1,000,000	1,125,000
Ferrexpo Finance PLC 10.375% 4/7/19 (c)		258,000	274,002
First Quantum Minerals Ltd.:
7% 2/15/21 (c)		745,000	766,419
7.25% 5/15/22 (c)		615,000	629,606
7.25% 4/1/23 (c)		1,555,000	1,601,650
7.5% 4/1/25 (c)		760,000	777,100
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)		405,000	410,063
5.125% 5/15/24 (c)		495,000	501,188
Freeport-McMoRan, Inc.:
3.55% 3/1/22		310,000	305,254
3.875% 3/15/23		930,000	916,050
5.4% 11/14/34		300,000	286,500
5.45% 3/15/43		1,945,000	1,817,359
6.75% 2/1/22		900,000	938,250
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (c)		370,000	380,175
GTL Trade Finance, Inc. 5.893% 4/29/24 (c)		300,000	319,560
JMC Steel Group, Inc. 9.875% 6/15/23 (c)		405,000	456,638
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (c)		350,000	392,000
Lundin Mining Corp.:
7.5% 11/1/20 (c)		210,000	218,400
7.875% 11/1/22 (c)		30,000	32,625
Metalloinvest Finance Designated Activity Co. 4.85% 5/2/24 (c)		225,000	228,488
Metinvest BV 9.3725% 12/31/21 pay-in-kind (b)		2,705,580	2,738,480
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (c)(e)(f)		1,291	0
Murray Energy Corp. 11.25% 4/15/21 (c)		795,000	474,019
Polyus Finance PLC 5.25% 2/7/23 (c)		200,000	208,980
Southern Copper Corp. 7.5% 7/27/35		380,000	492,943
Stillwater Mining Co.:
6.125% 6/27/22 (c)		1,165,000	1,183,058
7.125% 6/27/25 (c)		555,000	571,650
United States Steel Corp. 8.375% 7/1/21 (c)		1,325,000	1,464,125
Vale Overseas Ltd.:
4.375% 1/11/22		405,000	422,010
5.875% 6/10/21		200,000	219,900
6.875% 11/21/36		220,000	251,900
Vedanta Resources PLC:
6.375% 7/30/22 (c)		815,000	847,600
8.25% 6/7/21 (c)		520,000	582,400
VM Holding SA 5.375% 5/4/27 (c)		810,000	850,500
			26,534,300
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (c)		225,000	236,531
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 0% 5/1/12 (b)(e)(f)(g)		90,000	0
11.375% 12/31/2114 (e)(f)		317,581	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(e)(f)		565,000	0
			236,531
TOTAL MATERIALS			47,794,653
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,693,716
Equinix, Inc. 5.375% 5/15/27		480,000	521,400
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		680,000	697,000
5.25% 8/1/26		220,000	227,150
6.375% 2/15/22		475,000	490,343
			3,629,609
Real Estate Management & Development - 0.3%
CBRE Group, Inc. 5% 3/15/23		1,075,000	1,113,859
Grand City Properties SA:
1.375% 8/3/26 (Reg. S)	EUR	900,000	1,049,885
1.5% 4/17/25 (Reg. S)	EUR	300,000	359,566
Howard Hughes Corp. 5.375% 3/15/25 (c)		665,000	678,300
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	100,343
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (c)		300,000	337,500
Mattamy Group Corp. 6.875% 12/15/23 (c)		470,000	490,856
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (c)		785,000	805,606
			4,935,915
TOTAL REAL ESTATE			8,565,524
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 2.4%
Altice Financing SA:
6.5% 1/15/22 (c)		1,435,000	1,492,400
6.625% 2/15/23 (c)		1,080,000	1,144,800
7.5% 5/15/26 (c)		1,170,000	1,287,000
Altice Finco SA 8.125% 1/15/24 (c)		3,320,000	3,585,600
AT&T, Inc.:
2.35% 9/4/29	EUR	575,000	689,039
3.15% 9/4/36	EUR	575,000	684,719
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		295,000	306,800
Citizens Communications Co.:
7.875% 1/15/27		280,000	201,600
9% 8/15/31		220,000	171,050
GCI, Inc. 6.875% 4/15/25		560,000	602,000
GTH Finance BV:
6.25% 4/26/20 (c)		275,000	291,346
7.25% 4/26/23 (c)		1,635,000	1,854,809
Level 3 Financing, Inc.:
5.125% 5/1/23		575,000	584,703
5.375% 5/1/25		575,000	591,172
Lynx II Corp. 6.375% 4/15/23 (c)		200,000	208,750
Sable International Finance Ltd. 6.875% 8/1/22 (c)		2,630,000	2,827,250
SFR Group SA:
6% 5/15/22 (c)		5,810,000	6,071,450
6.25% 5/15/24 (c)		6,405,000	6,763,680
7.375% 5/1/26 (c)		2,405,000	2,597,400
Sprint Capital Corp.:
6.875% 11/15/28		562,000	629,440
8.75% 3/15/32		456,000	583,110
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (c)		600,000	623,892
U.S. West Communications:
6.875% 9/15/33		170,000	166,363
7.25% 9/15/25		35,000	38,728
7.25% 10/15/35		70,000	70,024
UPCB Finance IV Ltd. 5.375% 1/15/25 (c)		615,000	639,600
Virgin Media Finance PLC 4.875% 2/15/22		565,000	549,463
			35,256,188
Wireless Telecommunication Services - 2.4%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	11,000,000	574,579
Comcel Trust 6.875% 2/6/24 (c)		250,000	266,390
Digicel Group Ltd.:
6.75% 3/1/23 (c)		385,000	377,300
7.125% 4/1/22 (c)		1,775,000	1,607,866
8.25% 9/30/20 (c)		890,000	869,423
Intelsat Jackson Holdings SA:
5.5% 8/1/23		2,040,000	1,728,900
7.25% 10/15/20		3,485,000	3,354,313
7.5% 4/1/21		585,000	554,288
9.75% 7/15/25 (c)		775,000	782,750
Millicom International Cellular SA:
6% 3/15/25 (c)		1,145,000	1,225,150
6.625% 10/15/21 (c)		1,365,000	1,409,363
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (c)		400,000	430,000
Neptune Finco Corp.:
6.625% 10/15/25 (c)		835,000	914,325
10.125% 1/15/23 (c)		870,000	1,003,763
10.875% 10/15/25 (c)		943,000	1,165,784
Sprint Communications, Inc. 6% 11/15/22		1,410,000	1,509,433
Sprint Corp.:
7.125% 6/15/24		2,940,000	3,307,500
7.625% 2/15/25		1,655,000	1,898,078
7.875% 9/15/23		1,505,000	1,745,800
T-Mobile U.S.A., Inc.:
6% 4/15/24		920,000	976,350
6.375% 3/1/25		6,800,000	7,321,560
6.5% 1/15/24		2,548,000	2,714,894
Telesat Canada/Telesat LLC 8.875% 11/15/24 (c)		500,000	563,125
			36,300,934
TOTAL TELECOMMUNICATION SERVICES			71,557,122
UTILITIES - 1.7%
Electric Utilities - 0.2%
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	1,100,000	1,181,116
InterGen NV 7% 6/30/23 (c)		200,000	195,000
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		250,000	321,630
Pampa Holding SA 7.5% 1/24/27 (c)		720,000	782,518
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		95,000	93,813
			2,574,077
Gas Utilities - 0.0%
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	225,987
8% 3/1/32		335,000	455,535
			681,522
Independent Power and Renewable Electricity Producers - 1.5%
Dynegy, Inc.:
7.375% 11/1/22		1,910,000	1,988,788
7.625% 11/1/24		3,665,000	3,797,856
8% 1/15/25 (c)		1,100,000	1,138,500
8.125% 1/30/26 (c)		1,225,000	1,261,750
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (e)		2,670,672	3,812,385
12.25% 3/1/22 (b)(c)(e)		4,149,619	6,338,543
Listrindo Capital BV 4.95% 9/14/26 (c)		315,000	319,725
NextEra Energy Partners LP:
4.25% 9/15/24 (c)		415,000	423,819
4.5% 9/15/27 (c)		290,000	295,438
Pattern Energy Group, Inc. 5.875% 2/1/24 (c)		295,000	311,225
PPL Energy Supply LLC 6.5% 6/1/25		460,000	350,750
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(c)		1,680,000	1,747,200
6.625% 6/15/25 (b)(c)		418,000	445,170
			22,231,149
TOTAL UTILITIES			25,486,748

TOTAL NONCONVERTIBLE BONDS			549,590,724

TOTAL CORPORATE BONDS
(Cost $521,457,251)			549,934,161

U.S. Government and Government Agency Obligations - 18.0%
U.S. Government Agency Obligations - 0.0%
Tennessee Valley Authority:
5.25% 9/15/39		$126,000	$165,144
5.375% 4/1/56		302,000	411,061

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			576,205

U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46		1,420,499	1,441,340
U.S. Treasury Obligations - 17.6%
U.S. Treasury Bonds:
2.5% 2/15/46		3,344,000	3,108,353
2.75% 8/15/47		2,006,000	1,961,022
2.875% 8/15/45		6,384,000	6,408,688
3% 11/15/44		582,000	599,324
3% 11/15/45		100,000	102,844
3% 2/15/47		9,303,000	9,562,830
3% 5/15/47		900,000	925,418
3.625% 2/15/44		9,514,000	10,925,863
4.25% 5/15/39		3,488,000	4,360,954
4.75% 2/15/37		8,287,000	10,999,050
5.25% 2/15/29 (i)		2,206,000	2,838,502
6.125% 8/15/29		2,023,000	2,805,174
6.25% 8/15/23 (j)		2,249,000	2,772,507
7.875% 2/15/21		200,000	240,336
U.S. Treasury Notes:
0.75% 7/15/19		1,522,000	1,502,856
0.875% 6/15/19		7,301,000	7,229,986
0.875% 9/15/19		5,722,000	5,655,169
1.125% 9/30/21		11,974,000	11,655,473
1.25% 5/31/19		3,000,000	2,990,391
1.25% 6/30/19		3,000,000	2,989,102
1.375% 7/31/19		9,170,000	9,154,239
1.375% 9/30/19		3,750,000	3,741,797
1.375% 9/15/20		282,000	279,995
1.375% 8/31/23		500,000	480,918
1.5% 7/15/20		6,388,000	6,369,285
1.5% 8/15/26		2,627,000	2,458,810
1.625% 6/30/19		8,547,000	8,570,371
1.625% 7/31/20		1,500,000	1,500,469
1.625% 8/31/22		11,500,000	11,338,281
1.75% 12/31/20		2,634,000	2,638,321
1.75% 5/31/22		2,500,000	2,482,813
1.75% 6/30/22		5,948,000	5,902,925
1.875% 1/31/22		3,691,000	3,691,577
1.875% 3/31/22		18,354,000	18,341,095
1.875% 7/31/22		3,559,000	3,550,103
1.875% 8/31/24		1,100,000	1,079,934
2% 9/30/20		16,685,000	16,859,019
2% 12/31/21		13,124,000	13,200,899
2% 9/30/24		15,555,000	15,506,391
2% 8/15/25		4,088,000	4,016,300
2% 11/15/26		8,416,000	8,197,710
2.125% 6/30/21		1,500,000	1,519,160
2.125% 7/31/24		13,464,000	13,437,177
2.125% 5/15/25		2,911,000	2,891,214
2.25% 7/31/21		10,479,000	10,656,242
2.25% 2/15/27		3,800,000	3,775,359
2.25% 8/15/27		1,054,000	1,046,342
2.375% 5/15/27		2,100,000	2,107,793

TOTAL U.S. TREASURY OBLIGATIONS			264,428,381

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.5822% 12/7/20 (NCUA Guaranteed) (b)(g)		92,784	92,845
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 1.6806% 1/8/20 (NCUA Guaranteed) (b)(g)		226,024	226,694
Series 2011-R4 Class 1A, 1 month U.S. LIBOR + 0.380% 1.6072% 3/6/20 (NCUA Guaranteed) (b)(g)		3,269	3,269
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,566,718

TOTAL OTHER GOVERNMENT RELATED			3,889,526

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $269,600,268)			270,335,452

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.2%
12 month U.S. LIBOR + 1.365% 2.75% 10/1/35 (b)(g)		953	989
12 month U.S. LIBOR + 1.415% 2.915% 11/1/33 (b)(g)		716	743
12 month U.S. LIBOR + 1.495% 2.962% 1/1/35 (b)(g)		7,060	7,333
12 month U.S. LIBOR + 1.553% 3.322% 6/1/36 (b)(g)		1,412	1,459
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (b)(g)		1,509	1,585
12 month U.S. LIBOR + 1.617% 3.172% 3/1/33 (b)(g)		3,654	3,828
12 month U.S. LIBOR + 1.643% 2.815% 9/1/36 (b)(g)		1,891	1,986
12 month U.S. LIBOR + 1.645% 3.31% 6/1/47 (b)(g)		3,421	3,628
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (b)(g)		23,057	23,773
12 month U.S. LIBOR + 1.728% 3.378% 11/1/36 (b)(g)		1,834	1,934
12 month U.S. LIBOR + 1.745% 3.374% 7/1/35 (b)(g)		11,550	12,181
12 month U.S. LIBOR + 1.760% 3.336% 2/1/37 (b)(g)		18,587	19,643
12 month U.S. LIBOR + 1.800% 2.758% 1/1/42 (b)(g)		93,032	97,675
12 month U.S. LIBOR + 1.800% 3.558% 7/1/41 (b)(g)		20,868	21,729
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (b)(g)		7,159	7,587
12 month U.S. LIBOR + 1.815% 2.944% 11/1/40 (b)(g)		9,505	9,953
12 month U.S. LIBOR + 1.818% 2.688% 2/1/42 (b)(g)		140,299	147,187
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (b)(g)		16,493	17,489
12 month U.S. LIBOR + 1.818% 3.243% 7/1/41 (b)(g)		18,654	19,490
12 month U.S. LIBOR + 1.830% 3.378% 10/1/41 (b)(g)		14,351	15,236
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (b)(g)		1,244	1,319
12 month U.S. LIBOR + 1.885% 3.631% 4/1/36 (b)(g)		8,282	8,755
12 month U.S. LIBOR + 2.176% 3.778% 8/1/35 (b)(g)		13,445	14,040
6 month U.S. LIBOR + 1.550% 2.925% 9/1/33 (b)(g)		14,807	15,299
6 month U.S. LIBOR + 1.550% 2.925% 11/1/35 (b)(g)		10,944	11,325
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (b)(g)		606	633
4% 5/1/29		1,274,280	1,343,519
4.5% 11/1/25 to 6/1/41		762,047	817,588
5.5% 10/1/20 to 4/1/21		40,499	41,633
6% 1/1/34 to 6/1/36		320,361	363,977
6.5% 5/1/26 to 8/1/36		313,581	358,727

TOTAL FANNIE MAE			3,392,243

Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.325% 2.79% 1/1/36 (b)(g)		3,059	3,165
12 month U.S. LIBOR + 1.325% 2.95% 3/1/37 (b)(g)		978	1,013
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (b)(g)		5,933	6,126
12 month U.S. LIBOR + 1.665% 3.29% 7/1/36 (b)(g)		132,707	139,610
12 month U.S. LIBOR + 1.754% 3.098% 9/1/41 (b)(g)		136,896	141,758
12 month U.S. LIBOR + 1.793% 3.32% 4/1/37 (b)(g)		2,091	2,213
12 month U.S. LIBOR + 1.874% 3.432% 10/1/42 (b)(g)		86,398	90,172
12 month U.S. LIBOR + 1.877% 3.215% 4/1/41 (b)(g)		12,082	12,722
12 month U.S. LIBOR + 1.880% 3.03% 10/1/41 (b)(g)		95,830	99,244
12 month U.S. LIBOR + 1.880% 3.222% 9/1/41 (b)(g)		16,340	17,330
12 month U.S. LIBOR + 1.910% 3.282% 6/1/41 (b)(g)		16,550	17,297
12 month U.S. LIBOR + 1.910% 3.421% 5/1/41 (b)(g)		12,822	13,613
12 month U.S. LIBOR + 1.910% 3.625% 5/1/41 (b)(g)		17,367	18,185
12 month U.S. LIBOR + 1.910% 3.647% 6/1/41 (b)(g)		16,871	17,670
12 month U.S. LIBOR + 2.045% 3.81% 7/1/36 (b)(g)		3,293	3,496
6 month U.S. LIBOR + 1.445% 2.82% 3/1/35 (b)(g)		2,535	2,609
6 month U.S. LIBOR + 1.647% 3.025% 2/1/37 (b)(g)		2,271	2,365
6 month U.S. LIBOR + 1.675% 3.05% 6/1/37 (b)(g)		1,644	1,715
6 month U.S. LIBOR + 1.685% 3.063% 1/1/37 (b)(g)		12,313	12,838
6 month U.S. LIBOR + 1.720% 3.095% 8/1/37 (b)(g)		2,936	3,022
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (b)(g)		1,508	1,563
6 month U.S. LIBOR + 1.932% 3.25% 10/1/36 (b)(g)		12,875	13,410
6 month U.S. LIBOR + 1.976% 3.34% 10/1/35 (b)(g)		6,628	6,959
6 month U.S. LIBOR + 2.010% 3.385% 5/1/37 (b)(g)		21,899	22,699
6 month U.S. LIBOR + 2.010% 3.385% 5/1/37 (b)(g)		9,889	10,441
6 month U.S. LIBOR + 2.040% 3.415% 6/1/37 (b)(g)		5,600	5,808
6 month U.S. LIBOR + 2.066% 3.428% 6/1/37 (b)(g)		2,239	2,367
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (b)(g)		1,660	1,762
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.889% 6/1/33 (b)(g)		9,604	10,011
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (b)(g)		5,457	5,793
6% 1/1/24		69,101	74,060
6.5% 5/1/18 to 3/1/22		11,466	12,202

TOTAL FREDDIE MAC			773,238

Ginnie Mae - 0.1%
6% 6/15/36		253,869	295,276
4.297% 8/20/61 (b)(k)		143,337	145,594
4.646% 2/20/62 (b)(k)		143,281	147,599
4.676% 2/20/62 (b)(k)		195,695	200,424
4.688% 1/20/62 (b)(k)		914,679	936,124
5.47% 8/20/59 (k)		2,613	2,666

TOTAL GINNIE MAE			1,727,683

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,845,614)			5,893,164

Asset-Backed Securities - 0.4%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		$3,199,315	$3,185,678
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 1.4872% 5/28/30 (b)(g)		343,214	343,014
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.2062% 4/25/22 (b)(g)		123,462	123,936
Navient Student Loan Trust Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 1.5372% 7/26/66 (b)(c)(g)		823,239	823,330
Class A2, 1 month U.S. LIBOR + 0.600% 1.8372% 7/26/66 (b)(c)(g)		980,000	986,849
TOTAL ASSET-BACKED SECURITIES
(Cost $5,469,455)			5,462,807

Collateralized Mortgage Obligations - 3.4%
U.S. Government Agency - 3.4%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.1672% 6/25/36 (b)(g)		270,224	274,620
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		14,539	15,870
Series 2005-19 Class PA, 5.5% 7/25/34		64,187	66,754
Series 2005-27 Class NE, 5.5% 5/25/34		17,956	18,074
Series 2005-64 Class PX, 5.5% 6/25/35		76,183	82,016
Series 2005-68 Class CZ, 5.5% 8/25/35		337,782	377,549
Series 2010-118 Class PB, 4.5% 10/25/40		252,614	266,601
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		55,562	58,737
Series 2004-52 Class KZ, 5.5% 7/25/34		644,119	714,160
Series 2004-91 Class Z, 5% 12/25/34		237,685	259,943
Series 2005-117 Class JN, 4.5% 1/25/36		25,451	26,979
Series 2005-14 Class ZB, 5% 3/25/35		95,261	104,051
Series 2006-72 Class CY, 6% 8/25/26		43,287	46,717
Series 2009-59 Class HB, 5% 8/25/39		140,673	154,216
Series 201-75 Class AL, 3.5% 8/25/26		929,000	970,460
Series 2010-97 Class CX, 4.5% 9/25/25		550,000	587,530
Series 2011-80:
Class HE, 3.5% 8/25/26		326,000	342,795
Class KB, 3.5% 8/25/26		507,000	530,590
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		8,791	379
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		12,532	509
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		132,824	14,638
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.1572% 3/25/36 (b)(g)		170,196	174,112
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		33,301	1,907
Series 2011-67 Class AI, 4% 7/25/26 (l)		40,505	3,823
Series 2012-27 Class EZ, 4.25% 3/25/42		430,778	462,561
Series 2016-26 Class CG, 3% 5/25/46		856,646	873,970
Freddie Mac:
floater:
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 1.7344% 6/15/18 (b)(g)		61	61
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.1344% 2/15/33 (b)(g)		87,782	89,347
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 1.6344% 3/15/34 (b)(g)		111,456	111,971
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		2,010	2,153
Series 2996 Class MK, 5.5% 6/15/35		4,095	4,475
Series 3415 Class PC, 5% 12/15/37		39,451	42,775
Series 3763 Class QA, 4% 4/15/34		13,711	13,739
Series 3840 Class VA, 4.5% 9/15/27		221,994	227,661
Series 3857 Class ZP, 5% 5/15/41		175,570	206,064
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		510,505	568,815
Series 2303 Class ZV, 6% 4/15/31		4,713	5,223
Series 2877 Class ZD, 5% 10/15/34		286,682	312,690
Series 3745 Class KV, 4.5% 12/15/26		376,936	403,569
Series 3806 Class L, 3.5% 2/15/26		453,000	477,215
Series 3862 Class MB, 3.5% 5/15/26		540,000	564,817
Series 3843 Class PZ, 5% 4/15/41		154,349	178,495
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		346,432	362,255
Series 4341 Class ML, 3.5% 11/15/31		472,481	492,013
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 1.7361% 7/20/37 (b)(g)		58,794	59,120
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 1.7161% 1/20/38 (b)(g)		14,302	14,381
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.0961% 8/20/38 (b)(g)		91,796	93,188
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.1361% 9/20/38 (b)(g)		80,638	82,424
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 1.8344% 11/16/39 (b)(g)		65,649	66,185
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 1.7644% 12/16/39 (b)(g)		49,588	49,944
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.5656% 7/20/60 (b)(g)(k)		395,993	393,256
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.5306% 9/20/60 (b)(g)(k)		490,924	487,180
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.5306% 8/20/60 (b)(g)(k)		520,906	517,785
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6106% 12/20/60 (b)(g)(k)		221,319	220,130
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.7306% 12/20/60 (b)(g)(k)		298,829	298,888
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.7306% 2/20/61 (b)(g)(k)		526,277	526,343
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.7206% 2/20/61 (b)(g)(k)		742,070	741,981
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.7306% 4/20/61(b)(g)(k)		249,827	249,879
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.7306% 5/20/61 (b)(g)(k)		300,014	299,612
Class FC, 1 month U.S. LIBOR + 0.500% 1.7306% 5/20/61 (b)(g)(k)		266,378	266,198
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.7606% 6/20/61 (b)(g)(k)		343,530	343,875
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8306% 10/20/61 (b)(g)(k)		391,624	392,823
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9306% 11/20/61 (b)(g)(k)		337,484	339,280
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9306% 1/20/62 (b)(g)(k)		219,493	220,657
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8606% 1/20/62 (b)(g)(k)		324,893	325,920
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8606% 3/20/62 (b)(g)(k)		206,101	206,891
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8806% 5/20/61 (b)(g)(k)		209,852	210,283
Series 2013-H19 Class FD, 1 month U.S. LIBOR + 0.600% 1.8306% 8/20/63 (b)(g)(k)		174,392	174,891
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 1.7306% 6/20/64 (b)(g)(k)		1,566,604	1,564,535
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.5106% 5/20/63 (b)(g)(k)		734,490	734,268
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.4306% 4/20/63 (b)(g)(k)		750,472	749,707
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.6306% 12/20/62 (b)(g)(k)		752,437	752,940
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		620,000	699,239
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		89,762	10,770
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		470,000	508,029
Series 2013-H06 Class HA, 1.65% 1/20/63 (k)		244,070	242,884
Series 2013-H26 Class HA, 3.5% 9/20/63 (k)		1,078,590	1,103,254
Series 2014-H04 Class HA, 2.75% 2/20/64 (k)		2,326,070	2,355,176
Series 2014-H12 Class KA, 2.75% 5/20/64 (k)		326,927	329,333
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 1.7306% 9/20/62 (b)(g)(k)		1,075,541	1,078,186
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.8806% 11/20/65 (b)(g)(k)		260,643	261,488
Series 2004-22 Class M1, 5.5% 4/20/34		48,025	61,433
Series 2010-169 Class Z, 4.5% 12/20/40		390,597	424,363
Series 2010-H15 Class TP, 5.15% 8/20/60 (k)		721,581	745,450
Series 2010-H16 Class BA, 3.55% 7/20/60 (k)		3,860,066	3,916,529
Series 2010-H17 Class XP, 5.2956% 7/20/60 (b)(k)		836,944	865,439
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(k)		749,125	770,379
Series 2010-H22 Class LA, 3.75% 10/20/60 (k)		721,262	734,550
Series 2010-H28 Class KA, 3.75% 12/20/60 (k)		1,465,513	1,494,354
Series 2012-64 Class KI, 3.5% 11/20/36 (l)		67,124	4,840
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 7.0185% 4/20/39 (b)(m)		371,377	389,069
Class ST, 8.800% - 1 month U.S. LIBOR 7.1519% 8/20/39 (b)(m)		888,522	947,732
Series 2013-H01 Class FA, 1.65% 1/20/63 (k)		1,055,782	1,048,735
Series 2013-H07 Class JA, 1.75% 3/20/63 (k)		1,736,870	1,727,895
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)		1,122,048	1,128,552
Series 2015-H21:
Class HA, 2.5% 6/20/63 (k)		2,289,014	2,300,951
Class JA, 2.5% 6/20/65 (k)		284,920	286,506
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(k)		2,419,771	2,410,639
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (b)(g)(k)		1,286,885	1,295,112
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.58% 8/20/66 (b)(g)(k)		1,502,473	1,505,643
Series 2090-118 Class XZ, 5% 12/20/39		772,856	875,713
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $50,577,644)			50,397,706

Commercial Mortgage Securities - 0.9%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		260,000	274,907
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		1,042,000	1,090,243
Series K034 Class A1, 2.669% 2/25/23		830,063	840,685
Series K709 Class A2, 2.086% 3/25/19		1,080,000	1,083,999
Series K710 Class A2, 1.883% 5/25/19		919,000	920,032
Series K713 Class A2, 2.313% 3/25/20		280,000	282,089
Series K717 Class A2, 2.991% 9/25/21		2,612,000	2,692,964
Series 2017-K727 Class A1, 2.632% 10/25/23		1,019,000	1,035,595
Series K504 Class A2, 2.566% 9/25/20		158,000	160,172
Series K704 Class A2, 2.412% 8/25/18		368,722	369,913
Series K706 Class A2, 2.323% 10/25/18		720,234	723,530
Series K724 Class A1, 2.776% 3/25/23		959,528	979,003
Series K726 Class A1, 2.596% 8/25/23		384,057	389,217
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.5561% 2/25/20 (b)(g)		2,634,000	2,639,662
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $13,485,711)			13,482,011

Foreign Government and Government Agency Obligations - 19.9%
Arab Republic 5.875% 6/11/25 (c)		200,000	199,800
Arab Republic of Egypt:
5.875% 6/11/25		400,000	399,600
6.125% 1/31/22 (c)		1,205,000	1,247,042
7.5% 1/31/27 (c)		215,000	233,936
8.5% 1/31/47 (c)		1,100,000	1,225,574
Argentine Republic:
Badlar - Private Banks + 3.000% 22.5072% 10/9/17 (b)(g)	ARS	12,815,000	740,268
5.625% 1/26/22		765,000	803,250
6.875% 4/22/21		4,290,000	4,676,100
7.125% 6/28/2117 (c)		490,000	489,020
7.5% 4/22/26		460,000	517,040
Australian Commonwealth:
3% 3/21/47	AUD	1,450,000	1,011,416
5.5% 1/21/18	AUD	12,450,000	9,879,708
Bahrain Kingdom 6.75% 9/20/29 (c)		280,000	277,614
Barbados Government:
7% 8/4/22 (c)		300,000	276,000
7.25% 12/15/21 (c)		35,000	32,200
Belarus Republic:
6.875% 2/28/23 (c)		695,000	746,951
7.625% 6/29/27 (c)		345,000	385,063
8.95% 1/26/18		2,070,000	2,107,260
Brazilian Federative Republic:
5.625% 1/7/41		740,000	745,550
7.125% 1/20/37		1,690,000	2,006,875
8.25% 1/20/34		1,790,000	2,340,425
10% 1/1/21	BRL	1,625,000	532,278
Buenos Aires Province:
6.5% 2/15/23 (c)		490,000	516,538
9.95% 6/9/21 (c)		935,000	1,077,017
10.875% 1/26/21 (c)		325,000	373,750
10.875% 1/26/21 (Reg. S)		2,130,000	2,449,500
Buoni del Tesoro Poliennali:
2.2% 6/1/27	EUR	5,350,000	6,377,089
2.7% 3/1/47 (c)	EUR	1,600,000	1,690,446
4.5% 3/1/24	EUR	3,475,000	4,895,247
Cameroon Republic 9.5% 11/19/25 (c)		290,000	342,068
Canadian Government:
0.5% 11/1/18	CAD	11,400,000	9,046,269
1% 6/1/27	CAD	4,075,000	2,953,007
3.5% 12/1/45	CAD	2,350,000	2,260,878
City of Buenos Aires 8.95% 2/19/21 (c)		200,000	222,000
Colombian Republic:
7.375% 9/18/37		365,000	481,435
10.375% 1/28/33		670,000	1,041,013
Costa Rican Republic 7% 4/4/44 (c)		285,000	302,827
Croatia Republic:
5.5% 4/4/23 (c)		175,000	194,223
6% 1/26/24 (c)		200,000	228,398
Danish Kingdom 1.75% 11/15/25	DKK	13,600,000	2,420,147
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (c)		200,000	209,811
6.25% 10/4/20 (c)		120,000	127,832
6.25% 7/27/21 (c)		210,000	225,781
Dominican Republic:
5.95% 1/25/27 (c)		570,000	612,750
6.6% 1/28/24 (c)		200,000	224,750
6.85% 1/27/45 (c)		290,000	324,438
6.875% 1/29/26 (c)		460,000	524,612
7.45% 4/30/44 (c)		450,000	536,063
Ecuador Republic:
8.75% 6/2/23 (c)		200,000	206,750
9.65% 12/13/26 (c)		400,000	422,000
El Salvador Republic 7.375% 12/1/19 (c)		210,000	218,925
French Government:
, yield at date of purchase -0.65% to -0.613% 11/1/17 to 11/22/17	EUR	14,600,000	17,267,750
OAT 3.25% 5/25/45	EUR	600,000	943,809
0% 2/25/20	EUR	10,600,000	12,675,596
1% 5/25/27	EUR	5,500,000	6,650,246
2.25% 5/25/24	EUR	1,850,000	2,488,438
4% 4/25/18	EUR	7,850,000	9,517,935
4% 4/25/60	EUR	1,260,000	2,373,900
German Federal Republic:
0% 3/15/19	EUR	13,300,000	15,891,302
0% 10/7/22	EUR	5,150,000	6,169,030
0.25% 2/15/27	EUR	7,850,000	9,154,741
2.5% 8/15/46	EUR	1,375,000	2,116,215
Hong Kong Government SAR 1.32% 12/23/19	HKD	2,700,000	348,448
Indonesian Republic:
7.75% 1/17/38 (c)		720,000	1,023,322
8.375% 3/15/24	IDR	12,813,000,000	1,052,298
8.5% 10/12/35 (Reg. S)		800,000	1,186,551
Irish Republic:
1% 5/15/26(Reg. S)	EUR	1,800,000	2,172,762
2% 2/18/45 (Reg.S)	EUR	450,749	546,155
Islamic Republic of Pakistan:
6.75% 12/3/19 (c)		200,000	209,282
7.25% 4/15/19 (c)		910,000	951,623
8.25% 4/15/24 (c)		200,000	227,040
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		4,140,000	4,907,544
5.5% 12/4/23		1,628,000	1,929,016
Japan Government:
0.1% 12/20/20	JPY	1,031,700,000	9,227,400
0.1% 6/20/26	JPY	225,000,000	2,013,093
0.1% 9/20/27	JPY	500,000,000	4,458,298
0.4% 6/20/18	JPY	709,350,000	6,328,203
0.4% 3/20/56	JPY	400,000,000	2,842,604
0.9% 3/20/22	JPY	100,000,000	927,589
0.9% 6/20/22	JPY	924,050,000	8,587,321
1.9% 9/20/30	JPY	541,300,000	5,847,868
Jordanian Kingdom 3% 6/30/25		1,179,000	1,237,196
Kingdom of Norway 3.75% 5/25/21	NOK	7,200,000	995,771
Lebanese Republic:
4% 12/31/17		395,500	394,590
5% 10/12/17		430,000	429,970
5.15% 6/12/18		1,100,000	1,103,456
5.15% 11/12/18		460,000	461,766
5.45% 11/28/19		650,000	651,820
6% 5/20/19		850,000	860,625
6.375% 3/9/20		150,000	152,981
Mongolian People's Republic 8.75% 3/9/24 (c)		685,000	768,217
New Zealand Government 6% 5/15/21	NZD	1,000,000	815,653
Panamanian Republic 9.375% 4/1/29		140,000	210,700
Peruvian Republic:
4% 3/7/27 (f)(n)		570,000	562,967
6.35% 8/12/28 (c)	PEN	1,755,000	581,605
8.2% 8/12/26 (Reg. S)	PEN	1,335,000	505,238
Province of Santa Fe 7% 3/23/23 (c)		990,000	1,053,429
Provincia de Cordoba:
7.125% 6/10/21 (c)		1,505,000	1,615,061
7.45% 9/1/24 (c)		695,000	754,624
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	257,760
Republic of Armenia:
6% 9/30/20 (c)		770,000	813,120
7.15% 3/26/25 (c)		400,000	447,248
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		2,000,000	1,868,688
6.752% 3/9/23 (c)		450,000	446,852
Republic of Nigeria 6.75% 1/28/21 (c)		90,000	95,631
Republic of Serbia:
6.75% 11/1/24 (c)		433,441	440,839
7.25% 9/28/21 (c)		255,000	294,398
Republic of Singapore 3.25% 9/1/20	SGD	5,350,000	4,142,508
Russian Federation:
5.25% 6/23/47 (c)		800,000	817,322
5.625% 4/4/42 (c)		400,000	444,104
5.875% 9/16/43 (c)		280,000	319,764
12.75% 6/24/28 (Reg. S)		1,995,000	3,507,593
Rwanda Rep 6.625% 5/2/23 (c)		400,000	417,032
Spanish Kingdom:
2.75% 10/31/24 (Reg. S)	EUR	1,500,000	1,994,368
2.9% 10/31/46(Reg. S) (c)	EUR	1,450,000	1,730,750
State of Qatar 9.75% 6/15/30 (c)		140,000	221,375
Sweden Kingdom 4.25% 3/12/19	SEK	25,700,000	3,381,745
Switzerland Confederation 3% 1/8/18	CHF	4,850,000	5,057,904
Turkish Republic:
5.125% 3/25/22		585,000	612,541
5.625% 3/30/21		515,000	547,605
6% 3/25/27		350,000	375,704
6.25% 9/26/22		1,425,000	1,562,983
6.75% 5/30/40		220,000	244,379
6.875% 3/17/36		480,000	541,560
7% 6/5/20		230,000	251,137
7.25% 3/5/38		370,000	434,720
7.375% 2/5/25		540,000	627,237
8% 2/14/34		250,000	311,075
9.4% 7/8/20	TRY	1,955,000	525,108
11.875% 1/15/30		530,000	842,827
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21(c)		265,000	274,430
Ukraine Government:
1.471% 9/29/21		1,600,000	1,567,040
7.75% 9/1/21 (c)		3,908,000	4,147,795
7.75% 9/1/22 (c)		3,651,000	3,871,447
7.75% 9/1/23 (c)		185,000	194,226
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	9,650,000	13,019,629
1.25% 7/22/27	GBP	3,950,000	5,221,121
1.75% 7/22/19 (Reg.S)	GBP	2,450,000	3,359,494
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	2,500,000	4,180,050
United Mexican States 6.5% 6/10/21	MXN	8,765,000	478,340
Uruguay Republic 7.875% 1/15/33 pay-in-kind		215,000	302,612
Venezuelan Republic:
oil recovery warrants 4/15/20 (f)(o)		10,236	40,944
9.25% 9/15/27		1,550,000	612,250
11.95% 8/5/31 (Reg. S)		735,000	295,838
12.75% 8/23/22		325,000	150,053
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.25% 3/13/28 (b)(f)(g)		75,000	66,815
4% 3/12/28 (f)(n)		2,066,667	2,053,502
4.8% 11/19/24 (c)		200,000	213,671
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $291,532,496)			298,194,716

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $542,288)	INR	34,800,000	537,076
		Shares	Value

Common Stocks - 4.3%
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
Chassix Holdings, Inc. (f)(p)		33,750	1,190,025
Chassix Holdings, Inc. warrants 7/29/20 (f)(p)		1,921	20,862
Delphi Automotive PLC		9,500	934,800
Exide Technologies (f)(p)		2,115	0
Exide Technologies (f)(p)		7,052	4,231
Lear Corp.		6,800	1,176,944
Tenneco, Inc.		14,900	903,983
			4,230,845
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (p)(q)		2,218	956
Hotels, Restaurants & Leisure - 0.3%
Boyd Gaming Corp.		27,300	711,165
Extended Stay America, Inc. unit		86,800	1,736,000
Melco Crown Entertainment Ltd. sponsored ADR		31,900	769,428
MGM Mirage, Inc.		18,400	599,656
			3,816,249
Household Durables - 0.1%
CalAtlantic Group, Inc.		19,740	723,076
Newell Brands, Inc.		10,516	448,718
Toll Brothers, Inc.		15,700	651,079
			1,822,873
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.		5,000	719,700
Media - 0.3%
Liberty Global PLC Class A (p)		48,300	1,637,853
Naspers Ltd. Class N		9,500	2,048,934
Sinclair Broadcast Group, Inc. Class A		40,300	1,291,615
			4,978,402

TOTAL CONSUMER DISCRETIONARY			15,569,025

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
JBS SA		281,400	755,222
Reddy Ice Holdings, Inc. (p)		5,683	2,614
			757,836
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd.		6,562	111,554
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc.:
Class A		4,142	96,302
Class B		887	20,623
Crestwood Equity Partners LP		7,975	194,590
Goodrich Petroleum Corp.		4,211	40,889
Pacific Exploration and Production Corp.		24,876	868,243
VNR Finance Corp.		4,044	80,880
VNR Finance Corp. (c)		19,701	354,618
			1,656,145

TOTAL ENERGY			1,767,699

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (f)(p)		314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc. (p)		27,700	780,863

TOTAL FINANCIALS			780,866

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
HCA Holdings, Inc. (p)		12,800	1,018,752
Rotech Healthcare, Inc. (f)(p)		6,069	6,797
			1,025,549
Pharmaceuticals - 0.1%
Allergan PLC		5,100	1,045,245
Jazz Pharmaceuticals PLC (p)		4,700	687,375
			1,732,620

TOTAL HEALTH CARE			2,758,169

INDUSTRIALS - 0.5%
Airlines - 0.2%
Air Canada (p)		106,500	2,239,679
Delta Air Lines, Inc.		10,800	520,776
			2,760,455
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		3,285	1,584
WP Rocket Holdings, Inc. (f)(p)(q)		894,972	8,950
			10,534
Marine - 0.0%
U.S. Shipping Partners Corp. (f)(p)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (f)(p)		6,028	0
			0
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (p)		14,800	756,428
Air Lease Corp. Class A		15,600	664,872
HD Supply Holdings, Inc. (p)		37,300	1,345,411
Penhall Acquisition Co.:
Class A (f)(p)		321	25,112
Class B (f)(p)		107	8,371
United Rentals, Inc. (p)		14,763	2,048,219
			4,848,413
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (f)(q)		16,755	77,073

TOTAL INDUSTRIALS			7,696,475

INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.1%
CDW Corp.		13,500	891,000
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (p)		22,300	3,851,433
Alphabet, Inc. Class A (p)		2,600	2,531,672
Facebook, Inc. Class A (p)		17,300	2,956,051
			9,339,156
IT Services - 0.4%
First Data Corp. Class A (p)		56,300	1,015,652
Global Payments, Inc.		9,100	864,773
MasterCard, Inc. Class A		8,900	1,256,680
PayPal Holdings, Inc. (p)		19,200	1,229,376
Visa, Inc. Class A		9,200	968,208
			5,334,689
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Ltd.		8,500	2,061,590
Cypress Semiconductor Corp.		309	4,641
MagnaChip Semiconductor Corp. (p)		2,669	30,293
Micron Technology, Inc. (p)		18,000	707,940
Microsemi Corp. (p)		24,400	1,256,112
ON Semiconductor Corp. (p)		65,900	1,217,173
Qorvo, Inc. (p)		9,095	642,835
Semtech Corp. (p)		10,900	409,295
Skyworks Solutions, Inc.		23,700	2,415,030
			8,744,909
Software - 0.2%
Adobe Systems, Inc. (p)		7,700	1,148,686
Electronic Arts, Inc. (p)		10,000	1,180,600
Nuance Communications, Inc. (p)		45,500	715,260
			3,044,546
Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp.		6,200	535,680

TOTAL INFORMATION TECHNOLOGY			27,889,980

MATERIALS - 0.2%
Chemicals - 0.2%
DowDuPont, Inc.		11,000	761,530
LyondellBasell Industries NV Class A		17,800	1,763,090
			2,524,620
Metals & Mining - 0.0%
Aleris Corp. (f)(p)		2,037	14,259
Freeport-McMoRan, Inc. (p)		50,800	713,232
			727,491

TOTAL MATERIALS			3,252,111

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Altice U.S.A., Inc. Class A		23,000	628,130
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (p)		34,700	2,139,602

TOTAL TELECOMMUNICATION SERVICES			2,767,732

UTILITIES - 0.1%
Electric Utilities - 0.0%
Portland General Electric Co.		140	6,390
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.		74,500	820,990

TOTAL UTILITIES			827,380

TOTAL COMMON STOCKS
(Cost $52,786,454)			64,067,273

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (f)(p)		2,286	21,260
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		1,225	898,078

TOTAL CONVERTIBLE PREFERRED STOCKS			919,338

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (f)(q)		7,446,900	74,469
TOTAL PREFERRED STOCKS
(Cost $1,506,847)			993,807
		Principal Amount(a)	Value

Bank Loan Obligations - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19 (f)		164,216	163,805
Diversified Consumer Services - 0.1%
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 8/13/22 (b)(g)		646,866	644,039
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5828% 8/22/25 (b)(g)		305,000	303,475
			947,514

TOTAL CONSUMER DISCRETIONARY			1,111,319

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)(f)		63,484	63,961
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 2/21/21 (b)(g)		1,375,570	1,002,447
			1,066,408
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.25% 11/26/18 (b)(g)		320,147	320,947
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5222% 6/22/24 (b)(g)		458,850	461,860
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6094% 12/31/21 (b)(g)		3,615,000	3,848,168
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.8144% 8/23/21 (b)(g)		785,000	845,100
Vanguard Natural Gas LLC Tranche B, term loan 3 month U.S. LIBOR + 7.500% 8.74% 5/1/21 (b)(g)		49,523	48,573
			5,524,648

TOTAL ENERGY			6,591,056

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Sears Roebuck Acceptance Corp. Tranche B, term loan 3 month U.S. LIBOR + 7.500% 8.7317% 7/20/20 (b)(g)		464,231	467,328
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 9/20/24 (g)(r)		150,000	151,547

TOTAL FINANCIALS			618,875

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Optiv Security, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5625% 2/1/25 (b)(g)		20,000	18,250
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.33% 9/21/24 (b)(g)		155,000	156,938

TOTAL INDUSTRIALS			175,188

INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.0%
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.8328% 9/26/24 (b)(g)		245,000	246,103
3 month U.S. LIBOR + 8.500% 9/26/25 (g)(r)		670,000	670,000
			916,103
Software - 0.2%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5669% 6/13/25 (b)(g)		65,000	66,045
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8169% 6/13/24 (b)(g)		290,000	291,192
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 7.000% 8.3239% 9/18/25 (b)(g)		60,000	61,800
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.750% 9/19/24 (g)(r)		200,000	202,000
3 month U.S. LIBOR + 8.000% 9/19/25 (g)(r)		250,000	251,980
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 9.5606% 11/1/24 (b)(g)		1,090,000	1,123,670
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.49% 1/20/24 (b)(g)		169,197	164,685
3 month U.S. LIBOR + 9.000% 10.24% 1/20/25 (b)(g)		535,000	522,631
			2,684,003

TOTAL INFORMATION TECHNOLOGY			3,600,106

MATERIALS - 0.1%
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.500% 0% 8/16/19 (e)(g)		267,300	129,641
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5828% 4/16/20 (b)(g)		1,242,787	1,136,641
			1,266,282
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 6/30/18 (b)(g)		1,845,000	1,853,764
TOTAL BANK LOAN OBLIGATIONS
(Cost $15,014,761)			15,216,590
		Shares	Value

Fixed-Income Funds - 5.9%
Fidelity Floating Rate Central Fund (s)
(Cost $90,446,765)		865,583	89,293,542
		Principal Amount(a)	Value

Preferred Securities - 2.9%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (h)		1,585,000	1,632,991
FINANCIALS - 2.7%
Banks - 2.5%
Alfa Bond Issuance PLC 8% (Reg. S) (b)(h)		675,000	711,130
Banco Do Brasil SA 9% (b)(c)(h)		745,000	819,366
Banco Mercantil del Norte SA 7.625% (b)(c)(h)		575,000	637,690
Bank of America Corp.:
5.125% (b)(h)		1,345,000	1,393,585
5.2% (b)(h)		3,067,000	3,219,839
6.25% (b)(h)		1,410,000	1,560,854
Barclays Bank PLC 7.625% 11/21/22		895,000	1,052,795
CBOM Finance PLC 8.875% (b)(c)(h)		630,000	530,067
Citigroup, Inc.:
5.8% (b)(h)		1,130,000	1,191,481
5.9% (b)(h)		1,455,000	1,578,726
5.95% (b)(h)		2,675,000	2,906,217
6.25% (b)(h)		920,000	1,042,344
6.3% (b)(h)		270,000	299,375
JPMorgan Chase & Co.:
5% (b)(h)		1,615,000	1,662,643
5.3% (b)(h)		865,000	920,823
6% (b)(h)		6,524,000	7,159,735
6.125% (b)(h)		850,000	957,969
6.75% (b)(h)		400,000	462,000
Royal Bank of Scotland Group PLC 8.625% (b)(h)		2,190,000	2,428,681
Wells Fargo & Co.:
5.875% (b)(h)		2,600,000	2,938,874
5.9% (b)(h)		3,065,000	3,390,380
			36,864,574
Capital Markets - 0.2%
Goldman Sachs Group, Inc.:
5.375% (b)(h)		1,665,000	1,760,126
5.7% (b)(h)		1,701,000	1,794,222
			3,554,348
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (c)(h)		435,000	442,232

TOTAL FINANCIALS			40,861,154

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (c)(h)		2,560,000	968,967
7.5% (Reg. S) (h)		100,000	37,850
			1,006,817
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (h)		720,000	559,467
TOTAL PREFERRED SECURITIES
(Cost $42,525,019)			44,060,429
		Shares	Value

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 1.09%(t)
(Cost $101,189,089)		101,175,887	101,196,122

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 1.960% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2024	11/30/17	4,000,000	$62,674
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 1.960% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2024	11/30/17	4,000,000	6,714
TOTAL PURCHASED SWAPTIONS
(Cost $64,000)			69,388
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,462,043,662)			1,509,134,244
NET OTHER ASSETS (LIABILITIES) - (0.5)%			(7,197,036)
NET ASSETS - 100%			$1,501,937,208

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	8	Dec. 2017	$1,002,500	$(10,642)	$(10,642)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	60	Dec. 2017	12,942,188	(36,680)	(36,680)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	18	Dec. 2017	2,972,250	(54,175)	(54,175)
TOTAL FUTURES CONTRACTS					$(101,497)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
2%	Semi - annual	3-month LIBOR(3)	Quarterly	CME	Dec. 2019	$4,500,000	$(9,191)	$0	$(9,191)

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate

Currency Abbreviations

ARS – Argentine peso

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $335,582,699 or 22.3% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Level 3 instrument

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $39,888.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $125,743.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (o) Quantity represents share amount.

 (p) Non-income producing

 (q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $161,448 or 0.0% of net assets.

 (r) The coupon rate will be determined upon settlement of the loan after period end.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$4,281
Tricer Holdco SCA	12/19/16	$411,036
Tricer Holdco SCA	12/19/16	$265,530
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$466,147

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$464,409
Fidelity Floating Rate Central Fund	3,235,925
Fidelity Securities Lending Cash Central Fund	199
Total	$3,700,533

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$92,457,585	$11,348,159	$14,248,870	$948,876	$(1,212,208)	$89,293,542	5.5%
Total	$92,457,585	$11,348,159	$14,248,870	$948,876	$(1,212,208)	$89,293,542

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$15,569,025	$14,352,951	$956	$1,215,118
Consumer Staples	779,096	757,836	--	21,260
Energy	1,767,699	1,413,081	354,618	--
Financials	780,866	780,863	--	3
Health Care	3,656,247	2,751,372	898,078	6,797
Industrials	7,770,944	7,576,969	--	193,975
Information Technology	27,889,980	27,889,980	--	--
Materials	3,252,111	3,237,852	--	14,259
Telecommunication Services	2,767,732	2,767,732	--	--
Utilities	827,380	827,380	--	--
Corporate Bonds	549,934,161	--	549,931,019	3,142
U.S. Government and Government Agency Obligations	270,335,452	--	270,335,452	--
U.S. Government Agency - Mortgage Securities	5,893,164	--	5,893,164	--
Asset-Backed Securities	5,462,807	--	5,462,807	--
Collateralized Mortgage Obligations	50,397,706	--	50,397,706	--
Commercial Mortgage Securities	13,482,011	--	13,482,011	--
Foreign Government and Government Agency Obligations	298,194,716	--	295,470,488	2,724,228
Supranational Obligations	537,076	--	537,076	--
Bank Loan Obligations	15,216,590	--	14,988,824	227,766
Fixed-Income Funds	89,293,542	89,293,542	--	--
Preferred Securities	44,060,429	--	44,060,429	--
Money Market Funds	101,196,122	101,196,122	--	--
Purchased Swaptions	69,388	--	69,388	--
Total Investments in Securities:	$1,509,134,244	$252,845,680	$1,251,882,016	$4,406,548
Derivative Instruments:
Liabilities
Futures Contracts	$(101,497)	$(101,497)	$--	$--
Swaps	(9,191)	--	(9,191)	--
Total Liabilities	$(110,688)	$(101,497)	$(9,191)	$--
Total Derivative Instruments:	$(110,688)	$(101,497)	$(9,191)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

September 30, 2017

VIPAM-QTLY-1117
1.808793.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 40.7%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (a)	609,252	$6,281,384
Fidelity Floating Rate Central Fund (a)	114,430	11,804,643
Fidelity High Income Central Fund 1 (a)	231,073	23,271,407
Fidelity Inflation-Protected Bond Index Central Fund (a)	413,813	42,291,734
Fidelity International Credit Central Fund (a)	68,371	6,885,674
Fidelity VIP Investment Grade Central Fund (a)	3,528,374	372,137,572
iShares 20+ Year Treasury Bond ETF	120,554	15,040,319
TOTAL FIXED-INCOME FUNDS
(Cost $462,079,581)		477,712,733

Money Market Funds - 9.6%
Fidelity Cash Central Fund, 1.09% (b)	49,578,371	49,588,287
Fidelity Money Market Central Fund, 1.41% (b)	62,696,720	62,702,989
TOTAL MONEY MARKET FUNDS
(Cost $112,278,822)		112,291,276

Equity Funds - 49.7%
Domestic Equity Funds - 32.7%
Fidelity Commodity Strategy Central Fund (a)	3,636,869	23,530,540
Fidelity Consumer Discretionary Central Fund (a)	126,126	35,788,146
Fidelity Consumer Staples Central Fund (a)	108,526	25,293,129
Fidelity Energy Central Fund (a)	166,123	19,642,333
Fidelity Financials Central Fund (a)	662,468	70,301,075
Fidelity Health Care Central Fund (a)	125,664	50,284,273
Fidelity Industrials Central Fund (a)	125,612	36,134,868
Fidelity Information Technology Central Fund (a)	189,997	86,416,312
Fidelity Materials Central Fund (a)	45,206	11,772,212
Fidelity Real Estate Equity Central Fund (a)	48,991	5,527,605
Fidelity Telecom Services Central Fund (a)	41,616	8,281,988
Fidelity Utilities Central Fund (a)	62,129	11,508,080

TOTAL DOMESTIC EQUITY FUNDS		384,480,561

International Equity Funds - 17.0%
Fidelity Emerging Markets Equity Central Fund (a)	132,116	32,537,521
Fidelity International Equity Central Fund (a)	1,556,136	136,099,674
iShares Core MSCI Emerging Markets ETF	185,533	10,022,493
iShares MSCI EAFE Index ETF	133,401	9,135,300
iShares MSCI Japan ETF	214,903	11,972,246

TOTAL INTERNATIONAL EQUITY FUNDS		199,767,234

TOTAL EQUITY FUNDS
(Cost $486,421,599)		584,247,795
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,060,780,002)		1,174,251,804
NET OTHER ASSETS (LIABILITIES) - 0.0%		(151,582)
NET ASSETS - 100%		$1,174,100,222

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	328,641
Fidelity Commodity Strategy Central Fund	87,128
Fidelity Consumer Discretionary Central Fund	258,854
Fidelity Consumer Staples Central Fund	511,718
Fidelity Emerging Markets Debt Central Fund	294,445
Fidelity Emerging Markets Equity Central Fund	397,974
Fidelity Energy Central Fund	344,336
Fidelity Financials Central Fund	725,182
Fidelity Floating Rate Central Fund	449,003
Fidelity Health Care Central Fund	298,204
Fidelity High Income Central Fund 1	1,220,493
Fidelity Industrials Central Fund	332,170
Fidelity Inflation-Protected Bond Index Central Fund	57,663
Fidelity Information Technology Central Fund	428,818
Fidelity International Credit Central Fund	5,067
Fidelity International Equity Central Fund	2,601,739
Fidelity Materials Central Fund	131,943
Fidelity Money Market Central Fund	484,255
Fidelity Real Estate Equity Central Fund	73,553
Fidelity Telecom Services Central Fund	155,170
Fidelity Utilities Central Fund	189,583
Fidelity VIP Investment Grade Central Fund	8,019,578
Total	$17,395,517

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$14,301,637	$15,139,965	$5,429,597	$(313,919)	$(167,546)	$23,530,540	3.4%
Fidelity Consumer Discretionary Central Fund	45,453,380	541,002	15,008,338	1,204,709	3,597,393	35,788,146	2.3%
Fidelity Consumer Staples Central Fund	32,043,736	708,749	9,611,133	698,253	1,453,524	25,293,129	2.1%
Fidelity Emerging Markets Debt Central Fund	6,124,996	337,397	488,806	(589)	308,386	6,281,384	4.9%
Fidelity Emerging Markets Equity Central Fund	19,284,313	9,906,070	3,283,192	102,366	6,527,964	32,537,521	4.3%
Fidelity Energy Central Fund	28,888,419	936,460	7,046,444	60,089	(3,196,191)	19,642,333	2.1%
Fidelity Financials Central Fund	82,546,583	1,295,976	20,891,013	1,482,043	5,867,486	70,301,075	2.3%
Fidelity Floating Rate Central Fund	12,285,711	534,886	977,609	54,132	(92,477)	11,804,643	0.7%
Fidelity Health Care Central Fund	50,831,429	1,874,571	13,373,540	574,723	10,377,090	50,284,273	2.2%
Fidelity High Income Central Fund 1	32,013,869	1,414,082	10,938,607	2,233,320	(1,451,257)	23,271,407	4.6%
Fidelity Industrials Central Fund	41,070,736	1,191,760	9,904,732	436,719	3,340,385	36,134,868	2.2%
Fidelity Inflation-Protected Bond Index Central Fund	44,744,350	2,820,563	5,802,953	12,717	517,057	42,291,734	4.4%
Fidelity Information Technology Central Fund	86,390,878	1,038,677	32,102,254	5,532,974	25,556,037	86,416,312	2.2%
Fidelity International Credit Central Fund	--	7,019,664	183,091	519	48,582	6,885,674	6.7%
Fidelity International Equity Central Fund	101,150,360	25,026,709	11,543,500	349,839	21,116,266	136,099,674	4.4%
Fidelity Materials Central Fund	12,312,600	332,929	2,781,380	232,758	1,675,305	11,772,212	2.5%
Fidelity Real Estate Equity Central Fund	8,276,715	121,206	3,089,524	274,438	(55,230)	5,527,605	4.3%
Fidelity Telecom Services Central Fund	11,006,724	217,671	2,910,778	172,907	(204,536)	8,281,988	2.2%
Fidelity Utilities Central Fund	12,338,358	439,485	2,872,795	162,943	1,440,089	11,508,080	2.3%
Fidelity VIP Investment Grade Central Fund	370,197,532	36,854,327	39,601,596	98,657	4,588,652	372,137,572	6.9%
Total	$1,011,262,326	$107,752,149	$197,840,882	$13,369,598	$81,246,979	$1,015,790,170

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income I Portfolio

September 30, 2017

VIPFLI-I-QTLY-1117
1.822343.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	9,545	$352,303
VIP Equity-Income Portfolio Investor Class (a)	16,083	372,796
VIP Growth & Income Portfolio Investor Class (a)	19,633	426,042
VIP Growth Portfolio Investor Class (a)	5,110	362,817
VIP Mid Cap Portfolio Investor Class (a)	2,805	103,433
VIP Value Portfolio Investor Class (a)	16,683	270,259
VIP Value Strategies Portfolio Investor Class (a)	9,236	131,884
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,491,752)		2,019,534

International Equity Funds - 5.5%
VIP Emerging Markets Portfolio Investor Class (a)	13,643	154,034
VIP Overseas Portfolio Investor Class (a)	27,074	604,026
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $602,470)		758,060

Bond Funds - 64.8%
VIP High Income Portfolio Investor Class (a)	120,608	685,056
VIP Investment Grade Bond Portfolio Investor Class (a)	632,210	8,187,124
TOTAL BOND FUNDS
(Cost $8,723,036)		8,872,180

Short-Term Funds - 14.9%
VIP Government Money Market Portfolio Investor Class 0.81%(a)(b)
(Cost $2,039,518)	2,039,518	2,039,518
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,856,776)		13,689,292
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$13,689,293

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Investor Class	$399,233	$16,733	$106,011	$815	$9,220	$33,128	$352,303
VIP Emerging Markets Portfolio Investor Class	167,232	554	63,876	279	11,656	38,468	154,034
VIP Equity-Income Portfolio Investor Class	423,425	7,830	81,483	518	(7,778)	30,802	372,796
VIP Government Money Market Portfolio Investor Class 0.81%	2,113,593	130,271	204,346	8,933	--	--	2,039,518
VIP Growth & Income Portfolio Investor Class	483,127	9,930	101,915	429	21,761	13,139	426,042
VIP Growth Portfolio Investor Class	400,697	27,627	137,242	484	53,294	18,441	362,817
VIP High Income Portfolio Investor Class	719,740	5,250	80,905	3,988	(10,843)	51,814	685,056
VIP Investment Grade Bond Portfolio Investor Class	8,218,190	545,565	811,628	31,013	(3,685)	238,682	8,187,124
VIP Mid Cap Portfolio Investor Class	115,197	4,997	26,036	162	1,349	7,926	103,433
VIP Overseas Portfolio Investor Class	674,479	1,091	220,360	--	(5,218)	154,034	604,026
VIP Value Portfolio Investor Class	312,052	1,499	71,686	609	10,183	18,211	270,259
VIP Value Strategies Portfolio Investor Class	151,076	31,446	37,901	382	1,308	(14,045)	131,884
Total	$14,178,041	$782,793	$1,943,389	$47,612	$81,247	$590,600	$13,689,292

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2050 Portfolio

September 30, 2017

VF-2050-QTLY-1117
1.903287.108

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	56,955	$2,114,164
VIP Equity-Income Portfolio Initial Class (a)	95,996	2,237,666
VIP Growth & Income Portfolio Initial Class (a)	117,344	2,558,098
VIP Growth Portfolio Initial Class (a)	30,553	2,179,351
VIP Mid Cap Portfolio Initial Class (a)	16,737	620,946
VIP Value Portfolio Initial Class (a)	99,994	1,623,909
VIP Value Strategies Portfolio Initial Class (a)	55,012	791,066
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,414,929)		12,125,200

International Equity Funds - 31.1%
VIP Emerging Markets Portfolio Initial Class (a)	165,959	1,881,976
VIP Overseas Portfolio Initial Class (a)	195,711	4,381,968
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,056,187)		6,263,944

Bond Funds - 6.1%
VIP High Income Portfolio Initial Class (a)	68,168	389,241
VIP Investment Grade Bond Portfolio Initial Class (a)	63,688	828,576
TOTAL BOND FUNDS
(Cost $1,182,753)		1,217,817

Short-Term Funds - 2.5%
VIP Government Money Market Portfolio Initial Class 0.83% (a)(b)
(Cost $512,236)	512,236	512,236
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $17,166,105)		20,119,197
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,274)
NET ASSETS - 100%		$20,116,923

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,955,701	$538,078	$611,209	$4,294	$6,240	$225,354	$2,114,164
VIP Emerging Markets Portfolio Initial Class	1,726,669	420,572	853,234	3,133	64,983	522,986	1,881,976
VIP Equity-Income Portfolio Initial Class	2,073,929	643,553	608,006	2,770	1,677	126,513	2,237,666
VIP Government Money Market Portfolio Initial Class 0.83%	141,074	492,649	121,487	2,026	--	--	512,236
VIP Growth & Income Portfolio Initial Class	2,366,147	699,666	702,797	2,376	2,429	192,653	2,558,098
VIP Growth Portfolio Initial Class	1,963,657	597,034	775,870	2,680	20,444	374,086	2,179,351
VIP High Income Portfolio Initial Class	683,379	114,891	438,734	3,855	(16,488)	46,193	389,241
VIP Investment Grade Bond Portfolio Initial Class	357,768	585,972	128,849	1,404	(151)	13,836	828,576
VIP Mid Cap Portfolio Initial Class	564,488	182,266	178,394	840	67	52,519	620,946
VIP Overseas Portfolio Initial Class	3,748,920	897,996	1,205,385	852	36,560	903,877	4,381,968
VIP Value Portfolio Initial Class	1,528,757	411,949	470,293	3,253	5,759	147,737	1,623,909
VIP Value Strategies Portfolio Initial Class	739,912	348,410	240,693	1,996	(6,030)	(50,533)	791,066
Total	$17,850,401	$5,933,036	$6,334,951	$29,479	$115,490	$2,555,221	$20,119,197

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2030 Portfolio

September 30, 2017

VIPF2030-QTLY-1117
1.822347.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	742,700	$27,569,013
VIP Equity-Income Portfolio Initial Class (a)	1,251,448	29,171,244
VIP Growth & Income Portfolio Initial Class (a)	1,529,927	33,352,398
VIP Growth Portfolio Initial Class (a)	398,159	28,400,658
VIP Mid Cap Portfolio Initial Class (a)	218,330	8,100,032
VIP Value Portfolio Initial Class (a)	1,303,184	21,163,712
VIP Value Strategies Portfolio Initial Class (a)	717,705	10,320,604
TOTAL DOMESTIC EQUITY FUNDS
(Cost $111,674,948)		158,077,661

International Equity Funds - 27.2%
VIP Emerging Markets Portfolio Initial Class (a)	2,228,385	25,269,882
VIP Overseas Portfolio Initial Class (a)	2,588,275	57,951,476
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $62,225,482)		83,221,358

Bond Funds - 18.7%
VIP High Income Portfolio Initial Class (a)	1,044,333	5,963,144
VIP Investment Grade Bond Portfolio Initial Class (a)	3,951,986	51,415,344
TOTAL BOND FUNDS
(Cost $56,244,855)		57,378,488

Short-Term Funds - 2.5%
VIP Government Money Market Portfolio Initial Class 0.83% (a)(b)
(Cost $7,819,461)	7,819,461	7,819,461
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $237,964,746)		306,496,968
NET OTHER ASSETS (LIABILITIES) - 0.0%		(29,047)
NET ASSETS - 100%		$306,467,921

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Initial Class	$25,204,207	$4,317,986	$4,974,839	$54,492	$96,335	$2,925,324	$27,569,013
VIP Emerging Markets Portfolio Initial Class	23,398,414	3,250,227	9,437,591	41,819	816,671	7,242,161	25,269,882
VIP Equity-Income Portfolio Initial Class	26,731,774	4,535,610	3,776,340	35,159	21,799	1,658,401	29,171,244
VIP Government Money Market Portfolio Initial Class 0.83%	2,064,694	6,435,760	680,993	30,587	--	--	7,819,461
VIP Growth & Income Portfolio Initial Class	30,497,948	4,902,565	4,599,786	30,162	32,843	2,518,828	33,352,398
VIP Growth Portfolio Initial Class	25,300,570	5,083,539	7,119,811	33,998	534,191	4,602,169	28,400,658
VIP High Income Portfolio Initial Class	10,002,566	1,014,501	5,496,918	55,570	(175,782)	618,777	5,963,144
VIP Investment Grade Bond Portfolio Initial Class	32,920,874	22,048,223	4,758,785	127,141	(70,665)	1,275,697	51,415,344
VIP Mid Cap Portfolio Initial Class	7,274,102	1,296,878	1,164,439	10,664	12,393	681,098	8,100,032
VIP Overseas Portfolio Initial Class	48,363,345	6,485,085	9,128,565	10,823	3,602	12,228,009	57,951,476
VIP Value Portfolio Initial Class	19,702,852	2,852,211	3,395,722	41,289	49,088	1,955,283	21,163,712
VIP Value Strategies Portfolio Initial Class	9,534,740	3,279,942	1,807,772	25,301	5,933	(692,239)	10,320,604
Total	$260,996,086	$65,502,527	$56,341,561	$497,005	$1,326,408	$35,013,508	$306,496,968

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2005 Portfolio

September 30, 2017

VIPF2005-QTLY-1117
1.822342.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 21.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	8,663	$321,557
VIP Equity-Income Portfolio Initial Class (a)	14,579	339,845
VIP Growth & Income Portfolio Initial Class (a)	17,832	388,737
VIP Growth Portfolio Initial Class (a)	4,642	331,105
VIP Mid Cap Portfolio Initial Class (a)	2,546	94,474
VIP Value Portfolio Initial Class (a)	15,199	246,825
VIP Value Strategies Portfolio Initial Class (a)	8,370	120,356
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,373,797)		1,842,899

International Equity Funds - 13.9%
VIP Emerging Markets Portfolio Initial Class (a)	37,487	425,103
VIP Overseas Portfolio Initial Class (a)	34,812	779,442
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $950,869)		1,204,545

Bond Funds - 39.4%
VIP High Income Portfolio Initial Class (a)	30,224	172,579
VIP Investment Grade Bond Portfolio Initial Class (a)	249,252	3,242,771
TOTAL BOND FUNDS
(Cost $3,315,377)		3,415,350

Short-Term Funds - 25.5%
VIP Government Money Market Portfolio Initial Class 0.83% (a)(b)
(Cost $2,211,616)	2,211,616	2,211,616
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,851,659)		8,674,410
NET OTHER ASSETS (LIABILITIES) - 0.0%		(63)
NET ASSETS - 100%		$8,674,347

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Initial Class	$296,988	$100,042	$110,969	$671	$3,917	$31,579	$321,557
VIP Emerging Markets Portfolio Initial Class	389,706	126,805	229,991	728	20,408	118,175	425,103
VIP Equity-Income Portfolio Initial Class	314,972	97,144	91,354	433	(2,139)	21,222	339,845
VIP Government Money Market Portfolio Initial Class 0.83%	1,616,741	916,023	321,148	9,080	--	--	2,211,616
VIP Growth & Income Portfolio Initial Class	359,346	112,199	112,134	371	5,877	23,449	388,737
VIP Growth Portfolio Initial Class	298,119	110,493	137,854	419	28,450	31,897	331,105
VIP High Income Portfolio Initial Class	269,631	55,717	165,156	1,564	(11,359)	23,746	172,579
VIP Investment Grade Bond Portfolio Initial Class	2,446,962	1,170,432	457,229	9,871	2,092	80,514	3,242,771
VIP Mid Cap Portfolio Initial Class	85,709	29,321	28,570	131	886	7,128	94,474
VIP Overseas Portfolio Initial Class	580,861	203,366	159,182	136	3,217	151,180	779,442
VIP Value Portfolio Initial Class	232,164	68,057	76,832	507	5,967	17,469	246,825
VIP Value Strategies Portfolio Initial Class	112,357	57,231	40,143	311	(18)	(9,071)	120,356
Total	$7,003,556	$3,046,830	$1,930,562	$24,222	$57,298	$497,288	$8,674,410

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

September 30, 2017

VIPTV-QTLY-1117
1.955030.104

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.1%
	Shares	Value
Domestic Equity Funds - 38.5%
Fidelity Air Transportation Portfolio (a)	22,574	$1,908,606
Fidelity Banking Portfolio (a)	11,113	378,950
Fidelity Biotechnology Portfolio (a)(b)	29,008	6,752,127
Fidelity Blue Chip Growth Fund (a)	313	26,218
Fidelity Blue Chip Value Fund (a)	51,871	967,917
Fidelity Brokerage and Investment Management Portfolio (a)	31,210	2,464,992
Fidelity Chemicals Portfolio (a)	16,686	2,937,868
Fidelity Commodity Strategy Fund (a)	15,557	157,749
Fidelity Consumer Discretionary Portfolio (a)	118,409	4,601,392
Fidelity Consumer Staples Portfolio (a)	46,684	4,467,199
Fidelity Defense and Aerospace Portfolio (a)	32,548	5,260,142
Fidelity Energy Portfolio (a)	94,111	3,886,785
Fidelity Energy Service Portfolio (a)	32,210	1,534,783
Fidelity Environmental and Alternative Energy Portfolio (a)	20,400	518,773
Fidelity Equity Dividend Income Fund (a)	103,438	2,972,800
Fidelity Equity-Income Fund (a)	16,149	981,380
Fidelity Financial Services Portfolio (a)	40,795	4,415,691
Fidelity Global Commodity Stock Fund (a)	28,084	348,521
Fidelity Health Care Portfolio (a)	11,604	2,698,750
Fidelity Health Care Services Portfolio (a)	9,136	834,120
Fidelity Industrial Equipment Portfolio (a)	9,512	402,560
Fidelity Industrials Portfolio (a)	41,046	1,446,444
Fidelity Insurance Portfolio (a)	22,204	1,896,470
Fidelity Large Cap Stock Fund (a)	100,475	3,247,356
Fidelity Leisure Portfolio (a)	11,181	1,796,741
Fidelity Low-Priced Stock Fund (a)	2,207	114,479
Fidelity Medical Equipment and Systems Portfolio (a)	81,757	3,750,200
Fidelity Mid Cap Value Fund (a)	10	268
Fidelity Multimedia Portfolio (a)	30,199	2,442,506
Fidelity OTC Portfolio (a)	509	52,980
Fidelity Retailing Portfolio (a)	497	60,640
Fidelity Semiconductors Portfolio (a)	9,086	1,015,452
Fidelity Small Cap Stock Fund (a)	5,668	111,717
Fidelity Small Cap Value Fund (a)	37,846	733,831
Fidelity Software and IT Services Portfolio (a)	204	32,538
Fidelity Stock Selector Large Cap Value Fund (a)	131,182	2,635,446
Fidelity Technology Portfolio (a)	125,596	22,297,032
Fidelity Telecom and Utilities Fund (a)	295	7,931
Fidelity Telecommunications Portfolio (a)	5,232	358,730
Fidelity Transportation Portfolio (a)	14,253	1,444,838
Fidelity Utilities Portfolio (a)	11,016	919,309
Fidelity Value Discovery Fund (a)	46,127	1,279,564
iShares FTSE NAREIT Residential Index ETF	8,071	513,235
KBW Regional Banking ETF	71,775	4,073,949
Vanguard Consumer Discretionary ETF	3,408	488,503
Vanguard Health Care ETF	11,351	1,728,530
Vanguard Value ETF	62,591	6,247,834

TOTAL DOMESTIC EQUITY FUNDS		107,213,846

International Equity Funds - 23.6%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	8,592	243,497
Fidelity Canada Fund (a)	724	39,456
Fidelity Diversified International Fund (a)	24,107	980,691
Fidelity Emerging Markets Fund (a)	17,132	520,643
Fidelity Europe Fund (a)	37,332	1,560,871
Fidelity International Capital Appreciation Fund (a)	2,694	55,416
Fidelity International Discovery Fund (a)	24,376	1,126,191
Fidelity International Enhanced Index Fund (a)	13,672	136,038
Fidelity International Index Fund Premium Class (a)	3,298	140,350
Fidelity International Small Cap Fund (a)	68,137	1,999,142
Fidelity International Small Cap Opportunities Fund (a)	155,472	2,871,573
Fidelity Japan Fund (a)	62,261	890,961
Fidelity Japan Smaller Companies Fund (a)	125,910	2,291,557
Fidelity Nordic Fund (a)	30,521	1,645,687
Fidelity Overseas Fund (a)	601,397	29,829,297
iShares Core MSCI Europe ETF	30,432	1,511,862
iShares MSCI Canada Index ETF	12,438	359,956
iShares MSCI EAFE Index ETF	89,647	6,139,027
iShares U.S. Healthcare Providers ETF	5,768	852,164
KBW Insurance ETF	3,013	271,140
PowerShares DB Commodity Index Tracking ETF (b)	113,393	1,746,252
VanEck Vectors Fallen Angel High Yield Bond ETF	78,112	2,367,575
Vanguard Emerging Markets ETF	74,184	3,232,197
Vanguard Materials ETF	3,621	465,371
WisdomTree Europe Hedged Equity ETF	36,650	2,371,255
WisdomTree Japan Hedged Equity ETF	45,400	2,483,380

TOTAL INTERNATIONAL EQUITY FUNDS		66,131,549

TOTAL EQUITY FUNDS
(Cost $147,504,856)		173,345,395

Fixed-Income Funds - 36.2%
Fixed-Income Funds - 36.2%
Fidelity Conservative Income Bond Fund (a)	974,845	9,787,444
Fidelity Corporate Bond Fund (a)	787,319	9,156,523
Fidelity Floating Rate High Income Fund (a)	427,470	4,116,537
Fidelity High Income Fund (a)	2,889	26,063
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	57,000	560,312
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	210,533	2,751,662
Fidelity New Markets Income Fund (a)	43,425	714,344
Fidelity Total Bond Fund (a)	2,815,488	30,153,879
Fidelity U.S. Bond Index Fund Institutional Class (a)	2,667,121	31,018,616
iShares Barclays Aggregate Bond ETF	98,233	10,765,354
iShares JPMorgan USD Emerging Markets Bond ETF	15,155	1,764,345

TOTAL FIXED-INCOME FUNDS

(Cost $100,081,723)		100,815,079

Cash Equivalents - 1.7%
Fidelity Cash Central Fund, 1.09% (c)
(Cost $4,647,834)	4,646,987	4,647,917
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $252,234,413)		278,808,391
NET OTHER ASSETS (LIABILITIES) - 0.0%		(78,906)
NET ASSETS - 100%		$278,729,485

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,480
Total	$19,480

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$5,636	$1,704,894	$--	$1,130	$--	$198,076	$1,908,606
Fidelity Banking Portfolio	824,922	67	467,663	67	101,812	(80,188)	378,950
Fidelity Biotechnology Portfolio	2,579,758	2,970,015	154,572	--	(3,066)	1,359,992	6,752,127
Fidelity Blue Chip Growth Fund	928,606	249,904	1,310,678	15	174,747	(16,361)	26,218
Fidelity Blue Chip Value Fund	712,088	192,716	--	5,056	--	63,113	967,917
Fidelity Brokerage and Investment Management Portfolio	--	2,257,573	--	292	--	207,419	2,464,992
Fidelity Canada Fund	332,205	--	295,379	--	(4,515)	7,145	39,456
Fidelity Chemicals Portfolio	1,642,390	1,538,483	612,427	632	64,840	304,582	2,937,868
Fidelity Commodity Strategy Fund	--	155,578	--	109	--	2,171	157,749
Fidelity Conservative Income Bond Fund	9,694,764	83,006	--	83,018	--	9,674	9,787,444
Fidelity Consumer Discretionary Portfolio	6,153,462	823,465	3,020,691	--	323,588	321,568	4,601,392
Fidelity Consumer Staples Portfolio	5,143,435	459,169	1,493,112	11,388	46,678	311,029	4,467,199
Fidelity Corporate Bond Fund	18,399,144	714,566	10,457,063	361,612	(87,762)	587,638	9,156,523
Fidelity Defense and Aerospace Portfolio	3,536,031	1,370,767	567,517	2,661	(27,102)	947,963	5,260,142
Fidelity Diversified International Fund	400,763	941,200	545,547	--	29,133	155,142	980,691
Fidelity Emerging Markets Fund	183,845	259,852	--	--	--	76,946	520,643
Fidelity Energy Portfolio	3,929,441	1,644,908	1,448,114	--	48,340	(287,790)	3,886,785
Fidelity Energy Service Portfolio	1,875,077	108,923	145,618	--	(41,588)	(262,011)	1,534,783
Fidelity Environmental and Alternative Energy Portfolio	71,459	424,434	--	143	--	22,880	518,773
Fidelity Equity Dividend Income Fund	3,619,591	768,653	1,626,833	27,453	123,247	88,142	2,972,800
Fidelity Equity-Income Fund	28,869	972,032	47,889	4,098	(431)	28,799	981,380
Fidelity Europe Fund	576,567	789,151	--	--	--	195,153	1,560,871
Fidelity Financial Services Portfolio	2,192,499	2,702,130	823,753	1,817	(6,546)	351,361	4,415,691
Fidelity Floating Rate High Income Fund	6,202,698	616,770	2,698,937	158,223	44,249	(48,243)	4,116,537
Fidelity Global Commodity Stock Fund	112,508	274,289	62,276	--	(349)	24,349	348,521
Fidelity Health Care Portfolio	2,622,593	2,320,123	2,925,605	--	120,123	561,516	2,698,750
Fidelity Health Care Services Portfolio	--	832,576	--	--	--	1,544	834,120
Fidelity High Income Fund	24,242	949	--	949	--	872	26,063
Fidelity Industrial Equipment Portfolio	947,920	152,384	734,518	660	43,838	(7,064)	402,560
Fidelity Industrials Portfolio	1,948,979	841,489	1,476,835	3,397	67,411	65,400	1,446,444
Fidelity Inflation-Protected Bond Fund	2,642,006	237,515	2,921,607	1,479	69,016	(26,930)	--
Fidelity Inflation-Protected Bond Index Fund Institutional Class	2,540,306	1,097	2,012,144	1,097	43,454	(12,401)	560,312
Fidelity Insurance Portfolio	4,055,871	163,120	2,518,671	2,737	264,811	(68,661)	1,896,470
Fidelity International Capital Appreciation Fund	273,070	--	263,247	--	39,028	6,565	55,416
Fidelity International Discovery Fund	509,092	969,533	520,543	--	3,939	164,170	1,126,191
Fidelity International Enhanced Index Fund	--	114,244	--	--	--	21,794	136,038
Fidelity International Index Fund Premium Class	94,219	22,708	--	88	--	23,423	140,350
Fidelity International Small Cap Fund	7,223,673	262,373	6,874,636	--	971,995	415,737	1,999,142
Fidelity International Small Cap Opportunities Fund	1,030,226	1,599,999	92,434	--	4,806	328,976	2,871,573
Fidelity IT Services Portfolio	55,136	--	55,518	--	6,679	(6,297)	--
Fidelity Japan Fund	492,738	270,563	--	--	--	127,660	890,961
Fidelity Japan Smaller Companies Fund	1,844,577	--	--	--	--	446,980	2,291,557
Fidelity Large Cap Stock Fund	1,581,915	1,591,677	156,556	7,372	538	229,782	3,247,356
Fidelity Leisure Portfolio	--	1,801,866	--	--	--	(5,125)	1,796,741
Fidelity Long-Term Treasury Bond Index Fund Premium Class	1,313,183	1,409,690	36,575	43,224	(400)	65,764	2,751,662
Fidelity Low-Priced Stock Fund	101,166	8,364	--	858	--	4,949	114,479
Fidelity Medical Equipment and Systems Portfolio	4,838,835	2,871,383	4,916,582	--	264,571	691,993	3,750,200
Fidelity Mid Cap Value Fund	247	--	--	--	--	21	268
Fidelity Multimedia Portfolio	722,977	1,646,078	23,944	--	(315)	97,710	2,442,506
Fidelity New Markets Income Fund	559,881	218,173	93,416	22,251	(576)	30,282	714,344
Fidelity Nordic Fund	565,312	1,092,708	137,795	--	17,307	108,155	1,645,687
Fidelity OTC Portfolio	321,844	470,807	837,936	--	98,740	(475)	52,980
Fidelity Overseas Fund	15,678,023	9,742,320	275,772	--	5,809	4,678,917	29,829,297
Fidelity Real Estate Investment Portfolio	1,022,661	2,482	1,035,980	2,478	47,871	(37,034)	--
Fidelity Retailing Portfolio	2,225,956	--	2,244,604	--	369,384	(290,096)	60,640
Fidelity Semiconductors Portfolio	2,870,824	101,123	2,276,719	7,022	583,635	(263,411)	1,015,452
Fidelity Series Commodity Strategy Fund	101,161	74,418	169,396	--	1,331	(7,514)	--
Fidelity Small Cap Stock Fund	103,496	3,302	--	55	--	4,919	111,717
Fidelity Small Cap Value Fund	329,085	385,180	--	5,064	--	19,566	733,831
Fidelity Software and IT Services Portfolio	5,760,928	3,859	6,254,953	--	839,503	(316,799)	32,538
Fidelity Stock Selector Large Cap Value Fund	2,557,117	23,621	138,059	936	13,493	179,274	2,635,446
Fidelity Technology Portfolio	12,073,371	8,352,301	3,847,470	--	358,108	5,360,722	22,297,032
Fidelity Telecom and Utilities Fund	7,207	96	--	69	--	628	7,931
Fidelity Telecommunications Portfolio	2,529,970	107,830	2,200,019	6,439	167,539	(246,590)	358,730
Fidelity Total Bond Fund	26,146,488	4,307,921	811,880	555,083	2,823	508,527	30,153,879
Fidelity Transportation Portfolio	1,291,688	16,809	25,598	2,030	237	161,702	1,444,838
Fidelity U.S. Bond Index Fund Institutional Class	8,726,206	23,630,628	1,441,299	300,151	(27,514)	130,595	31,018,616
Fidelity Utilities Portfolio	761,873	137,646	105,511	--	10,416	114,885	919,309
Fidelity Value Discovery Fund	218,318	1,053,629	24,366	5,832	(345)	32,328	1,279,564
Total	$187,860,138	$88,865,129	$73,228,257	$1,626,985	$5,172,530	$17,865,508	$226,535,048

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 70% Portfolio

September 30, 2017

VF70-QTLY-1117
1.837321.111

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 73.3%
	Shares	Value
Fidelity 500 Index Fund Premium Class (a)	1,913	$169,355
Fidelity Air Transportation Portfolio (a)	80,839	6,834,930
Fidelity Banking Portfolio (a)	992,247	33,835,626
Fidelity Biotechnology Portfolio (a)(b)	150,670	35,071,361
Fidelity Blue Chip Growth Fund (a)	2,414	202,335
Fidelity Blue Chip Value Fund (a)	156,949	2,928,670
Fidelity Brokerage and Investment Management Portfolio (a)	103,129	8,145,089
Fidelity Chemicals Portfolio (a)	122,125	21,502,555
Fidelity Commodity Strategy Fund (a)	609,338	6,178,687
Fidelity Construction and Housing Portfolio (a)	56,006	3,642,618
Fidelity Consumer Discretionary Portfolio (a)	1,017,969	39,558,284
Fidelity Consumer Staples Portfolio (a)	353,751	33,850,440
Fidelity Defense and Aerospace Portfolio (a)	154,440	24,959,009
Fidelity Diversified International Fund (a)	673,249	27,387,759
Fidelity Emerging Asia Fund (a)	60,214	2,480,833
Fidelity Emerging Markets Fund (a)	206,250	6,267,935
Fidelity Energy Portfolio (a)	638,980	26,389,865
Fidelity Energy Service Portfolio (a)	160,025	7,625,203
Fidelity Environmental and Alternative Energy Portfolio (a)	34,946	888,685
Fidelity Equity Dividend Income Fund (a)	384,747	11,057,633
Fidelity Equity-Income Fund (a)	123,757	7,520,686
Fidelity Europe Fund (a)	620,783	25,954,948
Fidelity Financial Services Portfolio (a)	396,877	42,957,951
Fidelity Global Commodity Stock Fund (a)	346,407	4,298,911
Fidelity Gold Portfolio (a)	4,649	96,465
Fidelity Health Care Portfolio (a)	194,630	45,267,122
Fidelity Health Care Services Portfolio (a)	71,135	6,494,609
Fidelity Industrial Equipment Portfolio (a)	215,223	9,108,218
Fidelity Industrials Portfolio (a)	600,152	21,149,353
Fidelity Insurance Portfolio (a)	215,595	18,413,961
Fidelity International Capital Appreciation Fund (a)	250,444	5,151,626
Fidelity International Discovery Fund (a)	337,952	15,613,394
Fidelity International Enhanced Index Fund (a)	729,720	7,260,718
Fidelity International Index Fund Institutional Class (a)	828,700	35,277,765
Fidelity International Real Estate Fund (a)	1,747	19,337
Fidelity International Small Cap Fund (a)	541,200	15,878,818
Fidelity International Small Cap Opportunities Fund (a)	733,060	13,539,626
Fidelity Japan Fund (a)	654,831	9,370,627
Fidelity Japan Smaller Companies Fund (a)	846,365	15,403,844
Fidelity Large Cap Stock Fund (a)	344,504	11,134,373
Fidelity Leisure Portfolio (a)	42,580	6,842,218
Fidelity Magellan Fund (a)	255	26,046
Fidelity Materials Portfolio (a)	14,881	1,320,716
Fidelity Medical Equipment and Systems Portfolio (a)	566,154	25,969,505
Fidelity Multimedia Portfolio (a)	124,797	10,093,563
Fidelity Natural Resources Portfolio (a)	11,136	309,020
Fidelity Nordic Fund (a)	53,855	2,903,884
Fidelity OTC Portfolio (a)	4,290	446,849
Fidelity Overseas Fund (a)	3,062,860	151,917,864
Fidelity Pacific Basin Fund (a)	180,508	6,075,916
Fidelity Real Estate Investment Portfolio (a)	49,848	2,086,658
Fidelity Retailing Portfolio (a)	9,928	1,211,700
Fidelity Semiconductors Portfolio (a)	50,625	5,657,889
Fidelity Small Cap Stock Fund (a)	7,551	148,829
Fidelity Small Cap Value Fund (a)	89,879	1,742,757
Fidelity Software and IT Services Portfolio (a)	818	130,097
Fidelity Stock Selector Large Cap Value Fund (a)	939,944	18,883,468
Fidelity Technology Portfolio (a)	888,733	157,776,854
Fidelity Telecommunications Portfolio (a)	68,344	4,686,369
Fidelity Transportation Portfolio (a)	54,098	5,483,928
Fidelity Utilities Portfolio (a)	67,758	5,654,409
Fidelity Value Discovery Fund (a)	288,438	8,001,284
TOTAL EQUITY FUNDS
(Cost $784,522,634)		1,026,259,047

Fixed-Income Funds - 21.4%
Fidelity Floating Rate High Income Fund (a)	2,079,392	20,024,544
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	301,728	2,965,981
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	431,415	5,638,589
Fidelity New Markets Income Fund (a)	422,035	6,942,471
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	22,777,763	264,905,390
TOTAL FIXED-INCOME FUNDS
(Cost $291,610,752)		300,476,975

Money Market Funds - 5.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(c)
(Cost $74,150,664)	74,150,664	74,150,664
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,150,284,050)		1,400,886,686
NET OTHER ASSETS (LIABILITIES) - 0.0%		(237,559)
NET ASSETS - 100%		$1,400,649,127

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity 500 Index Fund Premium Class	$27,989	$131,766	$--	$914	$--	$9,600	$169,355
Fidelity Air Transportation Portfolio	855,134	5,284,017	--	4,031	--	695,779	6,834,930
Fidelity Banking Portfolio	32,476,403	6,004	522,652	6,004	42,638	1,833,233	33,835,626
Fidelity Biotechnology Portfolio	12,337,382	16,740,774	777,170	--	(10,620)	6,780,995	35,071,361
Fidelity Blue Chip Growth Fund	2,499,653	1,428,522	3,965,847	114	671,967	(431,960)	202,335
Fidelity Blue Chip Value Fund	4,018,520	15,299	1,382,482	15,299	234,657	42,676	2,928,670
Fidelity Brokerage and Investment Management Portfolio	--	7,376,507	--	1,016	--	768,582	8,145,089
Fidelity Canada Fund	1,525,263	40,804	1,560,888	--	(24,581)	19,402	--
Fidelity Chemicals Portfolio	22,160,403	4,920,432	9,204,526	7,839	809,185	2,817,061	21,502,555
Fidelity Commodity Strategy Fund	--	6,093,668	--	4,256	--	85,019	6,178,687
Fidelity Construction and Housing Portfolio	3,859,631	115,700	712,238	--	291,586	87,939	3,642,618
Fidelity Consumer Discretionary Portfolio	45,315,749	3,947,600	14,290,909	--	1,115,696	3,470,148	39,558,284
Fidelity Consumer Staples Portfolio	36,221,013	2,574,605	7,385,266	78,259	365,896	2,074,192	33,850,440
Fidelity Contrafund	320,517	631	340,360	15	28,996	(9,784)	--
Fidelity Defense and Aerospace Portfolio	11,796,278	10,286,208	1,303,849	9,148	12,582	4,167,790	24,959,009
Fidelity Diversified International Fund	29,552,309	6,445,552	14,832,397	--	1,026,166	5,196,129	27,387,759
Fidelity Emerging Asia Fund	2,040,422	--	179,077	--	8,752	610,736	2,480,833
Fidelity Emerging Markets Fund	3,606,835	1,245,505	--	--	--	1,415,595	6,267,935
Fidelity Energy Portfolio	32,639,057	5,249,441	8,421,033	--	(149,737)	(2,927,863)	26,389,865
Fidelity Energy Service Portfolio	5,015,772	4,880,620	677,415	--	(180,582)	(1,413,192)	7,625,203
Fidelity Environmental and Alternative Energy Portfolio	13,594	856,189	--	27	--	18,902	888,685
Fidelity Equity Dividend Income Fund	9,445,824	3,724,755	2,842,348	102,229	65,682	663,720	11,057,633
Fidelity Equity-Income Fund	--	7,658,793	306,990	38,075	(1,914)	170,797	7,520,686
Fidelity Europe Fund	13,394,074	8,122,404	--	--	--	4,438,470	25,954,948
Fidelity Financial Services Portfolio	35,206,641	9,012,657	4,928,973	17,798	(68,761)	3,736,387	42,957,951
Fidelity Floating Rate High Income Fund	23,842,083	1,705,934	5,499,947	646,864	(43,916)	20,390	20,024,544
Fidelity Focused High Income Fund	7,659	--	7,722	23	586	(523)	--
Fidelity Global Commodity Stock Fund	3,066,870	1,086,861	208,815	--	(871)	354,866	4,298,911
Fidelity Gold Portfolio	88,890	214	--	--	--	7,361	96,465
Fidelity Health Care Portfolio	39,679,945	10,534,422	14,641,742	--	498,311	9,196,186	45,267,122
Fidelity Health Care Services Portfolio	--	6,533,282	--	--	--	(38,673)	6,494,609
Fidelity Industrial Equipment Portfolio	11,087,156	921,310	3,644,678	19,791	183,853	560,577	9,108,218
Fidelity Industrials Portfolio	28,286,972	4,503,185	13,599,964	42,222	1,643,411	315,749	21,149,353
Fidelity Inflation-Protected Bond Index Fund Institutional Class	23,315,099	1,478,872	22,182,780	9,352	468,806	(114,016)	2,965,981
Fidelity Insurance Portfolio	25,938,986	2,281,848	11,563,068	27,267	1,417,518	338,677	18,413,961
Fidelity International Capital Appreciation Fund	4,297,105	--	300,000	--	(15,091)	1,169,612	5,151,626
Fidelity International Discovery Fund	12,776,175	3,604,890	4,030,275	--	305,465	2,957,139	15,613,394
Fidelity International Enhanced Index Fund	--	6,271,867	--	--	--	988,851	7,260,718
Fidelity International Index Fund Institutional Class	22,985,569	6,972,764	--	20,642	--	5,319,432	35,277,765
Fidelity International Real Estate Fund	16,216	423	--	318	--	2,698	19,337
Fidelity International Small Cap Fund	17,938,191	1,075,706	7,380,532	--	765,653	3,479,800	15,878,818
Fidelity International Small Cap Opportunities Fund	9,788,910	1,500,000	390,000	--	16,280	2,624,436	13,539,626
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	37,802,920	37,626,418	1,278,674	318,860	--	--	74,150,664
Fidelity IT Services Portfolio	108,049	--	112,715	--	85,954	(81,288)	--
Fidelity Japan Fund	7,009,467	893,814	--	--	--	1,467,346	9,370,627
Fidelity Japan Smaller Companies Fund	12,399,248	--	--	--	--	3,004,596	15,403,844
Fidelity Large Cap Stock Fund	5,844,573	5,096,895	620,018	22,939	(1,120)	814,043	11,134,373
Fidelity Leisure Portfolio	--	6,827,093	--	--	--	15,125	6,842,218
Fidelity Long-Term Treasury Bond Index Fund Premium Class	5,292,744	2,032,791	1,891,193	117,900	(8,362)	212,609	5,638,589
Fidelity Magellan Fund	22,006	1,337	--	40	--	2,703	26,046
Fidelity Materials Portfolio	1,644,027	1,076,493	1,567,241	336	156,610	10,827	1,320,716
Fidelity Medical Equipment and Systems Portfolio	24,968,352	13,719,401	18,508,227	--	265,385	5,524,594	25,969,505
Fidelity Multimedia Portfolio	3,301,234	6,379,867	--	--	--	412,462	10,093,563
Fidelity Nasdaq Composite Index Fund	2,033,205	--	2,229,444	--	1,220,799	(1,024,560)	--
Fidelity Natural Resources Portfolio	--	300,000	--	--	--	9,020	309,020
Fidelity New Markets Income Fund	6,491,081	604,279	501,913	255,501	(2,966)	351,990	6,942,471
Fidelity Nordic Fund	3,956,507	1,028,017	2,645,168	--	231,246	333,282	2,903,884
Fidelity OTC Portfolio	498,223	1,884,907	2,127,701	--	195,815	(4,395)	446,849
Fidelity Overseas Fund	97,860,464	28,258,759	1,980,647	--	(1,817)	27,781,105	151,917,864
Fidelity Pacific Basin Fund	4,776,255	--	--	--	--	1,299,661	6,075,916
Fidelity Real Estate Investment Portfolio	4,955,603	53,744	2,923,056	19,865	158,097	(157,730)	2,086,658
Fidelity Retailing Portfolio	12,549,919	35,019	12,015,214	--	4,847,900	(4,205,924)	1,211,700
Fidelity Semiconductors Portfolio	19,843,926	1,150,799	17,358,596	49,644	4,393,150	(2,371,390)	5,657,889
Fidelity Series Commodity Strategy Fund	5,701,086	754,830	6,133,877	--	(180,483)	(141,556)	--
Fidelity Small Cap Stock Fund	137,878	4,398	--	73	--	6,553	148,829
Fidelity Small Cap Value Fund	563,897	1,134,064	--	11,730	--	44,796	1,742,757
Fidelity Software and IT Services Portfolio	33,558,974	356,307	37,185,870	--	6,963,822	(3,563,136)	130,097
Fidelity Stock Selector Large Cap Value Fund	22,172,147	1,325,280	6,059,739	7,149	292,698	1,153,082	18,883,468
Fidelity Technology Portfolio	84,334,815	48,423,221	13,212,062	--	307,002	37,923,878	157,776,854
Fidelity Telecommunications Portfolio	18,400,124	1,795,842	15,004,066	48,122	1,427,302	(1,932,833)	4,686,369
Fidelity Transportation Portfolio	2,779,561	2,411,544	250,263	6,654	(16,141)	559,227	5,483,928
Fidelity U.S. Bond Index Fund Institutional Premium Class	222,275,665	47,121,979	7,249,128	4,517,399	(9,276)	2,766,150	264,905,390
Fidelity Utilities Portfolio	7,356,514	2,037,685	4,562,491	--	418,628	404,073	5,654,409
Fidelity Value Discovery Fund	802,970	8,342,931	1,333,792	37,636	20,892	168,283	8,001,284
Total	$1,176,885,723	$375,307,745	$313,835,038	$6,465,351	$30,242,748	$132,285,508	$1,400,886,686

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2045 Portfolio

September 30, 2017

VF-2045-QTLY-1117
1.903285.108

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	71,175	$2,642,028
VIP Equity-Income Portfolio Initial Class (a)	119,941	2,795,823
VIP Growth & Income Portfolio Initial Class (a)	146,621	3,196,339
VIP Growth Portfolio Initial Class (a)	38,173	2,722,907
VIP Mid Cap Portfolio Initial Class (a)	20,899	775,339
VIP Value Portfolio Initial Class (a)	125,022	2,030,357
VIP Value Strategies Portfolio Initial Class (a)	68,901	990,798
TOTAL DOMESTIC EQUITY FUNDS
(Cost $13,455,921)		15,153,591

International Equity Funds - 31.1%
VIP Emerging Markets Portfolio Initial Class (a)	206,932	2,346,604
VIP Overseas Portfolio Initial Class (a)	244,312	5,470,145
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,430,336)		7,816,749

Bond Funds - 6.1%
VIP High Income Portfolio Initial Class (a)	85,310	487,119
VIP Investment Grade Bond Portfolio Initial Class (a)	79,581	1,035,344
TOTAL BOND FUNDS
(Cost $1,478,637)		1,522,463

Short-Term Funds - 2.5%
VIP Government Money Market Portfolio Initial Class 0.83% (a)(b)
(Cost $639,838)	639,838	639,838
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $22,004,732)		25,132,641
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,785)
NET ASSETS - 100%		$25,127,856

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,956,413	$787,978	$359,954	$4,416	$4,660	$252,931	$2,642,028
VIP Emerging Markets Portfolio Initial Class	1,728,645	652,564	676,954	3,226	37,502	604,847	2,346,604
VIP Equity-Income Portfolio Initial Class	2,074,263	915,503	341,650	2,849	1,344	146,363	2,795,823
VIP Government Money Market Portfolio Initial Class 0.83%	141,204	560,130	61,496	2,323	--	--	639,838
VIP Growth & Income Portfolio Initial Class	2,366,521	998,955	393,045	2,444	1,593	222,315	3,196,339
VIP Growth Portfolio Initial Class	1,965,381	859,048	537,632	2,760	6,125	429,985	2,722,907
VIP High Income Portfolio Initial Class	683,745	172,352	401,267	3,966	(15,945)	48,234	487,119
VIP Investment Grade Bond Portfolio Initial Class	358,109	733,756	71,786	1,445	(45)	15,310	1,035,344
VIP Mid Cap Portfolio Initial Class	564,733	254,434	104,440	865	1,231	59,381	775,339
VIP Overseas Portfolio Initial Class	3,750,979	1,401,713	710,488	876	16,397	1,011,544	5,470,145
VIP Value Portfolio Initial Class	1,528,805	603,799	273,657	3,344	5,804	165,606	2,030,357
VIP Value Strategies Portfolio Initial Class	740,112	447,819	146,002	2,052	(6,461)	(44,670)	990,798
Total	$17,858,910	$8,388,051	$4,078,371	$30,566	$52,205	$2,911,846	$25,132,641

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2015 Portfolio

September 30, 2017

VIPIFF2015-QTLY-1117
1.822893.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.7%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	171,832	$6,342,335
VIP Equity-Income Portfolio Investor Class (a)	289,477	6,710,079
VIP Growth & Income Portfolio Investor Class (a)	353,426	7,669,337
VIP Growth Portfolio Investor Class (a)	91,985	6,530,909
VIP Mid Cap Portfolio Investor Class (a)	50,507	1,862,178
VIP Value Portfolio Investor Class (a)	300,320	4,865,178
VIP Value Strategies Portfolio Investor Class (a)	166,257	2,374,143
TOTAL DOMESTIC EQUITY FUNDS
(Cost $26,911,958)		36,354,159

International Equity Funds - 19.6%
VIP Emerging Markets Portfolio Investor Class (a)	619,133	6,990,014
VIP Overseas Portfolio Investor Class (a)	634,510	14,155,907
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,448,256)		21,145,921

Bond Funds - 32.2%
VIP High Income Portfolio Investor Class (a)	374,090	2,124,829
VIP Investment Grade Bond Portfolio Investor Class (a)	2,522,946	32,672,148
TOTAL BOND FUNDS
(Cost $33,813,931)		34,796,977

Short-Term Funds - 14.5%
VIP Government Money Market Portfolio Investor Class 0.81%(a)(b)
(Cost $15,676,405)	15,676,405	15,676,405
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $92,850,550)		107,973,462
NET OTHER ASSETS (LIABILITIES) - 0.0%		8
NET ASSETS - 100%		$107,973,470

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Investor Class	$6,272,386	$714,494	$1,364,071	$12,962	$61,564	$657,962	$6,342,335
VIP Emerging Markets Portfolio Investor Class	6,869,951	538,717	2,729,772	11,596	242,508	2,068,610	6,990,014
VIP Equity-Income Portfolio Investor Class	6,651,000	607,293	941,953	8,242	(15,555)	409,294	6,710,079
VIP Government Money Market Portfolio Investor Class 0.80%	11,814,075	5,092,206	1,229,876	63,715	--	--	15,676,405
VIP Growth & Income Portfolio Investor Class	7,588,800	695,844	1,214,159	6,827	104,744	494,108	7,669,337
VIP Growth Portfolio Investor Class	6,296,463	898,091	1,888,364	7,697	414,374	810,345	6,530,909
VIP High Income Portfolio Investor Class	3,760,090	229,907	2,021,917	21,113	(138,674)	295,423	2,124,829
VIP Investment Grade Bond Portfolio Investor Class	27,163,309	7,184,917	2,523,041	103,905	3,211	843,752	32,672,148
VIP Mid Cap Portfolio Investor Class	1,809,982	210,180	319,359	2,579	5,937	155,438	1,862,178
VIP Overseas Portfolio Investor Class	12,169,414	936,552	1,984,542	--	52,373	2,982,110	14,155,907
VIP Value Portfolio Investor Class	4,902,408	378,585	894,602	9,695	50,176	428,611	4,865,178
VIP Value Strategies Portfolio Investor Class	2,373,783	669,409	481,480	6,070	8,943	(196,512)	2,374,143
Total	$97,671,661	$18,156,195	$17,593,136	$254,401	$789,601	$8,949,141	$107,973,462

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

September 30, 2017

VIPIGB-QTLY-1117
1.808780.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 0.1%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
The Williams Companies, Inc. 5.75% 6/24/44	$1,900,000	$2,009,250
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CommonWealth REIT 5.875% 9/15/20	546,000	582,394
TOTAL NONCONVERTIBLE BONDS
(Cost $1,717,092)		2,591,644

U.S. Government and Government Agency Obligations - 1.5%
U.S. Treasury Inflation-Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	10,330,900	10,482,475
U.S. Treasury Obligations - 1.3%
U.S. Treasury Bonds:
3% 11/15/45	$9,573,000	$9,845,232
3% 2/15/47	19,938,000	20,494,862
U.S. Treasury Notes:
1.625% 8/31/22	15,000,000	14,789,063
1.625% 5/15/26	8,200,000	7,774,305

TOTAL U.S. TREASURY OBLIGATIONS		52,903,462

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $63,565,095)		63,385,937

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.4022% 2/25/37 (a)(b)	$357,799	$349,449
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 3.1547% 3/25/35 (a)	341,319	341,380
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $481,801)		690,829
	Shares	Value

Fixed-Income Funds - 97.9%
Fidelity Specialized High Income Central Fund (c)	1,933,777	203,375,351
Fidelity VIP Investment Grade Central Fund (c)	36,843,243	3,885,856,846
TOTAL FIXED-INCOME FUNDS
(Cost $4,033,890,855)		4,089,232,197

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.09%(d)
(Cost $20,935,624)	20,931,652	20,935,838
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,120,590,467)		4,176,836,445
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,855,773)
NET ASSETS - 100%		$4,174,980,672

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$172,392
Fidelity Specialized High Income Central Fund	7,739,308
Fidelity VIP Investment Grade Central Fund	79,520,628
Total	$87,432,328

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$210,069,754	$7,739,544	$20,000,000	$(255,011)	$5,821,064	$203,375,351	26.2%
Fidelity VIP Investment Grade Central Fund	3,502,035,462	351,398,818	13,000,000	158,897	45,263,669	3,885,856,846	71.7%
Total	$3,712,105,216	$359,138,362	$33,000,000	$(96,114)	$51,084,733	$4,089,232,197

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,591,644	$--	$2,591,644	$--
U.S. Government and Government Agency Obligations	63,385,937	--	63,385,937	--
Collateralized Mortgage Obligations	690,829	--	690,829	--
Fixed-Income Funds	4,089,232,197	4,089,232,197	--	--
Money Market Funds	20,935,838	20,935,838	--	--
Total Investments in Securities:	$4,176,836,445	$4,110,168,035	$66,668,410	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 20% Portfolio

September 30, 2017

VF20-QTLY-1117
1.837319.111

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 23.3%
	Shares	Value
Fidelity Air Transportation Portfolio (a)	15,921	$1,346,114
Fidelity Banking Portfolio (a)	112,361	3,831,522
Fidelity Biotechnology Portfolio (a)(b)	34,703	8,077,705
Fidelity Blue Chip Growth Fund (a)	893	74,813
Fidelity Brokerage and Investment Management Portfolio (a)	24,771	1,956,423
Fidelity Canada Fund (a)	3,637	198,088
Fidelity Chemicals Portfolio (a)	20,137	3,545,602
Fidelity Commodity Strategy Fund (a)	354,340	3,593,009
Fidelity Consumer Discretionary Portfolio (a)	145,609	5,658,348
Fidelity Consumer Staples Portfolio (a)	56,934	5,447,988
Fidelity Defense and Aerospace Portfolio (a)	32,633	5,273,865
Fidelity Diversified International Fund (a)	49,157	1,999,692
Fidelity Dividend Growth Fund (a)	762	25,837
Fidelity Emerging Asia Fund (a)	41,550	1,711,870
Fidelity Emerging Markets Fund (a)	151,603	4,607,221
Fidelity Energy Portfolio (a)	115,515	4,770,765
Fidelity Energy Service Portfolio (a)	31,213	1,487,288
Fidelity Environmental and Alternative Energy Portfolio (a)	14,192	360,905
Fidelity Equity Dividend Income Fund (a)	5,025	144,410
Fidelity Equity-Income Fund (a)	3,142	190,922
Fidelity Europe Fund (a)	61,692	2,579,359
Fidelity Extended Market Index Fund Premium Class (a)	345	21,325
Fidelity Financial Services Portfolio (a)	75,013	8,119,383
Fidelity Global Commodity Stock Fund (a)	190,851	2,368,464
Fidelity Gold Portfolio (a)	7,243	150,295
Fidelity Health Care Portfolio (a)	12,843	2,987,094
Fidelity Health Care Services Portfolio (a)	21,276	1,942,536
Fidelity Industrial Equipment Portfolio (a)	40,959	1,733,405
Fidelity Industrials Portfolio (a)	11,386	401,232
Fidelity Insurance Portfolio (a)	44,536	3,803,855
Fidelity International Capital Appreciation Fund (a)	146,075	3,004,771
Fidelity International Discovery Fund (a)	20,555	949,654
Fidelity International Enhanced Index Fund (a)	188,130	1,871,892
Fidelity International Index Fund Premium Class (a)	250,846	10,676,001
Fidelity International Real Estate Fund (a)	1,255	13,897
Fidelity International Small Cap Fund (a)	202,706	5,947,407
Fidelity International Small Cap Opportunities Fund (a)	273,828	5,057,597
Fidelity Japan Fund (a)	217,257	3,108,950
Fidelity Japan Smaller Companies Fund (a)	142,426	2,592,150
Fidelity Large Cap Stock Fund (a)	4,873	157,499
Fidelity Leisure Portfolio (a)	9,527	1,530,884
Fidelity Materials Portfolio (a)	4,458	395,623
Fidelity Medical Equipment and Systems Portfolio (a)	108,583	4,980,698
Fidelity Multimedia Portfolio (a)	21,626	1,749,139
Fidelity Natural Gas Portfolio (a)	156	3,819
Fidelity Nordic Fund (a)	13,135	708,213
Fidelity OTC Portfolio (a)	358	37,243
Fidelity Overseas Fund (a)	454,810	22,558,585
Fidelity Pacific Basin Fund (a)	63,224	2,128,121
Fidelity Real Estate Investment Portfolio (a)	29,347	1,228,483
Fidelity Retailing Portfolio (a)	1,358	165,720
Fidelity Small Cap Value Fund (a)	28,142	545,664
Fidelity Software and IT Services Portfolio (a)	280	44,571
Fidelity Stock Selector Large Cap Value Fund (a)	11,579	232,618
Fidelity Technology Portfolio (a)	140,978	25,027,857
Fidelity Telecom and Utilities Fund (a)	11,272	303,001
Fidelity Telecommunications Portfolio (a)	11,955	819,778
Fidelity Transportation Portfolio (a)	22,712	2,302,277
Fidelity Utilities Portfolio (a)	11,655	972,614
Fidelity Value Discovery Fund (a)	24,528	680,402
TOTAL EQUITY FUNDS
(Cost $138,233,417)		178,204,463

Fixed-Income Funds - 46.3%
Fidelity Floating Rate High Income Fund (a)	1,146,290	11,038,769
Fidelity Focused High Income Fund (a)	31	271
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	173,148	1,702,041
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	291,022	3,803,662
Fidelity New Markets Income Fund (a)	246,606	4,056,676
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	28,725,464	334,077,149
TOTAL FIXED-INCOME FUNDS
(Cost $343,685,780)		354,678,568

Money Market Funds - 30.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(c)	115,684,177	115,684,177
Fidelity Investments Money Market Treasury Portfolio Institutional Class 0.94% (a)(c)	117,177,126	117,177,126
TOTAL MONEY MARKET FUNDS
(Cost $232,861,303)		232,861,303
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $714,780,500)		765,744,334
NET OTHER ASSETS (LIABILITIES) - 0.0%		(129,013)
NET ASSETS - 100%		$765,615,321

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Air Transportation Portfolio	$217,023	$988,663	$--	$902	$--	$140,428	$1,346,114
Fidelity Banking Portfolio	5,859,884	1,018	2,191,539	1,019	264,510	(102,351)	3,831,522
Fidelity Biotechnology Portfolio	3,995,109	2,520,969	214,466	--	(398)	1,776,491	8,077,705
Fidelity Blue Chip Growth Fund	78,789	365,121	405,215	42	27,504	8,614	74,813
Fidelity Brokerage and Investment Management Portfolio	--	1,726,173	--	464	--	230,250	1,956,423
Fidelity Canada Fund	431,959	9,972	264,628	--	(2,726)	23,511	198,088
Fidelity Chemicals Portfolio	4,668,023	888,488	2,686,102	1,341	252,637	422,556	3,545,602
Fidelity Commodity Strategy Fund	--	3,543,569	--	2,475	--	49,440	3,593,009
Fidelity Construction and Housing Portfolio	135,549	--	137,245	--	46,580	(44,884)	--
Fidelity Consumer Discretionary Portfolio	9,184,960	299,999	4,677,781	--	600,000	251,170	5,658,348
Fidelity Consumer Staples Portfolio	7,454,481	181,061	2,719,512	14,299	481,634	50,324	5,447,988
Fidelity Defense and Aerospace Portfolio	4,323,196	378,190	474,687	3,561	12,213	1,034,953	5,273,865
Fidelity Diversified International Fund	144,810	2,542,666	1,024,023	--	78,838	257,401	1,999,692
Fidelity Dividend Growth Fund	23,130	1,485	--	214	--	1,222	25,837
Fidelity Emerging Asia Fund	1,838,989	--	572,530	--	30,709	414,702	1,711,870
Fidelity Emerging Markets Fund	3,077,400	370,053	--	--	--	1,159,768	4,607,221
Fidelity Energy Portfolio	7,227,726	770,362	2,610,624	--	(109,443)	(507,256)	4,770,765
Fidelity Energy Service Portfolio	914,248	1,125,116	230,589	--	(44,899)	(276,588)	1,487,288
Fidelity Environmental and Alternative Energy Portfolio	39,354	308,898	--	82	--	12,653	360,905
Fidelity Equity Dividend Income Fund	747,422	614,347	1,253,978	969	119,157	(82,538)	144,410
Fidelity Equity-Income Fund	--	1,237,839	1,049,218	5,228	(2,565)	4,866	190,922
Fidelity Europe Fund	154,384	2,155,395	--	--	--	269,580	2,579,359
Fidelity Extended Market Index Fund Premium Class	18,920	234	--	36	--	2,171	21,325
Fidelity Financial Services Portfolio	6,733,933	1,986,066	1,266,968	3,461	(31,828)	698,180	8,119,383
Fidelity Floating Rate High Income Fund	17,235,740	730,755	6,924,128	419,432	74,503	(78,101)	11,038,769
Fidelity Focused High Income Fund	254	9	--	8	--	8	271
Fidelity Global Commodity Stock Fund	2,019,156	348,539	206,700	--	(22,698)	230,167	2,368,464
Fidelity Gold Portfolio	138,494	333	--	--	--	11,468	150,295
Fidelity Health Care Portfolio	3,540,892	2,890,181	4,282,677	--	156,152	682,546	2,987,094
Fidelity Health Care Services Portfolio	--	1,951,541	--	--	--	(9,005)	1,942,536
Fidelity Industrial Equipment Portfolio	2,440,483	87,612	943,530	4,925	32,914	115,926	1,733,405
Fidelity Industrials Portfolio	2,323,025	397,239	2,397,252	587	1,464,515	(1,386,295)	401,232
Fidelity Inflation-Protected Bond Index Fund Institutional Class	15,155,316	158,164	13,832,357	5,654	310,062	(89,144)	1,702,041
Fidelity Insurance Portfolio	7,140,619	1,277,460	5,009,569	3,908	1,458,558	(1,063,213)	3,803,855
Fidelity International Capital Appreciation Fund	2,601,628	--	280,000	--	(5,913)	689,056	3,004,771
Fidelity International Discovery Fund	414,483	708,514	347,618	--	21,134	153,141	949,654
Fidelity International Enhanced Index Fund	--	1,676,408	--	--	--	195,484	1,871,892
Fidelity International Index Fund Premium Class	7,080,181	1,990,286	--	5,592	--	1,605,534	10,676,001
Fidelity International Real Estate Fund	11,653	305	--	229	--	1,939	13,897
Fidelity International Small Cap Fund	7,733,455	109,419	3,633,009	--	448,188	1,289,354	5,947,407
Fidelity International Small Cap Opportunities Fund	2,531,502	2,000,000	212,658	--	9,365	729,388	5,057,597
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	101,890,397	30,353,918	16,560,138	562,220	--	--	115,684,177
Fidelity Investments Money Market Treasury Portfolio Institutional Class 0.94%	116,570,396	606,730	--	606,730	--	--	117,177,126
Fidelity IT Services Portfolio	65,643	--	68,478	--	52,762	(49,927)	--
Fidelity Japan Fund	2,486,628	124,139	--	--	--	498,183	3,108,950
Fidelity Japan Smaller Companies Fund	2,086,539	--	--	--	--	505,611	2,592,150
Fidelity Large Cap Stock Fund	1,276,920	337,678	1,512,058	436	72,202	(17,243)	157,499
Fidelity Leisure Portfolio	--	1,517,135	--	--	--	13,749	1,530,884
Fidelity Long-Term Treasury Bond Index Fund Premium Class	1,805,127	2,039,076	114,218	57,452	(1,822)	75,499	3,803,662
Fidelity Materials Portfolio	119,193	299,618	50,000	139	4,337	22,475	395,623
Fidelity Medical Equipment and Systems Portfolio	8,268,474	2,433,471	7,277,119	--	489,503	1,066,369	4,980,698
Fidelity Multimedia Portfolio	744,989	915,326	--	--	--	88,824	1,749,139
Fidelity Natural Gas Portfolio	4,608	15	--	--	--	(804)	3,819
Fidelity New Markets Income Fund	3,949,714	811,763	898,767	143,020	(13,940)	207,906	4,056,676
Fidelity Nordic Fund	1,250,724	551,034	1,167,843	--	28,906	45,392	708,213
Fidelity OTC Portfolio	71,053	267,984	325,824	--	30,292	(6,262)	37,243
Fidelity Overseas Fund	12,997,931	5,687,528	167,838	--	6,169	4,034,795	22,558,585
Fidelity Pacific Basin Fund	1,672,908	--	--	--	--	455,213	2,128,121
Fidelity Real Estate Investment Portfolio	2,932,384	32,177	1,735,303	12,253	111,878	(112,653)	1,228,483
Fidelity Retailing Portfolio	2,789,498	--	2,780,686	--	989,089	(832,181)	165,720
Fidelity Semiconductors Portfolio	5,490,805	176,078	6,173,206	12,228	1,887,187	(1,380,864)	--
Fidelity Series Commodity Strategy Fund	3,652,915	127,462	3,594,023	--	(96,731)	(89,623)	--
Fidelity Small Cap Value Fund	137,907	393,283	--	3,494	--	14,474	545,664
Fidelity Software and IT Services Portfolio	5,570,581	29,853	6,120,579	--	1,200,442	(635,726)	44,571
Fidelity Stock Selector Large Cap Value Fund	171,165	192,766	146,067	67	5,873	8,881	232,618
Fidelity Technology Portfolio	16,396,670	4,048,242	1,787,286	--	24,492	6,345,739	25,027,857
Fidelity Telecom and Utilities Fund	--	299,190	--	1,547	--	3,811	303,001
Fidelity Telecommunications Portfolio	3,838,407	265,984	3,210,266	8,973	336,260	(410,607)	819,778
Fidelity Transportation Portfolio	1,965,389	82,187	--	3,092	--	254,701	2,302,277
Fidelity U.S. Bond Index Fund Institutional Premium Class	319,312,189	34,787,441	23,762,710	5,987,475	(403,979)	4,144,208	334,077,149
Fidelity Utilities Portfolio	1,633,602	551,476	1,395,765	--	126,792	56,509	972,614
Fidelity Value Discovery Fund	--	957,725	296,241	3,218	2,234	16,684	680,402
Total	$746,788,926	$124,231,728	$138,993,018	$ 7,876,772	$10,520,649	$23,196,049	$765,744,334

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Income Portfolio

September 30, 2017

VIPFINC-QTLY-1117
1.822341.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	27,559	$1,022,982
VIP Equity-Income Portfolio Initial Class (a)	46,439	1,082,485
VIP Growth & Income Portfolio Initial Class (a)	56,767	1,237,520
VIP Growth Portfolio Initial Class (a)	14,775	1,053,930
VIP Mid Cap Portfolio Initial Class (a)	8,097	300,397
VIP Value Portfolio Initial Class (a)	48,350	785,210
VIP Value Strategies Portfolio Initial Class (a)	26,622	382,827
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,290,519)		5,865,351

International Equity Funds - 10.6%
VIP Emerging Markets Portfolio Initial Class (a)	146,439	1,660,619
VIP Overseas Portfolio Initial Class (a)	123,251	2,759,587
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,213,992)		4,420,206

Bond Funds - 43.0%
VIP High Income Portfolio Initial Class (a)	146,309	835,422
VIP Investment Grade Bond Portfolio Initial Class (a)	1,316,503	17,127,703
TOTAL BOND FUNDS
(Cost $17,462,451)		17,963,125

Short-Term Funds - 32.4%
VIP Government Money Market Portfolio Initial Class 0.83% (a)(b)
(Cost $13,517,764)	13,517,764	13,517,764
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $38,484,726)		41,766,446
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,964)
NET ASSETS - 100%		$41,762,482

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,087,011	$231,226	$413,767	$2,346	$9,509	$109,003	$1,022,982
VIP Emerging Markets Portfolio Initial Class	1,742,816	335,388	985,104	3,110	69,717	497,802	1,660,619
VIP Equity-Income Portfolio Initial Class	1,152,940	215,042	350,296	1,514	(10,036)	74,835	1,082,485
VIP Government Money Market Portfolio Initial Class 0.83%	11,729,205	3,987,666	2,199,107	57,187	--	--	13,517,764
VIP Growth & Income Portfolio Initial Class	1,315,424	249,922	426,161	1,300	19,279	79,056	1,237,520
VIP Growth Portfolio Initial Class	1,090,861	265,291	502,721	1,463	38,459	162,040	1,053,930
VIP High Income Portfolio Initial Class	1,474,818	183,677	885,718	8,179	(33,763)	96,408	835,422
VIP Investment Grade Bond Portfolio Initial Class	14,935,903	4,464,550	2,724,409	57,583	6,336	445,323	17,127,703
VIP Mid Cap Portfolio Initial Class	313,674	67,703	107,340	459	1,909	24,451	300,397
VIP Overseas Portfolio Initial Class	2,148,058	592,022	525,018	480	6,445	538,080	2,759,587
VIP Value Portfolio Initial Class	849,898	146,382	290,187	1,778	9,319	69,798	785,210
VIP Value Strategies Portfolio Initial Class	411,279	155,764	150,750	1,090	(2,990)	(30,476)	382,827
Total	$38,251,887	$10,894,633	$9,560,578	$136,489	$114,184	$2,066,320	$41,766,446

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2005 Portfolio

September 30, 2017

VIPIFF2005-QTLY-1117
1.822891.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 21.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	26,428	$975,463
VIP Equity-Income Portfolio Investor Class (a)	44,510	1,031,739
VIP Growth & Income Portfolio Investor Class (a)	54,392	1,180,314
VIP Growth Portfolio Investor Class (a)	14,131	1,003,301
VIP Mid Cap Portfolio Investor Class (a)	7,783	286,942
VIP Value Portfolio Investor Class (a)	46,239	749,070
VIP Value Strategies Portfolio Investor Class (a)	25,588	365,394
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,301,499)		5,592,223

International Equity Funds - 13.9%
VIP Emerging Markets Portfolio Investor Class (a)	113,885	1,285,764
VIP Overseas Portfolio Investor Class (a)	105,991	2,364,652
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,865,268)		3,650,416

Bond Funds - 39.4%
VIP High Income Portfolio Investor Class (a)	92,147	523,393
VIP Investment Grade Bond Portfolio Investor Class (a)	759,218	9,831,873
TOTAL BOND FUNDS
(Cost $10,096,085)		10,355,266

Short-Term Funds - 25.5%
VIP Government Money Market Portfolio Investor Class 0.81%(a)(b)
(Cost $6,713,822)	6,713,822	6,713,822
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $23,976,674)		26,311,727
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$26,311,730

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Investor Class	$880,439	$279,960	$286,216	$1,792	$11,841	$89,439	$975,463
VIP Emerging Markets Portfolio Investor Class	1,155,433	361,932	619,070	1,922	24,132	363,337	1,285,764
VIP Equity-Income Portfolio Investor Class	933,421	271,672	230,525	1,140	(7,578)	64,749	1,031,739
VIP Government Money Market Portfolio Investor Class 0.81%	4,796,167	2,592,523	674,868	24,544	--	--	6,713,822
VIP Growth & Income Portfolio Investor Class	1,065,013	313,854	285,125	944	17,954	68,618	1,180,314
VIP Growth Portfolio Investor Class	884,158	309,686	359,965	1,065	33,439	135,983	1,003,301
VIP High Income Portfolio Investor Class	800,963	142,388	454,059	4,430	(23,012)	57,113	523,393
VIP Investment Grade Bond Portfolio Investor Class	7,257,898	3,316,364	965,551	27,332	(2,721)	225,883	9,831,873
VIP Mid Cap Portfolio Investor Class	254,094	81,915	72,696	356	435	23,194	286,942
VIP Overseas Portfolio Investor Class	1,722,643	581,469	377,420	--	3,121	434,839	2,364,652
VIP Value Portfolio Investor Class	687,968	189,941	196,724	1,340	6,240	61,645	749,070
VIP Value Strategies Portfolio Investor Class	333,176	160,795	103,407	839	(278)	(24,892)	365,394
Total	$20,771,373	$8,602,499	$4,625,626	$65,704	$63,573	$1,499,908	$26,311,727

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom Income® Portfolio

September 30, 2017

VIPIFFINC-QTLY-1117
1.822890.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	49,505	$1,827,216
VIP Equity-Income Portfolio Investor Class (a)	83,402	1,933,249
VIP Growth & Income Portfolio Investor Class (a)	101,831	2,209,725
VIP Growth Portfolio Investor Class (a)	26,492	1,880,960
VIP Mid Cap Portfolio Investor Class (a)	14,551	536,478
VIP Value Portfolio Investor Class (a)	86,556	1,402,212
VIP Value Strategies Portfolio Investor Class (a)	47,916	684,240
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,513,946)		10,474,080

International Equity Funds - 10.6%
VIP Emerging Markets Portfolio Investor Class (a)	262,016	2,958,165
VIP Overseas Portfolio Investor Class (a)	220,861	4,927,418
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,733,128)		7,885,583

Bond Funds - 43.0%
VIP High Income Portfolio Investor Class (a)	262,339	1,490,084
VIP Investment Grade Bond Portfolio Investor Class (a)	2,361,241	30,578,066
TOTAL BOND FUNDS
(Cost $31,207,341)		32,068,150

Short-Term Funds - 32.4%
VIP Government Money Market Portfolio Investor Class 0.81% (a)(b)
(Cost $24,153,847)	24,153,847	24,153,847
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $68,608,262)		74,581,660
NET OTHER ASSETS (LIABILITIES) - 0.0%		15
NET ASSETS - 100%		$74,581,675

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,905,387	$296,509	$584,243	$3,916	$26,487	$183,076	$1,827,216
VIP Emerging Markets Portfolio Investor Class	3,057,043	375,078	1,483,319	5,131	144,254	865,109	2,958,165
VIP Equity-Income Portfolio Investor Class	2,020,310	262,040	462,703	2,490	(16,290)	129,892	1,933,249
VIP Government Money Market Portfolio Investor Class 0.81%	20,574,068	5,332,646	1,752,867	97,766	--	--	24,153,847
VIP Growth & Income Portfolio Investor Class	2,305,080	307,024	575,563	2,063	40,475	132,709	2,209,725
VIP Growth Portfolio Investor Class	1,913,080	353,860	742,285	2,325	101,798	254,507	1,880,960
VIP High Income Portfolio Investor Class	2,590,516	204,832	1,412,120	14,465	(76,593)	183,449	1,490,084
VIP Investment Grade Bond Portfolio Investor Class	26,198,217	5,756,467	2,157,300	99,645	(295)	780,977	30,578,066
VIP Mid Cap Portfolio Investor Class	549,938	86,990	147,120	780	2,696	43,974	536,478
VIP Overseas Portfolio Investor Class	3,766,183	754,194	562,666	--	12,736	956,971	4,927,418
VIP Value Portfolio Investor Class	1,489,062	171,972	398,915	2,929	16,711	123,382	1,402,212
VIP Value Strategies Portfolio Investor Class	721,079	232,762	210,469	1,833	1,745	(60,877)	684,240
Total	$67,089,963	$14,134,374	$10,489,570	$233,343	$253,724	$3,593,169	$74,581,660

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2010 Portfolio

September 30, 2017

VIPIFF2010-QTLY-1117
1.822892.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	86,214	$3,182,170
VIP Equity-Income Portfolio Investor Class (a)	145,256	3,367,030
VIP Growth & Income Portfolio Investor Class (a)	177,349	3,848,465
VIP Growth Portfolio Investor Class (a)	46,138	3,275,814
VIP Mid Cap Portfolio Investor Class (a)	25,346	934,501
VIP Value Portfolio Investor Class (a)	150,717	2,441,612
VIP Value Strategies Portfolio Investor Class(a)	83,435	1,191,445
TOTAL DOMESTIC EQUITY FUNDS
(Cost $13,890,648)		18,241,037

International Equity Funds - 16.8%
VIP Emerging Markets Portfolio Investor Class (a)	341,321	3,853,517
VIP Overseas Portfolio Investor Class (a)	328,983	7,339,615
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,992,346)		11,193,132

Bond Funds - 35.9%
VIP High Income Portfolio Investor Class (a)	231,709	1,316,110
VIP Investment Grade Bond Portfolio Investor Class (a)	1,742,288	22,562,627
TOTAL BOND FUNDS
(Cost $23,165,122)		23,878,737

Short-Term Funds - 19.9%
VIP Government Money Market Portfolio Investor Class 0.81% (a)(b)
(Cost $13,243,639)	13,243,639	13,243,639
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $59,291,755)		66,556,545
NET OTHER ASSETS (LIABILITIES) - 0.0%		13
NET ASSETS - 100%		$66,556,558

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Investor Class	$3,165,910	$451,157	$794,978	$6,554	$37,135	$322,946	$3,182,170
VIP Emerging Markets Portfolio Investor Class	3,813,458	414,868	1,647,881	6,448	146,405	1,126,667	3,853,517
VIP Equity-Income Portfolio Investor Class	3,357,522	391,081	579,939	4,168	(24,915)	223,281	3,367,030
VIP Government Money Market Portfolio Investor Class 0.81%	10,397,441	3,900,886	1,054,688	53,280	--	--	13,243,639
VIP Growth & Income Portfolio Investor Class	3,830,821	459,795	743,203	3,453	73,066	227,986	3,848,465
VIP Growth Portfolio Investor Class	3,177,087	545,978	1,058,287	3,891	271,124	339,912	3,275,814
VIP High Income Portfolio Investor Class	2,293,171	181,622	1,254,238	12,901	(93,392)	188,947	1,316,110
VIP Investment Grade Bond Portfolio Investor Class	18,719,638	5,027,857	1,760,157	71,752	(1,979)	577,268	22,562,627
VIP Mid Cap Portfolio Investor Class	913,539	132,467	192,455	1,304	4,110	76,840	934,501
VIP Overseas Portfolio Investor Class	6,162,157	714,969	1,077,760	--	(15)	1,540,264	7,339,615
VIP Value Portfolio Investor Class	2,474,918	253,088	526,947	4,903	30,827	209,726	2,441,612
VIP Value Strategies Portfolio Investor Class	1,198,104	372,400	282,982	3,070	3,325	(99,402)	1,191,445
Total	$59,503,766	$12,846,168	$10,973,515	$171,724	$445,691	$4,734,435	$66,556,545

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2025 Portfolio

September 30, 2017

VIPF2025-QTLY-1117
1.822350.112

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	326,663	$12,125,730
VIP Equity-Income Portfolio Initial Class (a)	550,431	12,830,539
VIP Growth & Income Portfolio Initial Class (a)	672,899	14,669,203
VIP Growth Portfolio Initial Class (a)	175,112	12,490,751
VIP Mid Cap Portfolio Initial Class (a)	96,030	3,562,708
VIP Value Portfolio Initial Class (a)	573,216	9,309,023
VIP Value Strategies Portfolio Initial Class (a)	315,699	4,539,750
TOTAL DOMESTIC EQUITY FUNDS
(Cost $50,741,725)		69,527,704

International Equity Funds - 23.3%
VIP Emerging Markets Portfolio Initial Class (a)	1,078,180	12,226,556
VIP Overseas Portfolio Initial Class (a)	1,165,951	26,105,650
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $29,083,914)		38,332,206

Bond Funds - 26.3%
VIP High Income Portfolio Initial Class (a)	563,690	3,218,673
VIP Investment Grade Bond Portfolio Initial Class (a)	3,067,366	39,906,435
TOTAL BOND FUNDS
(Cost $42,377,878)		43,125,108

Short-Term Funds - 8.1%
VIP Government Money Market Portfolio Initial Class 0.83% (a)(b)
(Cost $13,319,829)	13,319,829	13,319,829
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $135,523,346)		164,304,847
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,907)
NET ASSETS - 100%		$164,290,940

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Initial Class	$10,694,628	$2,527,315	$2,403,533	$23,722	$43,876	$1,263,444	$12,125,730
VIP Emerging Markets Portfolio Initial Class	10,724,603	2,196,218	4,471,615	19,674	322,046	3,455,304	12,226,556
VIP Equity-Income Portfolio Initial Class	11,339,849	2,568,506	1,803,575	15,301	4,749	721,010	12,830,539
VIP Government Money Market Portfolio Initial Class 0.83%	8,029,237	6,684,684	1,394,092	53,711	--	--	13,319,829
VIP Growth & Income Portfolio Initial Class	12,937,445	2,830,210	2,200,497	13,126	9,027	1,093,018	14,669,203
VIP Growth Portfolio Initial Class	10,740,465	2,875,577	3,349,766	14,810	168,960	2,055,515	12,490,751
VIP High Income Portfolio Initial Class	5,202,667	773,316	2,992,376	29,659	(120,905)	355,971	3,218,673
VIP Investment Grade Bond Portfolio Initial Class	29,846,209	13,149,910	4,102,138	118,343	(7,289)	1,019,743	39,906,435
VIP Mid Cap Portfolio Initial Class	3,086,927	743,162	566,637	4,644	2,972	296,284	3,562,708
VIP Overseas Portfolio Initial Class	20,582,747	4,131,967	3,997,072	4,725	103,466	5,284,542	26,105,650
VIP Value Portfolio Initial Class	8,358,436	1,689,139	1,605,481	17,967	18,629	848,300	9,309,023
VIP Value Strategies Portfolio Initial Class	4,045,932	1,652,416	856,773	11,013	(23,914)	(277,911)	4,539,750
Total	$135,589,145	$41,822,420	$29,743,555	$326,695	$521,617	$16,115,220	$164,304,847

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 50% Portfolio

September 30, 2017

VF50-QTLY-1117
1.837320.111

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.5%
	Shares	Value
Fidelity 500 Index Fund Premium Class (a)	3,220	$285,050
Fidelity Air Transportation Portfolio (a)	291,783	24,670,255
Fidelity Banking Portfolio (a)	3,113,904	106,184,143
Fidelity Biotechnology Portfolio (a)(b)	455,497	106,025,993
Fidelity Blue Chip Value Fund (a)	569,199	10,621,262
Fidelity Brokerage and Investment Management Portfolio (a)	277,719	21,934,211
Fidelity Canada Fund (a)	19,893	1,083,554
Fidelity Chemicals Portfolio (a)	401,614	70,712,146
Fidelity Commodity Strategy Fund (a)	3,099,553	31,429,469
Fidelity Computers Portfolio (a)	4,177	373,647
Fidelity Construction and Housing Portfolio (a)	406,121	26,414,088
Fidelity Consumer Discretionary Portfolio (a)	3,645,283	141,655,703
Fidelity Consumer Finance Portfolio (a)	52,479	796,112
Fidelity Consumer Staples Portfolio (a)	1,252,059	119,809,570
Fidelity Contrafund (a)	1,104	133,823
Fidelity Defense and Aerospace Portfolio (a)	518,895	83,858,571
Fidelity Diversified International Fund (a)	3,432,277	139,625,041
Fidelity Dividend Growth Fund (a)	6,135	207,922
Fidelity Emerging Asia Fund (a)	927,792	38,225,028
Fidelity Emerging Markets Fund (a)	697,002	21,181,888
Fidelity Energy Portfolio (a)	2,207,064	91,151,730
Fidelity Energy Service Portfolio (a)	602,340	28,701,485
Fidelity Environmental and Alternative Energy Portfolio (a)	81,047	2,061,023
Fidelity Equity Dividend Income Fund (a)	185,165	5,321,652
Fidelity Equity-Income Fund (a)	278,546	16,927,217
Fidelity Europe Fund (a)	2,771,141	115,861,400
Fidelity Financial Services Portfolio (a)	1,653,804	179,007,725
Fidelity Global Commodity Stock Fund (a)	1,446,254	17,948,016
Fidelity Gold Portfolio (a)	6,111	126,813
Fidelity Growth Company Fund (a)	1,602	280,370
Fidelity Health Care Portfolio (a)	790,310	183,810,189
Fidelity Health Care Services Portfolio (a)	169,948	15,516,223
Fidelity Industrial Equipment Portfolio (a)	867,075	36,694,610
Fidelity Industrials Portfolio (a)	1,873,140	66,009,469
Fidelity Insurance Portfolio (a)	700,545	59,833,511
Fidelity International Capital Appreciation Fund (a)	1,311,239	26,972,182
Fidelity International Discovery Fund (a)	1,844,735	85,226,752
Fidelity International Enhanced Index Fund (a)	2,773,490	27,596,228
Fidelity International Index Fund Institutional Class (a)	3,637,494	154,848,103
Fidelity International Real Estate Fund (a)	16,805	186,031
Fidelity International Small Cap Fund (a)	2,342,230	68,721,016
Fidelity International Small Cap Opportunities Fund (a)	3,314,209	61,213,441
Fidelity Japan Fund (a)	2,004,962	28,691,001
Fidelity Japan Smaller Companies Fund (a)	4,045,741	73,632,491
Fidelity Large Cap Stock Fund (a)	872,114	28,186,727
Fidelity Leisure Portfolio (a)	130,741	21,008,784
Fidelity Magellan Fund (a)	163	16,620
Fidelity Materials Portfolio (a)	44,731	3,969,916
Fidelity Medical Equipment and Systems Portfolio (a)	1,826,961	83,802,700
Fidelity Multimedia Portfolio (a)	338,850	27,406,164
Fidelity Natural Gas Portfolio (a)	37,895	925,768
Fidelity Natural Resources Portfolio (a)	37,608	1,043,625
Fidelity Nordic Fund (a)	333,009	17,955,819
Fidelity OTC Portfolio (a)	694	72,337
Fidelity Overseas Fund (a)	7,057,656	350,059,761
Fidelity Pacific Basin Fund (a)	358,962	12,082,669
Fidelity Real Estate Investment Portfolio (a)	275,923	11,550,118
Fidelity Retailing Portfolio (a)	4,009	489,272
Fidelity Semiconductors Portfolio (a)	119,471	13,352,116
Fidelity Small Cap Growth Fund (a)	6,006	143,975
Fidelity Small Cap Stock Fund (a)	23,522	463,622
Fidelity Small Cap Value Fund (a)	99,162	1,922,744
Fidelity Software and IT Services Portfolio (a)	593	94,304
Fidelity Stock Selector Large Cap Value Fund (a)	3,246,634	65,224,884
Fidelity Technology Portfolio (a)	3,130,804	555,811,694
Fidelity Telecom and Utilities Fund (a)	87,434	2,350,236
Fidelity Telecommunications Portfolio (a)	243,356	16,686,919
Fidelity Transportation Portfolio (a)	172,010	17,436,699
Fidelity Utilities Portfolio (a)	223,458	18,647,598
Fidelity Value Discovery Fund (a)	742,358	20,593,005
TOTAL EQUITY FUNDS
(Cost $2,781,108,196)		3,562,864,230

Fixed-Income Funds - 35.4%
Fidelity Floating Rate High Income Fund (a)	9,858,065	94,933,164
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	1,408,065	13,841,282
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	3,102,000	40,543,146
Fidelity New Markets Income Fund (a)	2,091,467	34,404,640
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	186,526,076	2,169,298,263
TOTAL FIXED-INCOME FUNDS
(Cost $2,332,914,220)		2,353,020,495

Money Market Funds - 11.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95% (a)(c)
(Cost $735,606,941)	735,606,941	735,606,941
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,849,629,357)		6,651,491,666
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,119,102)
NET ASSETS - 100%		$6,650,372,564

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity 500 Index Fund Premium Class	$249,570	$2,877	$--	$2,459	$--	$32,603	$285,050
Fidelity Air Transportation Portfolio	3,228,213	18,849,889	--	17,212	--	2,592,153	24,670,255
Fidelity Banking Portfolio	104,055,617	19,270	3,729,561	19,271	350,124	5,488,693	106,184,143
Fidelity Biotechnology Portfolio	41,944,342	45,473,445	2,530,273	--	(1,165)	21,139,644	106,025,993
Fidelity Blue Chip Growth Fund	16,782,049	1,776,665	19,807,552	--	3,387,640	(2,138,802)	--
Fidelity Blue Chip Value Fund	27,131,447	55,483	18,311,845	55,483	2,979,676	(1,233,499)	10,621,262
Fidelity Brokerage and Investment Management Portfolio	--	19,672,812	--	4,445	--	2,261,399	21,934,211
Fidelity Canada Fund	3,879,221	4,359	2,927,899	--	(30,342)	158,215	1,083,554
Fidelity Chemicals Portfolio	85,242,958	15,411,733	42,861,138	27,219	4,772,182	8,146,411	70,712,146
Fidelity Commodity Strategy Fund	--	30,996,996	--	21,650	--	432,473	31,429,469
Fidelity Computers Portfolio	1,168,396	26,902	1,000,000	315	609,235	(430,886)	373,647
Fidelity Construction and Housing Portfolio	26,588,220	771,465	3,561,884	--	308,259	2,308,028	26,414,088
Fidelity Consumer Discretionary Portfolio	171,405,349	2,387,532	48,755,663	--	4,864,255	11,754,230	141,655,703
Fidelity Consumer Finance Portfolio	701,339	838	--	839	--	93,935	796,112
Fidelity Consumer Staples Portfolio	139,005,855	2,457,887	31,283,503	294,061	1,751,745	7,877,586	119,809,570
Fidelity Contrafund	1,293,886	8,884	1,342,565	210	176,533	(2,915)	133,823
Fidelity Defense and Aerospace Portfolio	54,020,556	17,159,998	2,748,489	45,327	(15,489)	15,441,995	83,858,571
Fidelity Diversified International Fund	129,527,483	25,725,841	44,203,546	--	2,817,511	25,757,752	139,625,041
Fidelity Dividend Growth Fund	186,138	11,951	--	1,722	--	9,833	207,922
Fidelity Emerging Asia Fund	31,034,521	--	2,297,879	--	(136,360)	9,624,746	38,225,028
Fidelity Emerging Markets Fund	14,874,494	755,561	--	--	--	5,551,833	21,181,888
Fidelity Energy Portfolio	124,120,912	8,539,332	29,515,196	--	(2,287,909)	(9,705,409)	91,151,730
Fidelity Energy Service Portfolio	19,278,754	18,005,044	3,086,549	--	(614,553)	(4,881,211)	28,701,485
Fidelity Environmental and Alternative Energy Portfolio	1,547,624	307,379	--	3,088	--	206,020	2,061,023
Fidelity Equity Dividend Income Fund	26,433,566	5,816,906	28,005,419	112,648	2,526,493	(1,449,894)	5,321,652
Fidelity Equity-Income Fund	--	19,306,439	2,770,978	98,581	(2,559)	394,315	16,927,217
Fidelity Europe Fund	76,981,504	17,870,270	--	--	--	21,009,626	115,861,400
Fidelity Financial Services Portfolio	153,956,544	18,875,927	9,381,147	73,253	(71,214)	15,627,615	179,007,725
Fidelity Floating Rate High Income Fund	127,474,793	3,578,083	36,022,969	3,301,838	(492,499)	395,756	94,933,164
Fidelity Focused High Income Fund	14,455	--	14,574	43	805	(686)	--
Fidelity Global Commodity Stock Fund	16,240,624	2,212,862	2,070,041	--	(80,667)	1,645,238	17,948,016
Fidelity Gold Portfolio	116,855	281	--	--	--	9,677	126,813
Fidelity Growth Company Fund	219,137	--	--	--	--	61,233	280,370
Fidelity Health Care Portfolio	157,486,394	17,190,601	29,829,237	--	1,084,535	37,877,896	183,810,189
Fidelity Health Care Services Portfolio	--	15,672,821	--	--	--	(156,598)	15,516,223
Fidelity Industrial Equipment Portfolio	41,713,050	1,722,034	9,775,000	71,230	620,209	2,414,317	36,694,610
Fidelity Industrials Portfolio	96,905,765	6,051,216	43,243,365	126,722	3,517,216	2,778,637	66,009,469
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	125,010,867	1,457,733	114,323,953	53,006	2,630,555	(933,920)	13,841,282
Fidelity Insurance Portfolio	99,364,695	765,547	46,769,830	100,859	5,255,139	1,217,960	59,833,511
Fidelity International Capital Appreciation Fund	25,295,025	--	4,389,999	--	(220,731)	6,287,887	26,972,182
Fidelity International Discovery Fund	69,246,416	13,619,504	16,061,446	--	1,331,578	17,090,700	85,226,752
Fidelity International Enhanced Index Fund	--	23,528,517	--	--	--	4,067,711	27,596,228
Fidelity International Index Fund Institutional Class	123,719,149	5,568,953	380,000	102,829	(12,623)	25,952,624	154,848,103
Fidelity International Real Estate Fund	156,000	4,077	--	3,058	--	25,954	186,031
Fidelity International Small Cap Fund	74,906,791	2,184,131	26,611,647	--	3,623,314	14,618,427	68,721,016
Fidelity International Small Cap Opportunities Fund	43,846,051	7,700,000	2,000,000	--	(13,505)	11,680,895	61,213,441
Fidelity Investments Money Market Government Portfolio Institutional Class 0.95%	555,451,428	211,095,682	30,940,169	3,593,972	--	--	735,606,941
Fidelity IT Services Portfolio	412,811	--	427,291	--	182,351	(167,871)	--
Fidelity Japan Fund	23,157,911	997,198	--	--	--	4,535,892	28,691,001
Fidelity Japan Smaller Companies Fund	59,270,110	--	--	--	--	14,362,381	73,632,491
Fidelity Large Cap Stock Fund	30,702,635	2,219,161	7,567,473	75,277	347,032	2,485,372	28,186,727
Fidelity Leisure Portfolio	--	20,883,873	--	--	--	124,911	21,008,784
Fidelity Long-Term Treasury Bond Index Fund Premium Class	28,589,507	12,883,787	2,094,231	730,741	(26,532)	1,190,615	40,543,146
Fidelity Magellan Fund	14,042	853	--	26	--	1,725	16,620
Fidelity Materials Portfolio	5,687,581	3,525,793	5,779,168	526	675,867	(140,157)	3,969,916
Fidelity Medical Equipment and Systems Portfolio	92,407,877	24,403,626	54,537,089	--	2,111,431	19,416,855	83,802,700
Fidelity Multimedia Portfolio	13,759,157	14,573,770	2,490,446	--	4,171	1,559,512	27,406,164
Fidelity Nasdaq Composite Index Fund	774,368	--	844,893	--	464,773	(394,248)	--
Fidelity Natural Gas Portfolio	--	900,000	--	--	--	25,768	925,768
Fidelity Natural Resources Portfolio	--	1,000,000	--	--	--	43,625	1,043,625
Fidelity New Markets Income Fund	34,628,992	1,397,310	3,455,878	1,329,633	(41,091)	1,875,307	34,404,640
Fidelity Nordic Fund	21,365,927	268,004	7,056,839	--	347,327	3,031,400	17,955,819
Fidelity OTC Portfolio	11,540,314	936,019	13,696,992	--	2,925,458	(1,632,462)	72,337
Fidelity Overseas Fund	236,201,143	56,584,592	9,058,143	--	77,865	66,254,304	350,059,761
Fidelity Pacific Basin Fund	9,498,141	--	--	--	--	2,584,528	12,082,669
Fidelity Real Estate Investment Portfolio	25,996,290	300,684	14,704,195	112,628	804,326	(846,987)	11,550,118
Fidelity Retailing Portfolio	41,290,828	67	43,626,383	--	13,357,213	(10,532,453)	489,272
Fidelity Semiconductors Portfolio	87,001,142	3,083,314	85,697,574	214,108	22,411,606	(13,446,372)	13,352,116
Fidelity Series Commodity Strategy Fund	30,864,013	2,106,128	31,316,072	--	(862,000)	(792,069)	--
Fidelity Small Cap Growth Fund	117,200	7,212	--	--	--	19,563	143,975
Fidelity Small Cap Stock Fund	429,507	13,701	--	228	--	20,414	463,622
Fidelity Small Cap Value Fund	1,516,313	350,360	--	13,241	--	56,071	1,922,744
Fidelity Software and IT Services Portfolio	127,217,968	1,330,820	143,276,266	--	27,638,814	(12,817,032)	94,304
Fidelity Stock Selector Large Cap Value Fund	87,157,908	2,160,484	29,478,397	29,037	3,083,560	2,301,329	65,224,884
Fidelity Technology Portfolio	302,461,967	162,704,338	40,576,343	--	457,761	130,763,971	555,811,694
Fidelity Telecom and Utilities Fund	--	2,320,645	--	12,001	--	29,591	2,350,236
Fidelity Telecommunications Portfolio	71,488,029	5,556,372	58,569,370	181,259	5,970,031	(7,758,143)	16,686,919
Fidelity Transportation Portfolio	11,275,523	4,329,009	--	22,853	--	1,832,167	17,436,699
Fidelity U.S. Bond Index Fund Institutional Premium Class	2,061,937,825	184,756,966	102,373,267	39,517,831	(500,348)	25,477,087	2,169,298,263
Fidelity Utilities Portfolio	27,533,820	5,771,534	17,687,776	--	1,552,864	1,477,156	18,647,598
Fidelity Value Discovery Fund	15,576,127	5,500,678	1,771,890	98,986	16,346	1,271,744	20,593,005
Total	$6,271,681,029	$1,103,510,025	$1,336,639,292	$50,469,715	$119,626,213	$493,313,691	$6,651,491,666

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2040 Portfolio

September 30, 2017

VF-2040-QTLY-1117
1.903283.108

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	196,235	$7,284,260
VIP Equity-Income Portfolio Initial Class (a)	330,504	7,704,054
VIP Growth & Income Portfolio Initial Class (a)	404,066	8,808,649
VIP Growth Portfolio Initial Class (a)	105,147	7,500,130
VIP Mid Cap Portfolio Initial Class (a)	57,660	2,139,172
VIP Value Portfolio Initial Class (a)	344,518	5,594,965
VIP Value Strategies Portfolio Initial Class (a)	189,773	2,728,940
TOTAL DOMESTIC EQUITY FUNDS
(Cost $35,470,333)		41,760,170

International Equity Funds - 31.1%
VIP Emerging Markets Portfolio Initial Class (a)	569,979	6,463,565
VIP Overseas Portfolio Initial Class (a)	672,955	15,067,456
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,332,483)		21,531,021

Bond Funds - 6.1%
VIP High Income Portfolio Initial Class (a)	235,011	1,341,914
VIP Investment Grade Bond Portfolio Initial Class (a)	219,275	2,852,773
TOTAL BOND FUNDS
(Cost $4,084,241)		4,194,687

Short-Term Funds - 2.5%
VIP Government Money Market Portfolio Initial Class 0.83% (a)(b)
(Cost $1,762,892)	1,762,892	1,762,892
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $58,649,949)		69,248,770
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,442)
NET ASSETS - 100%		$69,242,328

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VIP Contrafund Portfolio Initial Class	$5,431,982	$2,184,705	$1,058,046	$12,076	$17,228	$708,391	$7,284,260
VIP Emerging Markets Portfolio Initial Class	4,801,933	1,787,000	1,941,272	8,827	121,114	1,694,790	6,463,565
VIP Equity-Income Portfolio Initial Class	5,760,933	2,543,643	1,009,055	7,791	1,717	406,816	7,704,054
VIP Government Money Market Portfolio Initial Class 0.83%	392,159	1,560,841	190,108	6,480	--	--	1,762,892
VIP Growth & Income Portfolio Initial Class	6,572,775	2,774,952	1,160,254	6,684	7,117	614,059	8,808,649
VIP Growth Portfolio Initial Class	5,454,291	2,354,818	1,543,970	7,538	64,772	1,170,219	7,500,130
VIP High Income Portfolio Initial Class	1,899,084	469,009	1,117,409	10,848	(39,448)	130,678	1,341,914
VIP Investment Grade Bond Portfolio Initial Class	994,640	2,022,649	208,333	3,952	158	43,659	2,852,773
VIP Mid Cap Portfolio Initial Class	1,568,257	704,814	305,587	2,365	2,735	168,953	2,139,172
VIP Overseas Portfolio Initial Class	10,414,948	3,877,049	2,149,694	2,396	84,171	2,840,982	15,067,456
VIP Value Portfolio Initial Class	4,245,762	1,664,500	793,901	9,148	10,671	467,933	5,594,965
VIP Value Strategies Portfolio Initial Class	2,055,047	1,226,417	418,306	5,608	(17,434)	(116,784)	2,728,940
Total	$49,591,811	$23,170,397	$11,895,935	$83,713	$252,801	$8,129,696	$69,248,770

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017